JANUARY 31, 1998
AS SUPPLEMENTED ON MAY 15, 1998 AND JULY 24, 1998


TAX FREE BOND FUNDS

CLASS A SHARES



INTERMEDIATE TAX
FREE FUND

CALIFORNIA INTERMEDIATE
TAX FREE FUND

COLORADO INTERMEDIATE
TAX FREE FUND

MINNESOTA INTERMEDIATE
TAX FREE FUND




FIRST AMERICAN
        INVESTMENT FUNDS, INC.

PROSPECTUS






[LOGO] FIRST AMERICAN
          THE POWER OF DISCIPLINED INVESTING(R)

                                TABLE OF CONTENTS


Summary                                   2
 ...........................................
Fees and Expenses                         4
 ...........................................
Financial Highlights                      6
 ...........................................
The Funds                                10
 ...........................................
Investment Objectives and Policies       10
 ...........................................
Management                               14
 ...........................................
Distributor                              16
 ...........................................
Investing in the Funds                   17
 ...........................................
Redeeming Shares                         23
 ...........................................
Determining the Price of Shares          25
 ...........................................
Income Taxes                             26
 ...........................................
Tax-Exempt vs. Taxable Income            28
 ...........................................
Fund Shares                              29
 ...........................................
Calculation of Performance Data          29
 ...........................................
Performance Information for Successor to
Common Trust Funds                       30
 ...........................................
Special Investment Methods               31
 ...........................................
Information Concerning Compensation Paid
to U.S. Bank National Association and
Other Affiliates                         37
 ...........................................

    FIRST AMERICAN INVESTMENT FUNDS, INC.

    CLASS A SHARES PROSPECTUS

    The shares described in this Prospectus represent interests in First American Investment Funds, Inc., which consists of mutual funds with several different investment portfolios and objectives. This Prospectus relates to the Class A Shares of the following funds (the "Funds"):


    * INTERMEDIATE TAX FREE FUND


    * CALIFORNIA INTERMEDIATE
      TAX FREE FUND


    * COLORADO INTERMEDIATE
      TAX FREE FUND


    * MINNESOTA INTERMEDIATE
      TAX FREE FUND


    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, INCLUDING U.S. BANK NATIONAL ASSOCIATION AND ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, DUE TO FLUCTUATIONS IN EACH FUND'S NET ASSET VALUE.

    This Prospectus concisely sets forth information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference.

    A Statement of Additional Information dated January 31, 1998 as supplemented from time to time for the Funds has been filed with the Securities and Exchange Commission ("SEC") and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Investments Distribution Co., Oaks, Pennsylvania 19456. The SEC maintains a World Wide Web site that contains reports and information regarding issuers that file electronically with the SEC. The address of such site is "http://www.sec.gov."





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRE- SENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    The date of this Prospectus is January 31, 1998 as supplemented on May 15, 1998 and July 24, 1998.

    SUMMARY

    First American Investment Funds, Inc. ("FAIF") is an open-end investment company which offers shares in several different mutual funds. This Prospectus provides information with respect to the Class A Shares of the following funds (the "Funds"):

    INTERMEDIATE TAX FREE FUND has an objective of providing current income that is exempt from federal income tax to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal alternative minimum tax. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 10 years.

    CALIFORNIA INTERMEDIATE TAX FREE FUND has an objective of providing current income which is exempt from both federal income tax and California state income tax to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal and California income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal alternative minimum tax. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 10 years.

    COLORADO INTERMEDIATE TAX FREE FUND has an objective of providing current income which is exempt from both federal income tax and Colorado state income tax to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal and Colorado income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal alternative minimum tax. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 10 years.

    MINNESOTA INTERMEDIATE TAX FREE FUND (formerly Minnesota Insured Intermediate Tax Free Fund) has an objective of providing current income which is exempt from both federal income tax and Minnesota state income tax to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal and Minnesota income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal or the Minnesota alternative minimum tax. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 10 years.

    INVESTMENT ADVISOR. U.S. Bank National Association (the "Advisor" or "U.S. Bank") serves as investment advisor to each of the Funds through its First American Asset Management group. See "Management."

    DISTRIBUTOR; ADMINISTRATOR. SEI Investments Distribution Co. (the "Distributor") serves as the distributor of the Funds' shares. SEI Investments Management Corporation (the "Administrator") serves as the administrator of the Funds. See "Management" and "Distributor."

    OFFERING PRICES. Class A Shares of the Funds are sold at net asset value plus a maximum sales charge of 3.00%. These sales charges are reduced on purchases of $50,000 or more. Purchases of $1 million or more of Class A Shares are not subject to an initial sales charge, but the Distributor and certain securities firms, financial institutions (including, without limitation, banks) and other industry professionals may receive a commission equal to 1.00% of the first $3 million of shares purchased, 0.75% of shares purchased in excess of $3 million up to $5 million, and 0.50% of shares purchased in excess of $5 million. If such a commission is paid, redemptions of Class A Shares purchased at net asset value within 12 months following such purchases will be subject to a contingent deferred sales charge of 1.00%.

    Class A Shares of the Funds otherwise are redeemed at net asset value without any additional charge. Class A Shares of each Fund are subject to a shareholder servicing fee computed at an annual rate of 0.25% of the average daily net assets of that class. See "Investing in the Funds -- Class A Share Price and Sales Charge."

    MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS. The minimum initial investment is $1,000 ($250 for IRAs) for each Fund. Subsequent investments must be $100 or more. Regular investment in the Funds is simplified through the Systematic Investment Program through which monthly purchases of $100 or more are possible. See "Investing in the Funds -- Minimum Investment Required" and "-- Systematic Investment Program."

    EXCHANGES. Shares of any Fund may be exchanged for the same class of shares of other funds in the First American family of funds at the shares' respective net asset values with no additional charge. See "Investing in the Funds -- Exchange Privilege."

    REDEMPTIONS. Shares of each Fund may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Funds' transfer agent, less any applicable contingent deferred sales charge. Each Fund may, upon 60 days written notice, redeem an account if the account's net asset value falls below $500. See "Investing in the Funds" and "Redeeming Shares."

    RISKS TO CONSIDER. Each of the Funds is subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate).

    In addition, the value of municipal obligations held by the Funds may be adversely affected by local political and economic conditions and developments in the states and political subdivisions which issue the obligations. Investors should note in this regard that California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund and Minnesota Intermediate Tax Free Fund invest principally in municipal obligations of issuers located only in California, Colorado and Minnesota, respectively. See "Investment Objectives and Policies -- Risks to Consider" and "Special Investment Methods."

    SHAREHOLDER INQUIRIES. Any questions or communications regarding the Funds or a shareholder account should be directed to the Distributor by calling
    (800) 637-2548, or to the financial institution which holds shares on an investor's behalf.

    FEES AND EXPENSES

    ----------------------------------------------------------------------------
    CLASS A SHARE FEES AND EXPENSES

                                                                         CALIFORNIA         COLORADO       MINNESOTA
                                                      INTERMEDIATE     INTERMEDIATE     INTERMEDIATE    INTERMEDIATE
                                                          TAX FREE         TAX FREE         TAX FREE        TAX FREE
                                                              FUND             FUND             FUND            FUND
----------------------------------------------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales load imposed on purchases (as a
 percentage of offering price)(1)                             3.00%            3.00%            3.00%           3.00%
 Maximum sales load imposed on reinvested dividends           None             None             None            None
 Deferred sales load                                          None             None             None            None
 Redemption fees                                              None             None             None            None
 Exchange fees                                                None             None             None            None
----------------------------------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Investment advisory fees (after voluntary fee waivers)(2)    0.47%            0.29%            0.49%           0.50%
 Rule 12b-1 fees(2)                                           0.00%            0.00%            0.00%           0.00%
 Other expenses                                               0.23%            0.41%            0.21%           0.20%
 Total fund operating expenses
 (after voluntary fee waivers)(2)                             0.70%            0.70%            0.70%           0.70%
----------------------------------------------------------------------------------------------------------------------
 EXAMPLE(3)
 You would pay the following expenses on a $1,000 investment, assuming (i) the maximum applicable sales charge for all funds; (ii) a 5% annual return; and
 (iii) redemption at the end of each time period:
  1 year                                                       $37              $37              $37             $37
  3 years                                                      $52              $52              $52             $52
  5 years                                                      $68              $68              $68             $68
 10 years                                                     $114             $114             $114            $114

(1) THE RULES OF THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THAT THE MAXIMUM SALES CHARGE BE REFLECTED IN THE ABOVE TABLE. HOWEVER, CERTAIN INVESTORS MAY QUALIFY FOR REDUCED SALES CHARGES. PURCHASES OF $1 MILLION OR MORE OF CLASS A SHARES ARE NOT SUBJECT TO AN INITIAL SALES CHARGE, BUT THE DISTRIBUTOR AND CERTAIN SECURITIES FIRMS, FINANCIAL INSTITUTIONS (INCLUDING, WITHOUT LIMITATION, BANKS) AND OTHER INDUSTRY PROFESSIONALS MAY RECEIVE A COMMISSION OF UP TO 1.00% ON SUCH SALES. IN ADDITION, A CONTINGENT DEFERRED SALES CHARGE OF UP TO 1.00% MAY BE IMPOSED ON SUCH PURCHASES IN THE EVENT OF REDEMPTION WITHIN 24 MONTHS FOLLOWING THE DATE OF THE APPLICABLE PURCHASE. SEE "INVESTING IN THE FUNDS -- CLASS A SHARE PRICE AND SALES CHARGE."

(2) THE ADVISOR AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THEIR FEES ON A VOLUNTARY BASIS, AND THE AMOUNTS SHOWN REFLECT THESE WAIVERS AS OF THE DATE OF THIS PROSPECTUS. EACH OF THESE PERSONS INTENDS TO MAINTAIN SUCH WAIVERS IN EFFECT FOR THE CURRENT FISCAL YEAR BUT RESERVES THE RIGHT TO DISCONTINUE SUCH WAIVERS AT ANY TIME IN ITS SOLE DISCRETION. ABSENT ANY FEE WAIVERS, INVESTMENT ADVISORY FEES FOR EACH FUND AS AN ANNUALIZED PERCENTAGE OF AVERAGE DAILY NET ASSETS WOULD BE 0.70%; RULE 12b-1 FEES CALCULATED ON SUCH BASIS WOULD BE 0.25%; AND TOTAL FUND OPERATING EXPENSES CALCULATED ON SUCH BASIS WOULD BE 1.18% FOR INTERMEDIATE TAX FREE FUND, 1.36% FOR CALIFORNIA INTERMEDIATE TAX FREE FUND, 1.16% FOR COLORADO INTERMEDIATE TAX FREE FUND, AND 1.15% FOR MINNESOTA INTERMEDIATE TAX FREE FUND. "OTHER EXPENSES" INCLUDES AN ADMINISTRATION FEE.

(3) ABSENT THE FEE WAIVERS REFERRED TO IN (2) ABOVE, THE DOLLAR AMOUNTS FOR THE 1, 3, 5 AND 10-YEAR PERIODS WOULD BE AS FOLLOWS: INTERMEDIATE TAX FREE FUND, $42, $66, $93 AND $169; CALIFORNIA INTERMEDIATE TAX FREE FUND, $43, $72, $102 AND $189; COLORADO INTERMEDIATE TAX FREE FUND, $41, $66, $92 AND $167; AND MINNESOTA INTERMEDIATE TAX FREE FUND, $41, $65, $91 AND $166.

    ----------------------------------------------------------------------------
    INFORMATION CONCERNING FEES AND EXPENSES

    The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in a Fund may bear directly or indirectly. THE EXAMPLES CONTAINED IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    FINANCIAL HIGHLIGHTS

    The following audited financial highlights should be read in conjunction with the Funds' financial statements, the related notes thereto and the independent auditors' report of KPMG Peat Marwick LLP appearing in FAIF's annual report to shareholders dated September 30, 1997. Further information about the Funds' performance is contained in such annual report to shareholders, which may be obtained without charge by calling (800) 637-2548 or by writing SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

    For the periods ended September 30,
    For a share outstanding throughout the period

                                                            REALIZED AND
                                                              UNREALIZED      DIVIDENDS
                              NET ASSET              NET        GAINS OR       FROM NET
                        VALUE BEGINNING       INVESTMENT     (LOSSES) ON     INVESTMENT
                              OF PERIOD           INCOME     INVESTMENTS         INCOME
-----------------------------------------------------------------------------------------
INTERMEDIATE TAX FREE FUND CLASS A
    1997                        $ 10.66          $  0.47         $  0.24        $ (0.47)
    1996                          10.72             0.46            0.01          (0.46)
    1995                          10.28             0.49            0.43          (0.48)
    1994                          10.92             0.44           (0.57)         (0.44)
    1993                          10.56             0.47            0.42          (0.47)
    1992                          10.34             0.53            0.22          (0.53)
    1991(1)                       10.04             0.50            0.31          (0.50)
    1990(2)                       10.08             0.56           (0.04)         (0.56)
    1989(2)                       10.19             0.56           (0.11)         (0.56)
    1988(2)(3)                    10.03             0.47            0.16          (0.47)
CALIFORNIA INTERMEDIATE TAX FREE FUND CLASS A
    1997(4)                     $ 10.00          $  0.06         $  0.04        $ (0.06)
COLORADO INTERMEDIATE TAX FREE FUND CLASS A
    1997                        $ 10.42          $  0.48         $  0.24        $ (0.48)
    1996                          10.51             0.49           (0.04)         (0.49)
    1995                          10.15             0.49            0.36          (0.49)
    1994(5)                       10.00             0.21            0.16          (0.22)
MINNESOTA INTERMEDIATE TAX FREE FUND CLASS A
    1997                        $  9.91          $  0.44         $  0.21        $ (0.44)
    1996                           9.92             0.45            0.02          (0.45)
    1995                           9.58             0.46            0.33          (0.45)
    1994(6)                       10.00             0.25           (0.42)         (0.25)
-----------------------------------------------------------------------------------------

 *  TOTAL RETURN EXCLUDES SALES CHARGES.

 + RETURNS, EXCLUDING SALES CHARGES, ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) ON SEPTEMBER 3, 1991, THE BOARD OF DIRECTORS OF FAIF APPROVED A CHANGE IN FAIF'S FISCAL YEAR END FROM OCTOBER 31 TO SEPTEMBER 30, EFFECTIVE SEPTEMBER 30, 1991. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(2) FOR THE PERIOD ENDED OCTOBER 31.

(3) COMMENCED OPERATIONS ON DECEMBER 22, 1987. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(4) COMMENCED OPERATIONS ON AUGUST 8, 1997. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(5) COMMENCED OPERATIONS ON APRIL 4, 1994. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(6) COMMENCED OPERATIONS ON FEBRUARY 25, 1994. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

                                                                                          RATIO OF
                                                                        RATIO OF NET   EXPENSES TO
                  NET ASSET                                  RATIO OF     INVESTMENT       AVERAGE
 DISTRIBUTIONS        VALUE                  NET ASSETS   EXPENSES TO      INCOME TO    NET ASSETS  PORTFOLIO
          FROM       END OF       TOTAL          END OF       AVERAGE        AVERAGE    (EXCLUDING   TURNOVER
 CAPITAL GAINS       PERIOD      RETURN*   PERIOD (000)    NET ASSETS     NET ASSETS      WAIVERS)       RATE
---------------------------------------------------------------------------------------------------------------

       $ (0.06)    $  10.84        6.84%         $3,849          0.67%          4.41%         1.18%        66%
         (0.07)       10.66        4.45           2,618          0.66           4.35          1.17         53
            --        10.72        9.15             983          0.67           4.71          1.30         68
         (0.07)       10.28       (1.25)          1,128          0.59           4.13          2.78         52
         (0.06)       10.92        8.66           2,969          0.71           4.31          5.09         27
            --        10.56        7.23             725          0.99           4.83         16.09         23
         (0.01)       10.34        8.15+            637          0.99           5.35         15.48         15
            --        10.04        5.31             537          1.08           5.58         13.85          4
            --        10.08        4.57             491          1.09           5.57         19.55          4
            --        10.19        6.73+            425          0.84           5.87         13.60          0

       $    --     $  10.04        1.02%+        $    1          0.69%          4.48%         1.36%         3%

       $ (0.05)    $  10.61        7.11%         $4,187          0.70%          4.55%         1.16%        11%
         (0.05)       10.42        4.39           2,861          0.70           4.69          1.18         20
            --        10.51        8.57           2,189          0.70           4.83          1.27         19
            --        10.15        3.66+            693          0.69           4.51          4.96          4

       $ (0.03)    $  10.09        6.72%         $7,453          0.70%          4.49%         1.15%        20%
         (0.03)        9.91        4.80           3,916          0.70           4.52          1.18         19
            --         9.92        8.46           2,219          0.70           4.74          1.25         38
            --         9.58       (1.68) +        1,508          0.67           4.57          1.84         22
---------------------------------------------------------------------------------------------------------------


    FINANCIAL HIGHLIGHTS (continued)

    The following unaudited financial highlights for California Intermediate Tax Free Fund for the period commencing August 8, 1997 and ending December 31, 1997 should be read in conjunction with the Fund's unaudited financial statements and the related notes thereto appearing in the Funds' Statement of Additional Information dated January 31, 1998 as supplemented on May 15, 1998.

    Further information about the Fund's performance for the period commencing August 8, 1997 and ending December 31, 1997 is contained in such Statement of Additional Information, which may be obtained without charge by calling
    (800) 637-2548 or by writing SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

    For the period ended December 31, 1997

                                           REALIZED AND     DIVIDENDS
              NET ASSET            NET       UNREALIZED      FROM NET
        VALUE BEGINNING     INVESTMENT         GAINS ON    INVESTMENT
              OF PERIOD         INCOME      INVESTMENTS        INCOME
-----------------------------------------------------------------------

CALIFORNIA INTERMEDIATE TAX FREE FUND CLASS A(1)
                $ 10.00         $ 0.17          $ (0.11)      $ (0.17)
-----------------------------------------------------------------------


 +  RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

(1) COMMENCED OPERATIONS ON AUGUST 8, 1997. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

                                                                                         RATIO OF
                                                                       RATIO OF NET   EXPENSES TO
                NET ASSET                                  RATIO OF      INVESTMENT       AVERAGE
 DISTRIBUTION       VALUE                 NET ASSETS    EXPENSES TO       INCOME TO    NET ASSETS
         FROM      END OF      TOTAL          END OF        AVERAGE         AVERAGE    (EXCLUDING   PORTFOLIO
 CAPITAL GAIN      PERIOD     RETURN    PERIOD (000)     NET ASSETS      NET ASSETS      WAIVERS)    TURNOVER
---------------------------------------------------------------------------------------------------------------

      $    --     $ 10.11       2.86%+           $ 1           0.70%           4.40%         1.26%         11%
---------------------------------------------------------------------------------------------------------------

    THE FUNDS

    FAIF is an open-end management investment company which offers shares in several different mutual funds (collectively, the "FAIF Funds"), each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each FAIF Fund through several separate classes which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. Except for these differences among classes, each share of each FAIF Fund represents an undivided proportionate interest in that Fund. FAIF is incorporated under the laws of the State of Maryland, and its principal offices are located at Oaks, Pennsylvania 19456.

    This Prospectus relates only to the Class A Shares of the Funds named on the cover hereof. Information regarding the Class Y Shares of these Funds and regarding the Class A, Class B and Class Y Shares of the other FAIF Funds is contained in separate prospectuses that may be obtained from FAIF's Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling (800) 637-2548. The Board of Directors of FAIF may authorize additional series or classes of common stock in the future.


    INVESTMENT OBJECTIVES AND POLICIES

    This section describes the investment objectives and policies of the Funds. There is no assurance that any of these objectives will be achieved. The Funds' investment objectives are not fundamental and therefore may be changed without a vote of shareholders. Such changes could result in a Fund having investment objectives different from those which shareholders considered appropriate at the time of their investment in a Fund. Shareholders will receive written notification at least 30 days prior to any change in a Fund's investment objectives. Intermediate Tax Free Fund is a diversified investment company, as defined in the Investment Company Act of 1940 (the "1940 Act"). California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, and Minnesota Intermediate Tax Free Fund are nondiversified investment companies under the 1940 Act.

    If a percentage limitation on investments by a Fund stated below or in the Statement of Additional Information is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset values will not be deemed to violate the limitation except in the case of the limitations on illiquid investments and borrowing. A Fund which is limited to investing in securities with specified ratings is not required to sell a security if its rating is reduced or discontinued after purchase, but the Fund may consider doing so. However, in no event will more than 5% of any Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") are contained in the Statement of Additional Information.

    This section also contains information concerning certain investment risks borne by Fund shareholders under the heading "-- Risks to Consider." Further information concerning the securities in which the Funds may invest and related matters is set forth under "Special Investment Methods."

    ----------------------------------------------------------------------------
    INTERMEDIATE TAX FREE FUND

    OBJECTIVE. Intermediate Tax Free Fund has an objective of providing current income which is exempt from federal income tax to the extent consistent with preservation of capital.

    INVESTMENT POLICIES. Under normal market conditions, Intermediate Tax Free Fund invests at least 80% of its net assets in municipal bonds and other municipal obligations, the interest on which is, in the opinion of bond counsel to the issuer, exempt from federal income tax. No more than

    20% of the securities owned by the Fund will generate income that is an item of tax preference for the purpose of the federal alternative minimum tax. Municipal obligations generating income subject to taxation under the federal alternative minimum tax rules will not be counted as tax exempt obligations for purposes of the 80% test. See "Income Taxes." The types of municipal bonds and other municipal obligations in which the Fund may invest are described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations."

    Under normal market conditions, the weighted average maturity of the securities held by Intermediate Tax Free Fund will range from 3 to 10 years.

    Intermediate Tax Free Fund may purchase obligations which are rated no lower than BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Advisor. Unrated securities deemed to be of comparable quality to rated securities as set forth above will not exceed 25% of the Fund's total assets. The Fund also may purchase municipal notes which are rated no lower than SP-1 by Standard & Poor's or MIG/VMIG-1 by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization.

    While the assets of Intermediate Tax Free Fund ordinarily will be invested in municipal obligations, on occasion the Fund may temporarily hold short-term securities, other than municipal obligations, the income from which is taxable. Temporary taxable investments would be held solely for the purpose of managing exceptional in-flows and out-flows of cash or for temporary defensive purposes to preserve existing portfolio values. Under normal circumstances, the Fund may not invest more than 20% of its assets in investments other than municipal obligations. However, when a temporary defensive position to protect capital is deemed advisable and practicable, the Fund may have more than 20% of its assets in temporary taxable investments or cash. The types of investments which are permitted for these purposes are described under "Special Investment Methods -- Temporary Taxable Investments."

    The Fund also may temporarily invest in shares of investment companies which invest primarily in short-term municipal obligations with maturities not exceeding 13 months including, but not limited to, tax free money market funds advised by the Advisor. Investments of these types are also subject to the advisory fee. Income from these investments is normally exempt from federal income tax. Where the income from these investments is exempt from federal income tax, the investments will be counted as tax exempt obligations for purposes of the 80% test described above.

    The Fund also may (i) in order to attempt to reduce risk, invest in exchange traded interest rate futures and interest rate index futures contracts; (ii) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices;
    (iii) purchase securities on a when-issued or delayed delivery basis; and
    (iv) engage in the lending of portfolio securities. In addition, the Fund may invest up to 10% of its total assets in inverse floating rate municipal obligations. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    The requirement, described above, that Intermediate Tax Free Fund invest at least 80% of its net assets in tax free obligations under normal market conditions is a fundamental policy, which cannot be changed without a shareholder vote. Under normal market conditions, the Fund will invest at least 65% of its total assets in municipal obligations which are municipal bonds. See "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations."

    ----------------------------------------------------------------------------
    CALIFORNIA INTERMEDIATE TAX FREE FUND, COLORADO INTERMEDIATE TAX FREE FUND AND MINNESOTA INTERMEDIATE TAX FREE FUND

    OBJECTIVES. California Intermediate Tax Free Fund has an objective of providing current income which is exempt from both federal income tax and California state income tax to the extent consistent with preservation of capital. Colorado Intermediate Tax Free Fund has an objective of providing current income which is exempt from both federal income tax and Colorado state income tax to the extent consistent with preservation of capital. Minnesota Intermediate Tax Free Fund has an objective of providing current income which is exempt from both federal income tax and Minnesota state income tax to the extent consistent with preservation of capital.

    INVESTMENT POLICIES. Under normal market conditions, each of these Funds invests at least 80% of its net assets in municipal bonds and other municipal obligations of the state referred to in its title, the interest on which is, in the opinion of bond counsel to the issuer, exempt from federal income tax and that state's income tax. No more than 20% of the securities owned by any of these Funds will generate income that is an item of tax preference for the purpose of the federal alternative minimum tax and, in the case of Minnesota Intermediate Tax Free Fund, for the purpose of the Minnesota alternative minimum tax. Municipal obligations generating income subject to taxation under the federal alternative minimum tax rules or, in the case of Minnesota Intermediate Tax Free Fund, under the Minnesota alternative minimum tax rules, will not be counted as tax exempt obligations for purposes of the 80% test. See "Income Taxes." The types of municipal bonds and other municipal obligations in which these Funds may invest are described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations."

    Under normal market conditions, the weighted average maturity of the securities held by each of these Funds will range from 3 to 10 years.

    Each of these Funds may purchase obligations which are rated (without regard to insurance) no lower than BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Advisor. Unrated securities deemed to be of comparable quality to rated securities as set forth above will not exceed 25% of each Fund's total assets. Each of these Funds also may purchase municipal notes which are rated no lower than SP-1 by Standard & Poor's or MIG/VMIG-1 by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization.

    While the assets of each of these Funds ordinarily will be invested in municipal obligations, on occasion either Fund may temporarily hold short-term securities, other than municipal obligations, the income from which is taxable. Temporary taxable investments would be held solely for the purpose of managing exceptional in-flows and out-flows of cash or for temporary defensive purposes to preserve existing portfolio values. Under normal circumstances, a Fund may not invest more than 20% of its assets in investments other than municipal obligations. However, when a temporary defensive position to protect capital is deemed advisable and practicable, a Fund may have more than 20% (and up to 100%) of its assets in temporary taxable investments or cash. The types of investments which are permitted for these purposes are described under "Special Investment Methods -- Temporary Taxable Investments."

    Each of these Funds also may temporarily invest in shares of investment companies which invest primarily in short-term municipal obligations with maturities not exceeding 13 months. Investments of these types are also subject to the advisory fee. Such investments may include tax free money market funds advised by the Advisor. Income from these investments is normally exempt from federal income tax but may not be exempt from the applicable state tax. Where the income from these investments is exempt from both federal income tax and the applicable state tax, the investments will be counted as tax exempt obligations for purposes of the 80% test described above.

    Each of these Funds also may (i) in order to attempt to reduce risk, invest in exchange traded interest rate futures and interest rate index futures contracts; (ii) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (iii) purchase securities on a when-issued or delayed delivery basis; (iv) engage in the lending of portfolio securities; and (v) invest up to 10% of its total assets in inverse floating rate municipal obligations. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    ----------------------------------------------------------------------------
    RISKS TO CONSIDER

    An investment in any of the Funds involves certain risks. These include the following:

    INTEREST RATE RISK. Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to changes in market interest rates. Because the Funds invest in fixed-rate debt securities, they are subject to interest rate risk. In general, when interest rates rise, the value of a fixed-rate debt security declines. Conversely, when interest rates decline, the value of a fixed-rate debt security generally increases. Thus, shareholders in the Funds bear the risk that increases in market interest rates will cause the value of their Fund's portfolio investments to decline.

    In general, the value of fixed-rate debt securities with longer maturities is more sensitive to changes in market interest rates than the value of such securities with shorter maturities. Thus, the net asset value of a Fund which invests in securities with longer weighted average maturities should be expected to have greater volatility in periods of changing market interest rates than that of a Fund which invests in securities with shorter weighted average maturities.

    Although the Advisor may engage in transactions intended to hedge the value of the Funds' portfolios against changes in market interest rates, there is no assurance that such hedging transactions will be undertaken or will fulfill their purpose. See "Special Investment Methods -- Options Transactions."

    CREDIT RISK. Credit risk is the risk that the issuer of a debt security will fail to make payments on the security when due. Because the Funds invest in debt securities, they are subject to credit risk.

    As described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations," the revenue bonds and municipal lease obligations in which the Funds invest may entail greater credit risk than the general obligation bonds in which they invest. This is the case because revenue bonds and municipal lease obligations generally are not backed by the faith, credit or general taxing power of the issuing governmental entity. In addition, as described under that section, municipal lease obligations also are subject to nonappropriation risk, which is a type of nonpayment risk. Investors also should note that even general obligation bonds of the states and their political subdivisions are not free from the risk of default.

    The ratings and certain other requirements which apply to the Funds' permitted investments, as described elsewhere in this Prospectus, are intended to limit the amount of credit risk undertaken by the Funds. Nevertheless, shareholders in the Funds bear the risk that payment defaults could cause the value of their Fund's portfolio investments to decline. Investors also should note that the Funds can invest in municipal obligations rated as low as BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Advisor. Although these rating categories are investment grade, obligations with these ratings are viewed as having speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.

    CALL RISK. Many municipal bonds may be redeemed at the option of the issuer ("called") at a specified price prior to their stated maturity date. In general, it is advantageous for an issuer to call its bonds if they can be refinanced through the issuance of new bonds which bear a lower interest rate than that of the called bonds. Call risk is the risk that bonds will be called during a period of declining market interest rates so that such refinancings may take place.

    If a bond held by a Fund is called during a period of declining interest rates, the Fund probably will have to reinvest the proceeds received by it at a lower interest rate than that borne by the called bond, thus resulting in a decrease in the Fund's income. To the extent that the Funds invest in callable bonds, Fund shareholders bear the risk that reductions in income will result from the call of bonds.

    POLITICAL AND ECONOMIC CONDITIONS. The value of municipal obligations owned by the Funds may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect tax-exempt obligations include a change in the local, state or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes and other developments generally affecting the revenues of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). The value of certain municipal obligations may also be adversely affected by the enactment of changes to certain federal or state income tax laws, including, but not limited to, income tax rate reductions or the imposition of a flat tax.

    Intermediate Tax Free Fund cannot invest 25% or more of its total assets in obligations of issuers located in the same state (for this purpose, the location of an "issuer" shall be deemed to be the location of the entity the revenues of which are the primary source of payment or the location of the project or facility which may be the subject of the obligation). See "Special Investment Methods -- Investment Restrictions." California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund and Minnesota Intermediate Tax Free Fund each will invest primarily in municipal obligations issued by the state and its political subdivisions named in its title. For this reason, the municipal obligations held by these three Funds will be particularly affected by local conditions in those states. A more detailed description of the factors affecting California, Colorado and Minnesota issuers of municipal obligations is set forth in the Statement of Additional Information.

    YEAR 2000. Like other mutual funds, financial and business organizations, the Funds could be adversely affected if the computer systems used by the Advisor, the Administrator and other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 issue." The Funds have undertaken a Year 2000 program that is believed by the Advisor to be reasonably designed to assess and monitor the steps being taken by the Funds' service providers to address the Year 2000 issue with respect to the computer systems they use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

    OTHER. Investors also should review "Special Investment Methods" for information concerning risks associated with certain investment techniques which may be utilized by the Funds.


    MANAGEMENT

    The Board of Directors of FAIF has the primary responsibility for overseeing the overall management and electing the officers of FAIF. Subject to the overall direction and supervision of the Board of Directors, the Advisor acts as investment advisor for and manages the investment portfolios of FAIF.

    ----------------------------------------------------------------------------
    INVESTMENT ADVISOR

    U.S. Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55402, acts as the Funds' investment advisor through its First American Asset Management group. The Advisor has acted as an investment advisor to FAIF since its inception in 1987 and has acted as investment advisor to First American Funds, Inc. since 1982 and to First American Strategy Funds, Inc. since 1996. As of September 30, 1997, the Advisor was managing accounts with an aggregate value of approximately $55 billion, including mutual fund assets of approximately $20 billion. U.S. Bancorp, 601 Second Avenue South, Minneapolis, Minnesota 55402, is the holding company for the Advisor.

    Each of the Funds has agreed to pay the Advisor monthly fees calculated on an annual basis equal to 0.70% of its average daily net assets. The Advisor may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Advisor also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

    The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisors to registered investment companies, subject to a number of terms and conditions.

    Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, FAIF has received an opinion from its counsel that the Advisor is not prohibited from performing the investment advisory services described above, and that certain broker-dealers affiliated with the Advisor, are not prohibited from serving as a Participating Institution as described herein. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Advisor and certain affiliated broker-dealers might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and that shareholders would not suffer adverse financial consequences.

    ----------------------------------------------------------------------------
    PORTFOLIO MANAGERS

    Intermediate Tax Free Fund, California Intermediate Tax Free Fund and Minnesota Intermediate Tax Free Fund are each managed by a committee comprised of Mr. Drahn and Mr. White. Colorado Intermediate Tax Free Fund is managed by a committee comprised of Mr. Drahn and Mr. Knight.

    CHRISTOPHER L. DRAHN is a member of the committees that manage the Funds. He joined the Advisor in 1985 and has 12 years of investment industry experience. Mr. Drahn received his bachelor's degree from Wartburg College and his master's degree in business administration from the University of Minnesota. He is a Chartered Financial Analyst.

    DOUGLAS WHITE is a member of the committee that manages Intermediate Tax Free Fund, California Intermediate Tax Free Fund and Minnesota Intermediate Tax Free Fund. Mr. White has over 14 years of investment industry experience. Prior to joining the Advisor in 1998, Mr. White served as a senior vice president and portfolio co-manager for Piper Capital Management Incorporated, overseeing the management of several Piper Funds, including the Piper Funds Tax-Exempt Fund and Minnesota Tax-Exempt Fund. Mr. White received his bachelor's degree in political science from Carleton College and his master's degree in business administration from the University of Minnesota. Mr. White is a Chartered Financial Analyst.

    STEVEN J. KNIGHT is a member of the committee that manages Colorado Intermediate Tax Free Fund. Mr. Knight has over 17 years of investment industry experience. Mr. Knight joined the Advisor in 1997. Prior to joining the Advisor, Mr. Knight served as an international investment director at Principal International, Inc. in Des Moines, Iowa. Mr. Knight received his bachelor's degree from Central College and his master's degree in economics from the University of Iowa. He is a Chartered Financial Analyst.

    ----------------------------------------------------------------------------
    CUSTODIAN

    The Custodian of the Funds' assets is U.S. Bank National Association (the "Custodian"), U.S. Bank Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of U.S. Bancorp.

    As compensation for its services to the Funds, the Custodian is paid monthly fees calculated on an annual basis equal to 0.03% of the applicable Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds.

    ----------------------------------------------------------------------------
    ADMINISTRATOR

    The administrator for the Funds is SEI Investments Management Corporation, Oaks, Pennsylvania 19456. The Administrator, a wholly-owned subsidiary of SEI Investments Company, provides the Funds with certain administrative services necessary to operate the Funds. These services include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of each Fund's average daily net assets, provided that to the extent that the aggregate net assets of all First American Funds exceed $8 billion, the percentage stated above is reduced to 0.105%. From time to time, the Administrator may voluntarily waive its fees or reimburse expenses with respect to any of the Funds. Any such waivers or reimbursements may be made at the Administrator's discretion and may be terminated at any time. U.S. Bank assists the Administrator and provides sub-administration services for the Funds. For these services, the Administrator compensates the sub-administrator at an annual rate of up to 0.05% of each Fund's average daily net assets.

    ----------------------------------------------------------------------------
    TRANSFER AGENT

    DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds. The address of the Transfer Agent is 330 West Ninth Street, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Advisor.

    Effective October 1, 1998, FAIF has appointed U.S. Bank as servicing agent to perform certain transfer agent and dividend disbursing agent services with respect to the Class A Shares of the Funds held through accounts at U.S. Bank and its affiliates. The Funds pay U.S. Bank an annual fee of $15 per account for such services.


    DISTRIBUTOR

    SEI Investments Distribution Co. is the principal distributor for shares of the Funds and of the other FAIF Funds. The Distributor is a Pennsylvania corporation and is the principal distributor for a number of investment companies. The Distributor, which is not affiliated with the Advisor, is a wholly-owned subsidiary of SEI

    Investments Company, and is located at Oaks, Pennsylvania 19456.

    Shares of the Funds are distributed through the Distributor and securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

    FAIF has adopted a Plan of Distribution for the Class A Shares pursuant to Rule 12b-1 under the 1940 Act (the "Class A Distribution Plan") pursuant to which the Distributor agrees to provide, or enter into written agreements with service providers to provide, one or more specified shareholder services to beneficial owners of shares of the Funds. The Class A Distribution Plan authorizes the Distributor to retain the sales charge paid upon purchase of Class A Shares, except that portion which is reallowed to Participating Institutions. See "Investing in the Funds -- Class A Share Price and Sales Charge." In consideration of the services and facilities to be provided by the Distributor or any service provider, each Fund also pays the Distributor a shareholder servicing fee at an annual rate of 0.25% of the Fund's Class A Shares' average daily net asset value, which fee is computed and paid monthly. However, for a one year period following the date of purchase, the Fund pays no shareholder servicing fee for Class A Shares which are sold at net asset value if a commission is paid in connection with such sale. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. The shareholder servicing fee may be used to provide compensation for shareholder services provided by "one-stop" mutual fund networks through which the Funds are made available. In addition, the Distributor and the Advisor and its affiliates may provide compensation for services provided by such networks from their own resources. From time to time, the Distributor may voluntarily waive its fees with respect to the Class A Shares of any of the Funds. Any such waivers may be made at the Distributor's discretion and may be terminated at any time.

    The Class A Distribution Plan recognizes that the Advisor, the Administrator, the Distributor, and any Participating Institution may in their discretion use their own assets to pay for certain additional costs of distributing Fund shares. Any arrangement to pay such additional costs may be commenced or discontinued by any of these persons at any time. In addition, while there is no sales charge on purchases of Class A Shares of $1 million and more, the Advisor may pay amounts to broker-dealers from its own assets with respect to such sales. U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., broker-dealers affiliated with the Advisor, are Participating Institutions.


    INVESTING IN THE FUNDS

    ----------------------------------------------------------------------------
    SHARE PURCHASES

    Shares of the Funds are sold at their net asset value, next determined after an order is received, plus any applicable sales charge, on days on which both the New York Stock Exchange and federally- chartered banks are open for business. Shares may be purchased as described below. The Funds reserve the right to reject any purchase request.

    THROUGH A FINANCIAL INSTITUTION. Shares may be purchased through a financial institution which has a sales agreement with the Distributor. An investor may call his or her financial institution to place an order. Purchase orders must be received by the financial institution by the time specified by the institution to be assured same day processing, and purchase orders must be transmitted to and received by the Funds by 3:00 p.m. Central time in order for shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.

    Certain financial institutions assist their clients in the purchase or redemption of shares and charge a fee for this service.

    BY MAIL. An investor may place an order to purchase shares of the Funds directly through the Transfer Agent. Orders by mail will be executed upon receipt of payment by the Transfer Agent. If an investor's check does not clear, the purchase will be cancelled and the investor could be liable for any losses or fees incurred. Third-party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, the proceeds of redemptions of the shares purchased are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date. In order to purchase shares by mail, an investor must:

    *   complete and sign the new account form;

    *   enclose a check made payable to (Fund name); and

    * mail both to DST Systems, Inc., P.O. Box 419382, Kansas City, Missouri 64141-6382.

    After an account is established, an investor can purchase shares by mail by enclosing a check and mailing it to DST Systems, Inc. at the above address.

    BY WIRE. To purchase shares of a Fund by wire, call (800) 637-2548 before 3:00 p.m. Central time. All information needed will be taken over the telephone, and the order will be considered placed when the Custodian receives payment by wire. If the Custodian does not receive the wire by 3:00 p.m. Central time, the order will be executed the next business day. Federal funds should be wired as follows: U.S. Bank National Association, Minneapolis, Minnesota, ABA Number 091000022; For Credit To: DST Systems, Inc., Account Number 160234580266; For Further Credit To: (Investor Name and Fund Name). Shares cannot be purchased by Federal Reserve wire on days on which the New York Stock Exchange is closed or federally-chartered banks are closed.

    ----------------------------------------------------------------------------
    MINIMUM INVESTMENT REQUIRED

    The minimum initial investment for each Fund is $1,000 unless the investment is in a retirement plan, in which case the minimum investment is $250. The minimum subsequent investment is $100. The Funds reserve the right to waive the minimum investment requirement for employees of the Advisor and its affiliates.

    ----------------------------------------------------------------------------
    CLASS A SHARE PRICE AND SALES CHARGE

    WHAT CLASS A SHARES COST. Class A Shares of each Fund are offered on a continuous basis at their next determined offering price, which is net asset value, plus a sales charge as set forth below:

                                                                              MAXIMUM
                                                                            AMOUNT OF
                                     SALES CHARGE      SALES CHARGE      SALES CHARGE
                                    AS PERCENTAGE     AS PERCENTAGE      REALLOWED TO
                                      OF OFFERING      OF NET ASSET     PARTICIPATING
                                            PRICE             VALUE      INSTITUTIONS
---------------------------------------------------------------------------------------
 Less than $50,000                           3.00%             3.09%             2.70%
 $50,000 but less than $100,000              2.50%             2.56%             2.25%
 $100,000 but less than $250,000             2.00%             2.04%             1.80%
 $250,000 but less than $500,000             1.50%             1.52%             1.35%
 $500,000 but less than $1,000,000           1.00%             1.01%             0.80%
 $1,000,000 and over                         0.00%             0.00%             0.00%
---------------------------------------------------------------------------------------

    There is no initial sales charge on purchases of Class A Shares of $1 million or more. However, Participating Institutions may receive a commission equal to 1.00% of the first $3 million of shares purchased, 0.75% of shares purchased in excess of $3 million up to $5 million, and 0.50% of shares purchased in excess of $5 million. If such a commision is paid, redemptions of Class A Shares purchased at net asset value within 12 months of such purchases will be subject to a contingent deferred sales charge of 1.00%. Class A Shares that are redeemed will not be subject to this contingent deferred sales charge to the extent that the value of the shares represents capital appreciation of Fund assets or reinvestment of dividends or capital gain distributions.

    Net asset value is determined as of the close of normal trading on the New York Stock Exchange (3:00 p.m. Central time) Monday through Friday except on
    (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected;
    (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) days on which the New York Stock Exchange or federally-chartered banks are closed including, but not limited to, the following federal holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In addition, net asset value will not be calculated on Good Friday.

    DEALER CONCESSION. A dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the Distributor. In addition, the Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Funds. Promotional incentives of these kinds will be offered uniformly to all dealers and predicated upon the amount of shares of the Funds sold by the dealer. Whenever 90% or more of a sales charge is paid to a dealer, that dealer may be deemed to be an underwriter as defined in the Securities Act of 1933.

    The sales charge for shares sold other than through registered broker-dealers will be retained by the Distributor. The Distributor may pay fees to financial institutions out of the sales charge in exchange for sales and/or administrative services performed on behalf of the institution's customers in connection with the initiation of customer accounts and purchases of Fund shares.

    REDUCING THE CLASS A SALES CHARGE. The sales charge can be reduced on the purchase of Class A Shares through (i) quantity discounts and accumulated purchases, or (ii) signing a 13-month letter of intent:

    * QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES: As shown in the table above, larger purchases of Class A Shares reduce the percentage sales charge paid. Each Fund will combine purchases made on the same day by an investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

        The sales charge discount applies to the total current market value of any Fund, plus the current market value of any other FAIF Fund and any other mutual funds having a sales charge and distributed as part of the First American family of funds. Prior purchases and concurrent purchases of Class A Shares of any FAIF Fund will be considered in determining the sales charge reduction. In order for an investor to receive the sales charge reduction on Class A Shares, the Transfer Agent must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.

    * LETTER OF INTENT: If an investor intends to purchase at least $50,000 of Class A Shares in a

        Fund and other FAIF Funds over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Custodian to hold a percentage equal to the particular FAIF Fund's maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) for all FAIF Funds until the purchase is completed.

        The amount held in escrow for all FAIF Funds will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

        A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

    SALES OF CLASS A SHARES AT NET ASSET VALUE. Purchases of a Fund's Class A Shares by the Advisor, or any of its affiliates, or any of their or FAIF's officers, directors, employees, retirees, sales representatives and partners, registered representatives of any broker-dealer authorized to sell Fund shares, and full-time employees of FAIF's general counsel, and members of their immediate families (i.e., parent, child, spouse, sibling, step or adopted relationships, and UTMA accounts naming qualifying persons), may be made at net asset value without a sales charge. A Fund's Class A Shares also may be purchased at net asset value without a sales charge by fee-based registered investment advisors, financial planners and registered broker-dealers who are purchasing shares on behalf of their customers and by purchasers through "one-stop" mutual fund networks through which the Funds are made available. In addition, Class A Shares may be purchased at net asset value without a sales charge by investors participating in asset allocation "wrap" accounts offered by the Advisor or any of its affiliates, and by retirement and deferred compensation plans and the trusts used to fund such plans (including, but not limited to, those defined in sections 401(a), 403(b) and 457 of the Internal Revenue Code and "rabbi trusts"), which plans and trusts purchase through "one-stop" mutual fund networks. No commission is paid in connection with net asset value purchases of Class A Shares made pursuant to this paragraph, nor is any contingent deferred sales charge imposed upon the redemption of such shares.

    Class A Shares may also be purchased without a sales charge by retirement and deferred compensation plans and trusts used to fund such plans as defined in Sections 401(a), 403(b) and 457 of the Internal Revenue Code which either have 200 or more eligible participants or purchase shares through a Participating Institution that is an affiliate of the Advisor. A contingent deferred sales charge of 1.00% will be imposed if such shares are redeemed within 12 months of such purchase. Participating Institutions may receive a commission on such sales equal to 1.00% of the first $3 million of shares purchased, 0.75% of shares purchased in excess of $3 million and up to $5 million and 0.50% of shares purchased in excess of $5 million.

    If Class A Shares of a Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds in Class A Shares of any FAIF Fund at the next-determined net asset value without any sales charge. The Transfer Agent must be notified by the shareholder in writing or by his or her financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of a Fund, there may be tax consequences.

    In addition, purchases of Class A Shares of a Fund that are funded by proceeds received upon the redemption (within 60 days of the purchase of Fund shares) of shares of any unrelated open-end investment company that charges a sales load and rollovers from retirement plans that utilize the Funds as investment options may be made at net asset value. To make such a purchase at net asset value, an investor or the investor's broker must, at the time of purchase, submit a written request to the Transfer Agent that the purchase be processed at net asset value pursuant to this privilege, accompanied by a photocopy of the confirmation (or similar evidence) showing the redemption from the unrelated fund. The redemption of the shares of the non-related fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized.

    ----------------------------------------------------------------------------
    SYSTEMATIC EXCHANGE PROGRAM

    Shares of a Fund may also be purchased through automatic monthly deductions from a shareholder's account in the same class of shares of Prime Obligations Fund of First American Funds, Inc. Under a systematic exchange program, a shareholder enters an agreement to purchase a specified class of shares of one or more Funds over a specified period of time, and initially purchases Prime Obligations Fund shares of the same class in an amount equal to the total amount of the investment. On a monthly basis a specified dollar amount of shares of Prime Obligations Fund is exchanged for shares of the same class of the Funds specified. The systematic exchange program of investing a fixed dollar amount at regular intervals over time has the effect of reducing the average cost per share of the Funds. This effect also can be achieved through the systematic investment program described below. Because purchases of Class A Shares are subject to an initial sales charge, it may be beneficial for an investor to execute a Letter of Intent in connection with the systematic exchange program. A shareholder may apply for participation in this program through his or her financial institution or by calling (800) 637-2548.

    ----------------------------------------------------------------------------
    SYSTEMATIC INVESTMENT PROGRAM

    Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received, plus any applicable sales charge. A shareholder may apply for participation in this program through his or her financial institution or by calling (800) 637-2548.

    ----------------------------------------------------------------------------
    EXCHANGING SECURITIES FOR FUND SHARES

    A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval by the Fund and a determination by the Fund and the Advisor that the securities to be exchanged are acceptable. Securities accepted by a Fund will be valued in the same manner that a Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued.

    ----------------------------------------------------------------------------
    CERTIFICATES AND CONFIRMATIONS

    The Transfer Agent maintains a share account for each shareholder. Share certificates will not be issued by the Funds.

    Confirmations of each purchase and redemption are sent to each shareholder. In addition, monthly confirmations are sent to report all transactions and dividends paid during that month for the Funds.

    ----------------------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS

    Dividends with respect to each Fund are declared and paid monthly to all shareholders of record on the record date. Distributions of any net realized long-term capital gains will be made at least once every 12 months. Dividends and distributions are automatically reinvested in additional shares of the Fund paying the dividend on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the Fund.

    All shareholders on the record date are entitled to the dividend. If shares are purchased before a record date for a dividend or a distribution of capital gains, a shareholder will pay the full price for the shares and will receive some portion of the purchase price back as a taxable dividend or distribution (to the extent, if any, that the dividend or distribution is otherwise taxable to holders of Fund shares). If shares are redeemed or exchanged before the record date for a dividend or distribution or are purchased after the record date, those shares are not entitled to the dividend or distribution.

    The amount of dividends payable on Class A Shares generally will be less than the dividends payable on Class Y Shares because of the shareholder servicing, transfer agent and/or dividend disbursing expenses charged to Class A Shares.

    ----------------------------------------------------------------------------
    EXCHANGE PRIVILEGE

    Shareholders may exchange Class A Shares of a Fund for currently available Class A Shares of the other FAIF Funds or of other funds in the First American family of funds. Class A Shares of the Funds, whether acquired by direct purchase, reinvestment of dividends on such shares, or otherwise, may be exchanged for Class A Shares of other funds without the payment of any sales charge (i.e., at net asset value). Exchanges of shares among the First American family of funds must meet any applicable minimum investment of the fund for which shares are being exchanged.

    The ability to exchange shares of the Funds does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. An investor who is considering acquiring shares in another First American fund pursuant to the exchange privilege should obtain and carefully read a prospectus of the fund to be acquired. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer Agent, shareholder servicing agent, or financial institution.

    Written exchange requests must be signed exactly as shown on the authorization form, and the signatures may be required to be guaranteed as for a redemption of shares by an entity described below under "Redeeming Shares -- By Mail." None of the Funds, the Distributor, the Transfer Agent, any shareholder servicing agent, nor any financial institution will be responsible for further verification of the authenticity of the exchange instructions.

    Telephone exchange instructions made by an investor may be carried out only if a telephone authorization form completed by the investor is on file with the Transfer Agent, shareholder servicing agent, or financial institution. Shares may be exchanged between two First American funds by telephone only if both funds have identical shareholder registrations.

    Telephone exchange instructions may be recorded and will be binding upon the shareholder. Telephone instructions must be received by the Transfer Agent before 3:00 p.m. Central time, or by a shareholder's shareholder servicing agent or financial institution by the time specified by it, in order for shares to be exchanged the same day. Neither the Transfer Agent nor any Fund will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures.

    Shareholders of the Funds may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his or her broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to DST Systems, Inc., 330 West Ninth Street, Kansas City, Missouri 64105. The exchange privilege should not be used to take advantage of short-term swings in the securities markets. The Funds reserve the right to limit or terminate exchange privileges as to any shareholder who makes exchanges more than four times a year (other than through the Systematic Exchange Program or similar periodic investment programs). The Funds may modify or revoke the exchange privilege for all shareholders upon 60 days' prior written notice or without notice in times of drastic economic or market changes.

    Shares of a class may be exchanged for shares of a class in which an investor subsequently becomes eligible to participate. An example of such an exchange would be a situation in which an individual holder of Class A Shares subsequently opens a fiduciary, custody or agency account with a financial institution which invests in Class Y Shares.

    There are currently no additional fees or charges for the exchange service. The Funds do not contemplate establishing such fees or charges, but they reserve the right to do so. Shareholders will be notified of the imposition of any additional fees or charges.


    REDEEMING SHARES

    Each Fund redeems shares at their net asset value next determined after the Transfer Agent receives the redemption request, reduced by any applicable contingent deferred sales charge. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests can be made as described below and must be received in proper form.

    ----------------------------------------------------------------------------
    BY TELEPHONE

    A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests must be received by the financial institution by the time specified by the institution in order for shares to be redeemed at that day's net asset value, and redemption requests must be transmitted to and received by the Funds by 3:00 p.m. Central time in order for shares to be redeemed at that day's net asset value. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly.

    Shareholders who did not purchase their shares of a Fund through a financial institution may redeem their shares by telephoning (800) 637-2548. At the shareholder's request, redemption proceeds will be paid by check mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days after the request. Wire instructions must be previously established on the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time the Funds determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

    In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Transfer Agent nor any Fund will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that it reasonably believes to be genuine. The Transfer Agent and the Funds will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Transfer Agent examines each shareholder request by verifying the account number and/or taxpayer identification number at the time such request is made. The Transfer Agent subsequently sends confirmations of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Transfer Agent and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.

    ----------------------------------------------------------------------------
    BY MAIL

    Any shareholder may redeem Fund shares by sending a written request to the Transfer Agent, shareholder servicing agent, or financial institution. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

    Shareholders requesting a redemption of $5,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

    * a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

    * a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or of the National Association of Securities Dealers;

    * a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

    * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

    The Funds do not accept signatures guaranteed by a notary public.

    The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

    ----------------------------------------------------------------------------
    BY SYSTEMATIC WITHDRAWAL PROGRAM

    Shareholders whose account value is at least $5,000 may elect to participate in the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. A shareholder may apply to participate in this program through his or her financial institution. It is generally not in a shareholder's best interest to participate in the Systematic Withdrawal Program at the same time that the shareholder is purchasing additional shares if a sales charge must be paid in connection with such purchases.

    ----------------------------------------------------------------------------
    REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR

    When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date.

    ----------------------------------------------------------------------------
    ACCOUNTS WITH LOW BALANCES

    Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in any account, except retirement plans, and pay the proceeds, less any applicable contingent deferred sales charge, to the shareholder if the account balance falls below the required minimum value of $500. Shares will not be redeemed in this manner, however, if the balance falls below $500 because of changes in a Fund's net asset value. Before shares are redeemed to close an account, the shareholder will be notified in writing and allowed 60 days to purchase additional shares to meet the minimum account requirement.


    DETERMINING THE PRICE OF SHARES

    Class A Shares of the Funds are sold at net asset value plus a sales charge. Shares are redeemed at net asset value less any applicable contingent deferred sales charge. See "Investing in the Funds -- Class A Share Price and Sales Charge."

    The net asset value per share is determined as of the close of normal trading on the New York Stock Exchange (3:00 p.m. Central time) on each day the New York Stock Exchange and federally-chartered banks are open for business, provided that net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for that Fund's shares is received and on days on which changes in the value of portfolio securities will not materially affect the current net asset value of the Fund's shares. The price per share for purchases or redemptions is such value next computed after the Transfer Agent receives the purchase order or redemption request.

    It is the responsibility of Participating Institutions promptly to forward purchase and redemption orders to the Transfer Agent. In the case of redemptions and repurchases of shares owned by corporations, trusts or estates, the Transfer Agent or Fund may require additional documents to evidence appropriate authority in order to effect the redemption, and the applicable price will be that next determined following the receipt of the required documentation.

    ----------------------------------------------------------------------------
    DETERMINING NET ASSET VALUE

    The net asset value per share for each of the Funds is determined by dividing the value of the securities owned by the Fund plus any cash and other assets (including interest accrued and dividends declared but not collected), less all liabilities, by the number of Fund shares outstanding. For the purpose of determining the aggregate net assets of the Funds, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date. Security valuations are furnished by an independent pricing service that has been approved by the Board of Directors.

    Debt obligations with remaining maturities in excess of 60 days are valued at the most recently quoted bid price. For such debt obligations the pricing service may employ methods that utilize actual market transactions, broker-dealer valuations, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at security valuations. Debt obligations with remaining maturities of 60 days or less may be valued at their amortized cost which approximates market value. If a security price cannot be obtained from an independent pricing service a bid price may be obtained from an independent broker who makes a market in the security.

    If the value for a security cannot be obtained from the sources described above, the security's value may be determined pursuant to the fair value procedures established by the Board of Directors.

    Financial futures are valued at the settlement price established each day by the board of exchange on which they are traded. Portfolio securities underlying actively traded options are valued at their market price as determined above. The current market value of any exchange traded options held or written by a Fund, are valued at the closing bid price for a long position or the closing ask price for a short position.

    Although the methodology and procedures for determining net asset value are identical for all classes of shares, the net asset value per share of different classes of shares of the same Fund may differ because of differing shareholder servicing, transfer agent and/or dividend disbursing expenses charged to Class A Shares.


    INCOME TAXES

    ----------------------------------------------------------------------------
    FEDERAL INCOME TAXATION

    Each Fund is treated as a different entity for federal income tax purposes. Each of the Funds qualified during its last fiscal year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and all of the Funds intend to so qualify in the future. If so qualified and provided certain distribution requirements are met, a Fund will not be liable for federal income taxes to the extent it distributes its income to its shareholders.

    Distributions of net interest income from tax-exempt obligations that are designated by each Fund as exempt-interest dividends are excludable from the gross income of the Fund's shareholders. A portion of such dividends may, however, be subject to the alternative minimum tax, as discussed below.

    Distributions paid from other interest income and from any net realized short-term capital gains will be taxable to shareholders as ordinary income, whether received in cash or in additional shares. Since none of the Funds' income will consist of dividends from domestic corporations, the dividends-received deduction for corporations will not be applicable to taxable distributions by the Funds. Distributions paid from long-term capital gains (and designated as such) generally will be taxable as long-term capital gains for federal income tax purposes, whether received in cash or shares, regardless of how long a shareholder has held the shares in a Fund. In the case of shareholders who are individuals, estates, or trusts, each Fund will designate the portion of each capital gain dividend that must be treated as mid-term capital gain and the portion that must be treated as long-term capital gain.

    Gain or loss realized on the sale or exchange of shares in a Fund will be treated as capital gain or loss, provided that the shares represented a capital asset in the hands of the shareholder. Such gain or loss will be long-term (subject to a maximum 20% tax rate in the case of individuals, estates and trusts) if the shares were held for more than one year.

    For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax, if any, exceeds a taxpayer's regular income tax liability (with certain adjustments). Liability for AMT will depend on each shareholder's tax situation.

    Exempt-interest dividends attributable to interest income on certain tax-exempt obligations issued after August 7, 1986, to finance certain private activities will be treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal AMT for all taxpayers. Each Fund may invest up to 20% of its total assets in obligations the interest on which is treated as an item of tax preference for federal income tax purposes. Also, a portion of all other tax-exempt interest received by a corporation, including exempt-interest dividends, will be included in adjusted current earnings and in earnings and profits for purposes of determining the federal corporate alternative minimum tax, and the branch profits tax imposed on foreign corporations under Section 884 of the Code. Each shareholder is advised to consult his or her tax advisor with respect to the possible effects of such tax preference items.

    The Tax Reform Act of 1986 imposed new requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for tax-exempt bonds held by the Funds. The Funds will avoid investment in bonds which, in the opinion of the Advisor, pose a material risk of the loss of tax exemption. Further, if a bond in a Fund's portfolio lost its exempt status, the Fund would make every effort to dispose of that investment on terms that are not detrimental to the Fund.

    In certain instances, the portion of Social Security benefits received by a shareholder that is subject to federal income tax may be affected by the amount of exempt-interest dividends received by the shareholder from the Funds.

    Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Funds will not be deductible for federal income purposes.

    A Fund may be required to "back-up" withhold 31% of any dividend, distribution, or redemption payment made to a shareholder who fails to furnish the Fund with the shareholder's Social Security number or other taxpayer identification number or to certify that he or she is not subject to back-up withholding.

    Information concerning distributions will be mailed to shareholders annually. Shareholders are required for information purposes to report exempt-interest dividends and other tax-exempt interest on their tax returns.

    ----------------------------------------------------------------------------
    CALIFORNIA INCOME TAXATION

    The portion of exempt-interest dividends paid by California Intermediate Tax Free Fund that is derived from interest on tax-exempt obligations issued by the State of California, its political subdivisions and instrumentalities, is excluded from the California taxable income of individuals, estates, and trusts, provided that at least 50% of the value of the Fund's total assets consists of obligations the interest on which is exempt from California personal income taxation pursuant to federal or California law. The remaining portion of such dividends, and dividends that are not exempt-interest dividends or capital gains dividends, are included in the California taxable income of individuals, estates and trusts, except for dividends directly attributable to interest on obligations of the United States Government, its territories and possessions. Exempt-interest dividends are not excluded from the California taxable income of corporations and financial institutions. Dividends qualifying for federal income tax purposes as capital gains dividends are to be treated by shareholders as long-term capital gains. California has repealed the favorable treatment of long-term capital gains, while retaining restrictions on the deductibility of capital losses. Dividends generally will not qualify for the dividends-received deduction for corporations and financial institutions.

    ----------------------------------------------------------------------------
    COLORADO INCOME TAXATION

    To the extent that dividends paid by Colorado Intermediate Tax Free Fund are derived from interest on tax-exempt obligations issued by the State of Colorado, its political subdivisions and instrumentalities, such dividends will also be exempt from Colorado income taxes for individuals, trusts, estates, and corporations. The remaining portion of such dividends are included in the Colorado taxable income of individuals, trusts, estates, and corporations, except for dividends directly attributable to interest on obligations of the United States Government. Dividends qualifying for federal income tax purposes as capital gain dividends are to be treated by shareholders as long-term capital gains under Colorado law. However, Colorado has repealed the favorable treatment of long-term capital gains, while retaining restrictions on the deductibility of capital losses.

    Dividends paid by Colorado Intermediate Tax Free Fund that are derived from interest on tax-exempt obligations issued by the State of Colorado, its political subdivisions and instrumentalities (including tax-exempt obligations treated for federal purposes as private activity bonds) will not be treated as items of tax preference for purposes of the alternative minimum tax that Colorado imposes on individuals, trusts and estates.

    As under federal law, the portion of Social Security benefits subject to Colorado income tax may be affected by the amount of exempt-interest dividends received by the shareholders.

    ----------------------------------------------------------------------------
    MINNESOTA INCOME TAXATION

    The portion of exempt-interest dividends paid by Minnesota Intermediate Tax Free Fund that is derived from interest on tax-exempt obligations issued by the State of Minnesota, its political subdivisions and instrumentalities, is excluded from the Minnesota taxable net income of individuals, estates and trusts, provided that the portion of the exempt-interest dividends from such Minnesota sources paid to all shareholders represents 95% or more of the exempt-interest dividends paid by the respective Fund. The remaining portion of such dividends, and dividends that are not exempt-interest dividends or capital gain dividends, are included in the Minnesota taxable net income of individuals, estates and trusts, except for dividends directly attributable to interest on obligations of the United States Government, its territories and possessions. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions. Dividends qualifying for federal income tax purposes as capital gain dividends are to be treated by shareholders as long-term capital gains. Minnesota has repealed the favorable treatment of long-term capital gains, while retaining restrictions on the deductibility of capital losses. As under federal law, the portion of Social Security benefits subject to Minnesota income tax may be affected by the amount of exempt-interest dividends received by the shareholders. Exempt-interest dividends attributable to interest on certain private activity bonds issued after August 7, 1986 will be included in Minnesota alternative minimum taxable income of individuals, estates and trusts for purposes of computing Minnesota's alternative minimum tax. Dividends generally will not qualify for the dividends-received deduction for corporations and financial institutions.

    ----------------------------------------------------------------------------
    OTHER STATE AND LOCAL TAXATION

    Except to the extent described above under "-- California Income Taxation," "-- Colorado Income Taxation" and "-- Minnesota Income Taxation," distributions by all the Funds may be subject to state and local taxation even if they are exempt from federal income taxes. Shareholders are urged to consult their own tax advisors regarding state and local taxation.


    TAX-EXEMPT VS. TAXABLE INCOME

    The tables below show the approximate yields that taxable securities must earn to equal yields that are (i) exempt from federal income taxes; (ii) exempt from both federal and California income taxes; (iii) exempt from both federal and Colorado income taxes; and (iv) exempt from both federal and Minnesota income taxes under selected income tax brackets scheduled to be in effect in 1998. The effective combined rates reflect the deduction of state income taxes from federal income. The 34.7%, 37.4%, 42.0% and 45.2% combined federal/California rates assume that the investor is subject to a 9.3% marginal California income tax rate and a marginal federal income tax rate of 28%, 31%, 36% and 39.6%, respectively. The 31.6%, 34.5%, 39.2% and 42.6%
    combined federal/Colorado rates assume that the investor is subject to a 5% Colorado income tax rate and a marginal federal income tax rate of 28%, 31%, 36% and 39.6%, respectively. The 34.1%, 36.9%, 41.4%, and 44.7% combined federal/Minnesota rates assume that the investor is subject to an 8.5% marginal Minnesota income tax rate and a

                              Tax-Equivalent Yields

                                                                    Combined Federal and
                         Federal Tax Brackets                      California Tax Brackets
   Tax-Free
     Yields      28%        31%        36%       39.6%      34.7%      37.4%      42.0%      45.2%
------------------------------------------------------      ---------------------------------------
     3.0%       4.17%      4.35%      4.69%      4.97%      4.59%      4.79%      5.17%      5.47%
     3.5%       4.86%      5.07%      5.47%      5.79%      5.37%      5.59%      6.03%      6.39%
     4.0%       5.56%      5.80%      6.25%      6.62%      6.13%      6.39%      6.90%      7.30%
     4.5%       6.25%      6.52%      7.03%      7.45%      6.89%      7.19%      7.76%      8.21%
     5.0%       6.94%      7.25%      7.81%      8.28%      7.66%      7.99%      8.62%      9.12%
     5.5%       7.64%      7.97%      8.59%      9.11%      8.42%      8.79%      9.48%     10.04%
     6.0%       8.33%      8.70%      9.38%      9.93%      9.19%      9.58%     10.34%     10.95%
     6.5%       9.03%      9.42%     10.16%     10.76%      9.95%     10.38%     11.21%     11.86%
------------------------------------------------------      ---------------------------------------

                       [WIDE TABLE CONTINUED FROM ABOVE]

                        Combined Federal and                         Combined Federal and
                        Colorado Tax Brackets                       Minnesota Tax Brackets
   Tax-Free
     Yields     31.6%      34.5%      39.2%      42.6%      34.1%      36.9%      41.4%      44.7%
------------------------------------------------------      ---------------------------------------
     3.0%       4.39%      4.58%      4.93%      5.23%      4.55%      4.75%      5.12%      5.42%
     3.5%       5.12%      5.34%      5.76%      6.10%      5.31%      5.55%      5.97%      6.33%
     4.0%       5.85%      6.11%      6.58%      6.97%      6.07%      6.34%      6.83%      7.23%
     4.5%       6.58%      6.87%      7.40%      7.84%      6.83%      7.13%      7.68%      8.14%
     5.0%       7.31%      7.63%      8.22%      8.71%      7.59%      7.92%      8.53%      9.04%
     5.5%       8.04%      8.40%      9.05%      9.58%      8.35%      8.72%      9.39%      9.95%
     6.0%       8.77%      9.16%      9.87%     10.45%      9.10%      9.51%     10.24%     10.85%
     6.5%       9.50%      9.92%     10.69%     11.32%      9.86%     10.30%     11.09%     11.75%
------------------------------------------------------      ---------------------------------------

    marginal federal income tax rate of 28%, 31%, 36% and 39.6%, respectively. The combined rates do not reflect federal rules concerning the phase-out of personal exemptions and limitations on the allowance of itemized deductions for certain high-income taxpayers. The tables are based upon yields that are derived solely from tax-exempt income. To the extent that a Fund's yield is derived from taxable income, the Fund's tax equivalent yield will be less than set forth in the tables. The tax-free yields used in these tables should not be considered as representations of any particular rates of return and are for purposes of illustration only.


    FUND SHARES

    Each share of a Fund is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

    Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or class of shares, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class of shares.

    Under the laws of the State of Maryland and FAIF's Articles of Incorporation, FAIF is not required to hold shareholder meetings unless they
    (i) are required by the 1940 Act, or (ii) are requested in writing by the holders of 25% or more of the outstanding shares of FAIF.


    CALCULATION OF PERFORMANCE DATA

    From time to time, any of the Funds may advertise information regarding its performance. Each Fund may publish its "yield," its "tax equivalent yield," its "cumulative total return," its "average annual total return," its "distribution rate" and its "tax equivalent distribution rate." Distribution rates and tax equivalent distribution rates may only be used in connection with sales literature and shareholder communications preceded or accompanied by a Prospectus. Each of these performance figures is based upon historical results and is not intended to indicate future performance, and, except for "distribution rate" and "tax equivalent distribution rate," is standardized in accordance with SEC regulations.

    "Yield" for the Funds is computed by dividing the net investment income per share (as defined in applicable SEC regulations) earned during a 30-day period (which period will be stated in the advertisement) by the maximum offering price per share on the last day of the period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

    "Tax equivalent yield" is that yield which a taxable investment must generate in order to equal a Fund's yield for an investor in a stated federal or combined federal/state income tax bracket (normally assumed to be the maximum tax rate or combined rate). Tax equivalent yield is computed by dividing that portion of the yield which is tax-exempt by one minus the stated income tax rate, and adding the resulting amount to that portion, if any, of the yield which is not tax-exempt.

    "Total return" is based on the overall dollar or percentage change in value of a hypothetical investment in a Fund assuming reinvestment of dividend distributions and deduction of all charges and expenses, including the maximum sales charge imposed on Class A Shares. "Cumulative total return" reflects a Fund's performance over a stated period of time. "Average annual total return" reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results. As a supplement to total return computations, a Fund may also publish "total investment return" computations which do not assume deduction of the maximum sales charge imposed on Class A Shares.

    "Distribution rate" is determined by dividing the income dividends per share for a stated period by the maximum offering price per share on the last day of the period. "Tax equivalent distribution rate" is computed by dividing the portion of the distribution rate (determined as described above) which is tax-exempt by one minus the stated federal or combined federal/state income tax rate, and adding to the resulting amount that portion, if any, of the distribution rate which is not tax-exempt. All distribution rates published for the Funds are measures of the level of income dividends distributed during a specified period. Thus, these rates differ from yield (which measures income actually earned by a Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of a Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

    The performance of the Class A Shares of a Fund will normally be lower than for the Class Y Shares because Class Y Shares are not subject to the sales charges and shareholder servicing, transfer agent and/or dividend disbursing expenses applicable to Class A Shares.

    In reports or other communications to shareholders and in advertising material, the performance of each Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities and to composites of such indices and averages. Also, the performance of each Fund may be compared to that of other funds of similar size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent mutual fund rating services, and each Fund may include in such reports, communications and advertising material evaluations published by nationally recognized independent ranking services and publications. For further information regarding the Funds' performance, see "Fund Performance" in the Statement of Additional Information.


    PERFORMANCE INFORMATION FOR SUCCESSOR TO COMMON TRUST FUNDS

    From time to time California Intermediate Tax Free Fund may advertise performance information which includes performance data of certain predecessor common trust funds.

    California Intermediate Tax Free Fund commenced operations when substantially all of the assets of certain common trust funds which were exempt from registration under the 1940 Act were transferred to the Fund. One predecessor common trust fund was managed by the Advisor, while the other was managed by Qualivest Capital

    Management, Inc. prior to the acquisition of its parent company by the Advisor's parent company. The personnel who managed that common trust fund on behalf of Qualivest Capital Management, Inc. became employees of the Advisor, and assumed management of the Fund, at the time the assets were transferred from the common trust fund to the Fund.

    Such performance data is deemed relevant because the common trust funds were managed using investment objectives, policies and restrictions very similar to those of the Fund. However, the predecessor common trust funds were not subject to certain investment restrictions that are imposed by the 1940 Act. Accordingly, if the common trust funds had been registered under the 1940 Act, their performance could have been adversely affected by virtue of such investment restrictions. In addition, the predecessor common trust funds did not incur the same expenses as California Intermediate Tax Free Fund.


    SPECIAL INVESTMENT METHODS

    This section provides additional information concerning the securities in which the Funds may invest and related topics. Further information concerning these matters is contained in the Statement of Additional Information.

    ----------------------------------------------------------------------------
    MUNICIPAL BONDS AND OTHER MUNICIPAL OBLIGATIONS

    As described under "Investment Objectives and Policies," each of the Funds invests principally in municipal bonds and other municipal obligations. These bonds and other obligations are issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" as used in this Prospectus includes short-term municipal notes issued by the states and their political subdivisions.

    MUNICIPAL BONDS. The two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity.

    The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

    Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of the issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Funds may invest.

    MUNICIPAL LEASES. Each Fund also may purchase participation interests in municipal leases.

    Participation interests in municipal leases are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local governmental unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligation bonds or revenue bonds.

    Municipal leases and installment purchase or conditional sale contracts (which usually provide for title to the leased asset to pass to the governmental issuer upon payment of all amounts due under the contract) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of municipal debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases and contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body on a yearly or other periodic basis. Although these kinds of obligations are secured by the leased equipment or facilities, the disposition of the pledged property in the event of non-appropriation or foreclosure might, in some cases, prove difficult and time-consuming. In addition, disposition upon non-appropriation or foreclosure might not result in recovery by a Fund of the full principal amount represented by an obligation.

    In light of these concerns, each Fund has adopted and follows procedures for determining whether municipal lease obligations purchased by the Fund are liquid and for monitoring the liquidity of municipal lease securities held in the Fund's portfolio. These procedures require that a number of factors be used in evaluating the liquidity of a municipal lease security, including the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, the willingness of dealers to undertake to make a market in the security, the nature of the marketplace in which the security trades, and other factors which the Advisor may deem relevant. As described below under "-- Investment Restrictions," each Fund is subject to limitations on the percentage of illiquid securities it can hold.

    ----------------------------------------------------------------------------
    TEMPORARY TAXABLE INVESTMENTS

    Each of the Funds may make temporary taxable investments as described under "Investment Objectives and Policies." Temporary taxable investments will include only the following types of obligations maturing within 13 months from the date of purchase: (i) obligations of the United States Government, its agencies and instrumentalities (including zero coupon securities); (ii) commercial paper rated not less than A-1 by Standard & Poor's or P-1 by Moody's or which has been assigned an equivalent rating by another nationally recognized statistical rating organization; (iii) other short-term debt securities issued or guaranteed by corporations having outstanding debt rated not less than BBB by Standard & Poor's or Baa by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization; (iv) certificates of deposit of domestic commercial banks subject to regulation by the United States Government or any of its agencies or instrumentalities, with assets of $500 million or more based on the most recent published reports; and (v) repurchase agreements with domestic banks or securities dealers involving any of the securities which the Fund is permitted to hold. See "-- Repurchase Agreements" below.

    ----------------------------------------------------------------------------
    REPURCHASE AGREEMENTS

    The temporary taxable investments which each Fund may make include repurchase agreements. A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Advisor will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

    ----------------------------------------------------------------------------
    INVERSE FLOATING RATE OBLIGATIONS

    Each of the Funds may invest up to 10% of its total assets in inverse floating rate municipal obligations. An inverse floating rate obligation entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Although an inverse floating rate municipal obligation would tend to increase portfolio income during a period of generally decreasing market interest rates, its income and value would tend to decline during a period of generally increasing market interest rates. In addition, its decline in value may be greater than for a fixed-rate municipal obligation, particularly if the interest rate borne by the floating rate municipal obligation is adjusted by a multiple of changes in the specified index rate. For these reasons, inverse floating rate municipal obligations have more risk than more conventional fixed-rate and floating rate municipal obligations.

    ----------------------------------------------------------------------------
    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

    Each of the Funds may purchase securities on a when-issued or delayed delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

    The purchase of securities on a when-issued or delayed delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund's purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. However, the Funds will engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with their investment objectives, and not for the purpose of investment leverage. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

    ----------------------------------------------------------------------------
    ZERO COUPON SECURITIES

    Each of the Funds may invest in zero coupon, fixed income securities. Zero coupon securities pay no cash income to their holders until they mature and are issued at substantial discounts from their value at maturity. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall.

    ----------------------------------------------------------------------------
    LENDING OF PORTFOLIO SECURITIES

    In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. If the Funds engage in securities lending, distributions paid to shareholders from the resulting income will not be excludable from shareholders' gross income for income tax purposes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to an affiliate of the Advisor) in connection with these loans, which in the case of U.S. Bank, are 40% of the Funds' income from such securities lending transactions.

    ----------------------------------------------------------------------------
    OPTIONS TRANSACTIONS

    Each of the Funds may, in order to reduce risk, invest in exchange traded put and call options on interest rate indices. Such investments will be made solely as a hedge against adverse changes resulting from market conditions in the values of securities held by the Funds or which they intend to purchase and where the transactions are deemed appropriate to reduce risks inherent in the Funds' portfolios or contemplated investments.

    None of the Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying contract or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid (purchase price of the option) and the commission or other transaction expenses associated with acquiring the option.

    Options on interest rate indices give the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Put and call options on interest rate indices thus may be used to hedge the value of a portfolio of debt securities against anticipated changes in interest rates.

    The use of options on interest rate indices involves certain risks. These include the risk that changes in interest rates on the hedged instruments may not correlate to changes in interest rates on the instrument or index upon which the hedge is based, and the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

    ----------------------------------------------------------------------------
    FUTURES AND OPTIONS ON FUTURES

    The Funds may engage in futures transactions and purchase options on futures to the extent specified with under "Investment Objectives and Policies." These transactions may include the purchase of interest rate index futures and options on interest rate index futures.

    A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified exercise price, to sell or to purchase the underlying futures contract at any time during the option period. A Fund may use futures contracts and options on futures in an effort to hedge against market risks.

    Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 1/3 of the market value of a Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company under the Code.

    Where a Fund is permitted to purchase options on futures, its potential loss is limited to the amount of the premiums paid for the options. As stated above, this amount may not exceed 5% of a Fund's total assets. Where a Fund is permitted to enter into futures contracts obligating it to purchase an index in the future at a specified price, such Fund could lose 100% of its net assets in connection therewith if it engaged extensively in such transactions and if the index value of the subject index at the delivery or settlement date fell to zero for all contracts into which a Fund was permitted to enter.

    A Fund may lose the expected benefit of futures transactions if interest rates, move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions.

    ----------------------------------------------------------------------------
    PORTFOLIO TRANSACTIONS

    Portfolio transactions in the over-the-counter market will be effected with market makers or issuers, unless better overall price and execution are available through a brokerage transaction. It is anticipated that most portfolio transactions involving debt securities will be executed on a principal basis. Also, with respect to the placement of portfolio transactions with securities firms, subject to the overall policy to seek to place portfolio transactions as efficiently as possible and at the best price, research services and placement of orders by securities firms for a Fund's shares may be taken into account as a factor in placing portfolio transactions for the Fund.

    ----------------------------------------------------------------------------
    PORTFOLIO TURNOVER

    Although the Funds do not intend generally to trade for short-term profits, they may dispose of a security without regard to the time it has been held when such action appears advisable to the Advisor. The portfolio turnover rate for a Fund may vary from year to year and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates (100% or more) generally would result in higher transaction costs and could result in additional tax consequences to a Fund's shareholders.

    ----------------------------------------------------------------------------
    INVESTMENT RESTRICTIONS

    The fundamental and nonfundamental investment restrictions of the Funds are set forth in full in the Statement of Additional Information. The fundamental restrictions include the following:

    * None of the Funds will borrow money, except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed 10% of the borrowing Fund's total assets.

    * None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. If a Fund engages in borrowing, its share price may be subject to greater fluctuation, and the interest expense associated with the borrowing may reduce the Fund's net income.

    *   None of the Funds will make short sales of securities.

    * None of the Funds will purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

    * Intermediate Tax Free Fund will not invest 25% or more of the value of its total assets in obligations of issuers located in the same state (for this purpose, the location of an "issuer" shall be deemed to be the location of the entity the revenues of which are the primary source of payment or the location of the project or facility which may be the subject of the obligation). None of the Funds will invest 25% or more of the value of its total assets in revenue bonds or notes, payment for which comes from revenues from any one type of activity (for this purpose, the term "type of activity" shall include without limitation
        (i) sewage treatment and disposal; (ii) gas provision; (iii) electric power provision; (iv) water provision; (v) mass transportation systems;
        (vi) housing; (vii) hospitals; (viii) nursing homes; (ix) street development and repair; (x) toll roads; (xi) airport facilities; and
        (xii) educational facilities), except that, in circumstances in which other appropriate available investments may be in limited supply, such Funds may invest, without limitation, in gas provision, electric power provision, water provision, housing and hospital obligations. This restriction does not apply to general obligation bonds or notes or, in the case of Intermediate Tax Free Fund, to pollution control revenue bonds. However, in the case of the latter Fund, it is anticipated that normally (unless there are unusually favorable interest and market factors) less than 25% of such Fund's total assets will be invested in pollution control bonds. This restriction does not apply to securities of the United States Government or its agencies and instrumentalities or repurchase agreements relating thereto.

    A fundamental policy or restriction, including those stated above, cannot be changed without an affirmative vote of the holders of a "majority" of the outstanding shares of the applicable Fund, as defined in the 1940 Act.

    As a nonfundamental policy, none of the Funds will invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable SEC rules and interpretations. Section 4(2) commercial paper and Rule 144A securities may be determined to be "liquid" under guidelines adopted by the Board of Directors. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

    INFORMATION CONCERNING COMPENSATION PAID TO U.S. BANK NATIONAL ASSOCIATION AND OTHER AFFILIATES

    U.S. Bank National Association and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") and other trust and agency accounts that invest in the Funds. These U.S. Bancorp affiliates may receive compensation from the Funds for the services they provide to the Funds, as described more fully in the following sections of this Prospectus:

    Investment advisory services -- see "Management-Investment Advisor"

    Custodian services -- see "Management-Custodian"

    Sub-administration -- see "Management-Administrator"

    Shareholder servicing -- see "Distributor"

    Securities lending -- see "Special Investment Methods-Lending of Portfolio Securities"

    Transfer agent services -- see "Management-Transfer Agent"

FIRST AMERICAN INVESTMENT FUNDS, INC.
Oaks, Pennsylvania 19456

Investment advisor
U.S. BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

Custodian
U.S. BANK NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

Distributor
SEI INVESTMENTS DISTRIBUTION CO.
Oaks, Pennsylvania 19456

Administrator
SEI INVESTMENTS MANAGEMENT CORPORATION
Oaks, Pennsylvania 19456

Transfer Agent
DST SYSTEMS, INC.
330 West Ninth Street
Kansas City, Missouri 64105

Independent Auditors
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

Counsel
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402




FAIF-1002 (7/98) R

JANUARY 31, 1998
AS SUPPLEMENTED ON MAY 15, 1998 AND JULY 24, 1998


TAX FREE BOND FUNDS

CLASS Y SHARES



INTERMEDIATE TAX
FREE FUND

CALIFORNIA INTERMEDIATE
TAX FREE FUND

COLORADO INTERMEDIATE
TAX FREE FUND

MINNESOTA INTERMEDIATE
TAX FREE FUND

OREGON INTERMEDIATE
TAX FREE FUND




FIRST AMERICAN
        INVESTMENT FUNDS, INC.

PROSPECTUS






[LOGO] FIRST AMERICAN
          THE POWER OF DISCIPLINED INVESTING(R)

                                TABLE OF CONTENTS


Summary                                      2
 ..............................................
Fees and Expenses                            4
 ..............................................
Financial Highlights                         6
 ..............................................
The Funds                                   10
 ..............................................
Investment Objectives and Policies          10
 ..............................................
Management                                  15
 ..............................................
Distributor                                 16
 ..............................................
Purchases and Redemptions of Shares         17
 ..............................................
Income Taxes                                20
 ..............................................
Tax-Exempt vs. Taxable Income               23
 ..............................................
Fund Shares                                 23
 ..............................................
Calculation of Performance Data             24
 ..............................................
Performance Information for Successors to
Common Trust Funds                          25
 ..............................................
Special Investment Methods                  25
 ..............................................
Information Concerning Compensation Paid
to U.S. Bank National Association and Other
Affiliates                                  31
 ..............................................

FIRST AMERICAN INVESTMENT FUNDS, INC.

    CLASS Y SHARES PROSPECTUS

    The shares described in this Prospectus represent interests in First American Investment Funds, Inc., which consists of mutual funds with several different investment portfolios and objectives. This Prospectus relates to the Class Y Shares of the following funds (the "Funds"):


    * INTERMEDIATE TAX FREE FUND


    * CALIFORNIA INTERMEDIATE
      TAX FREE FUND


    * COLORADO INTERMEDIATE
      TAX FREE FUND


    * MINNESOTA INTERMEDIATE
      TAX FREE FUND


    * OREGON INTERMEDIATE
      TAX FREE FUND


    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, INCLUDING U.S. BANK NATIONAL ASSOCIATION AND ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, DUE TO FLUCTUATIONS IN EACH FUND'S NET ASSET VALUE.

    This Prospectus concisely sets forth information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference.

    A Statement of Additional Information dated January 31, 1998 as supplemented from time to time for the Funds has been filed with the Securities and Exchange Commission ("SEC") and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Investments Distribution Co., Oaks, Pennsylvania 19456. The SEC maintains a World Wide Web site that contains reports and information regarding issuers that file electronically with the SEC. The address of such site is "http://www.sec.gov."





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    The date of this Prospectus is January 31, 1998 as supplemented on May 15, 1998 and July 24, 1998.

    SUMMARY

    First American Investment Funds, Inc. ("FAIF") is an open-end investment company which offers shares in several different mutual funds. This Prospectus provides information with respect to the Class Y Shares of the following funds (the "Funds"):

    INTERMEDIATE TAX FREE FUND has an objective of providing current income that is exempt from federal income tax to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal alternative minimum tax. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 10 years.

    CALIFORNIA INTERMEDIATE TAX FREE FUND has an objective of providing current income which is exempt from both federal income tax and California state income tax to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal and California income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal alternative minimum tax. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 10 years.

    COLORADO INTERMEDIATE TAX FREE FUND has an objective of providing current income which is exempt from both federal income tax and Colorado state income tax to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal and Colorado income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal alternative minimum tax. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 10 years.

    MINNESOTA INTERMEDIATE TAX FREE FUND (formerly Minnesota Insured Intermediate Tax Free Fund) has an objective of providing current income which is exempt from both federal income tax and Minnesota state income tax to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal and Minnesota income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal or the Minnesota alternative minimum tax. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 10 years.

    OREGON INTERMEDIATE TAX FREE FUND has an objective of providing current income which is exempt from both federal and Oregon state income tax to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal and Oregon income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal alternative minimum tax. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 3 to 10 years.

    INVESTMENT ADVISOR. U.S. Bank National Association (the "Advisor" or "U.S. Bank") serves as investment advisor to each of the Funds though its First American Asset Management group. See "Management."

    DISTRIBUTOR; ADMINISTRATOR. SEI Investments Distribution Co. (the "Distributor") serves as the distributor of the Funds' shares. SEI Investments Management Corporation (the "Administrator") serves as the administrator of the Funds. See "Management" and "Distributor."

    ELIGIBLE INVESTORS; OFFERING PRICES. Class Y Shares are offered through banks and certain other institutions for the investment of their own funds and funds for which they act in a fiduciary, agency or custodial capacity. Class Y Shares are sold at net asset value without any front-end or deferred sales charges.
    See "Purchases and Redemptions of Shares."

    EXCHANGES. Class Y Shares of any Fund may be exchanged for Class Y shares of other funds in the First American family of funds at the shares' respective net asset values with no additional charge. See "Purchases and Redemptions of Shares -- Exchange Privilege."

    REDEMPTIONS. Shares of each Fund may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Funds' transfer agent, with no additional charge. See "Purchases and Redemptions of Shares."

    RISKS TO CONSIDER. Each of the Funds is subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate).

    In addition, the value of municipal obligations held by the Funds may be adversely affected by local political and economic conditions and developments in the states and political subdivisions which issue the obligations. Investors should note in this regard that California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund and Oregon Intermediate Tax Free Fund invest principally in municipal obligations of issuers located only in California, Colorado, Minnesota and Oregon, respectively. See "Investment Objectives and Policies -- Risks to Consider" and "Special Investment Methods."

    SHAREHOLDER INQUIRIES. Any questions or communications regarding the Funds or a shareholder account should be directed to the Distributor by calling
    (800) 637-2548, or to the financial institution which holds shares on an investor's behalf.

    FEES AND EXPENSES

    ----------------------------------------------------------------------------
    CLASS Y SHARE FEES AND EXPENSES

                                                               CALIFORNIA         COLORADO        MINNESOTA          OREGON
                                            INTERMEDIATE     INTERMEDIATE     INTERMEDIATE     INTERMEDIATE    INTERMEDIATE
                                                TAX FREE         TAX FREE         TAX FREE         TAX FREE        TAX FREE
                                                    FUND             FUND             FUND             FUND            FUND
----------------------------------------------------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales load imposed
 on purchases                                       None             None             None             None            None
 Maximum sales load imposed on
 reinvested dividends                               None             None             None             None            None
 Deferred sales load                                None             None             None             None            None
 Redemption fees                                    None             None             None             None            None
 Exchange fees                                      None             None             None             None            None
 ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Investment advisory fees (after voluntary
 fee waivers)(1)                                    0.47%            0.29%            0.49%            0.50%           0.31%
 Rule 12b-1 fees                                    None             None             None             None            None
 Other expenses                                     0.23%            0.41%            0.21%            0.20%           0.39%
 Total fund operating expenses
 (after voluntary fee waivers )(1)                  0.70%            0.70%            0.70%            0.70%           0.70%
----------------------------------------------------------------------------------------------------------------------------
 EXAMPLE(2)
 You would pay the following expenses on a $1,000 investment, assuming (i) a 5%
 annual return and (ii) redemption at the end of each time period:
  1 year                                              $7               $7               $7               $7              $7
  3 years                                            $22              $22              $22              $22             $22
  5 years                                            $39              $39              $39              $39             $39
 10 years                                            $87              $87              $87              $87             $87

(1) THE ADVISOR INTENDS TO WAIVE A PORTION OF ITS FEES ON A VOLUNTARY BASIS, AND THE AMOUNTS SHOWN REFLECT THESE WAIVERS AS OF THE DATE OF THIS PROSPECTUS. THE ADVISOR INTENDS TO MAINTAIN SUCH WAIVERS IN EFFECT FOR THE CURRENT FISCAL YEAR BUT RESERVES THE RIGHT TO DISCONTINUE SUCH WAIVERS AT ANY TIME IN ITS SOLE DISCRETION. ABSENT ANY FEE WAIVERS, INVESTMENT ADVISORY FEES FOR EACH FUND AS AN ANNUALIZED PERCENTAGE OF AVERAGE DAILY NET ASSETS WOULD BE 0.70%; AND TOTAL FUND OPERATING EXPENSES CALCULATED ON SUCH BASIS WOULD BE 0.93% FOR INTERMEDIATE TAX FREE FUND, 1.11% FOR CALIFORNIA INTERMEDIATE TAX FREE FUND, 0.91% FOR COLORADO INTERMEDIATE TAX FREE FUND, 0.90% FOR MINNESOTA INTERMEDIATE TAX FREE FUND AND 1.09% FOR OREGON INTERMEDIATE TAX FREE FUND. "OTHER EXPENSES" INCLUDES AN ADMINISTRATION FEE.

(2) ABSENT THE FEE WAIVERS REFERRED TO IN (1) ABOVE, THE DOLLAR AMOUNTS FOR THE 1, 3, 5 AND 10-YEAR PERIODS WOULD BE AS FOLLOWS: INTERMEDIATE TAX
    FREE FUND, $9, $30, $51 AND $114; CALIFORNIA INTERMEDIATE TAX FREE FUND, $11, $35, $61, AND $135; COLORADO INTERMEDIATE TAX FREE FUND, $9, $29, $50 AND $112; MINNESOTA INTERMEDIATE TAX FREE FUND, $9, $29, $50 AND $111; AND OREGON INTERMEDIATE TAX FREE FUND, $11, $35, $60 AND $133.

    ----------------------------------------------------------------------------
    INFORMATION CONCERNING FEES AND EXPENSES

    The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in a Fund may bear directly or indirectly. THE EXAMPLES CONTAINED IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    FINANCIAL HIGHLIGHTS

    The following audited financial highlights should be read in conjunction with the Funds' financial statements, the related notes thereto and the independent auditors' report of KPMG Peat Marwick LLP appearing in FAIF's annual report to shareholders dated September 30, 1997. Further information about the Funds' performance is contained in such annual report to shareholders, which may be obtained without charge by calling (800) 637-2548 or by writing SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

    For the periods ended September 30,
    For a share outstanding throughout this period


                                                  REALIZED AND
                                                    UNREALIZED      DIVIDENDS
                    NET ASSET              NET        GAINS OR       FROM NET
              VALUE BEGINNING       INVESTMENT     (LOSSES) ON     INVESTMENT
                    OF PERIOD           INCOME     INVESTMENTS         INCOME
-------------------------------------------------------------------------------

INTERMEDIATE TAX FREE FUND CLASS Y
  1997                $ 10.65          $  0.47         $  0.23        $ (0.47)
  1996                  10.72             0.46            0.00          (0.46)
  1995                  10.28             0.49            0.43          (0.48)
  1994(1)               10.89             0.29           (0.61)         (0.29)
CALIFORNIA INTERMEDIATE TAX FREE FUND CLASS Y
  1997(2)             $ 10.00          $  0.06         $  0.03        $ (0.06)
COLORADO INTERMEDIATE TAX FREE FUND CLASS Y
  1997                $ 10.42          $  0.48         $  0.24        $ (0.48)
  1996                  10.51             0.49           (0.04)         (0.49)
  1995                  10.16             0.48            0.36          (0.49)
  1994(3)               10.00             0.22            0.16          (0.22)
MINNESOTA INSURED INTERMEDIATE TAX FREE FUND CLASS Y
  1997                $  9.91          $  0.44         $  0.18        $ (0.44)
  1996                   9.92             0.45            0.02          (0.45)
  1995                   9.59             0.45            0.33          (0.45)
  1994(4)               10.00             0.25           (0.41)         (0.25)
OREGON INTERMEDIATE TAX FREE FUND CLASS Y
  1997(2)             $ 10.00          $  0.07         $  0.05        $ (0.07)
-------------------------------------------------------------------------------

 +  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) THIS CLASS OF SHARES HAS BEEN OFFERED SINCE FEBRUARY 4, 1994 (THE FUND ITSELF HAVING COMMENCED OPERATIONS ON DECEMBER 22, 1987). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(2) COMMENCED OPERATIONS ON AUGUST 8, 1997. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

                                                                                                 RATIO OF
                                                                              RATIO OF NET    EXPENSES TO
                    NET ASSET                                     RATIO OF      INVESTMENT        AVERAGE
 DISTRIBUTIONS          VALUE                     NET ASSETS   EXPENSES TO       INCOME TO     NET ASSETS
          FROM         END OF                         END OF       AVERAGE         AVERAGE     (EXCLUDING       PORTFOLIO
 CAPITAL GAINS         PERIOD   TOTAL RETURN    PERIOD (000)    NET ASSETS      NET ASSETS       WAIVERS)   TURNOVER RATE
-------------------------------------------------------------------------------------------------------------------------
       $ (0.06)      $  10.82           6.75%       $431,000          0.67%           4.40%          0.93%             66%
         (0.07)         10.65           4.35          66,994          0.66            4.35           0.92              53
            --          10.72           9.15          46,025          0.67            4.73           1.05              68
            --          10.28          (2.91)+         6,168          0.45            4.48           2.20              52
       $    --       $  10.03           0.92%+      $ 33,287          0.69%           4.14%          1.11%              3%
       $ (0.05)      $  10.61           7.11%       $ 54,378          0.70%           4.55%          0.91%             11%
         (0.05)         10.42           4.39          48,927          0.70            4.69           0.93              20
            --          10.51           8.47          50,071          0.70            4.84           1.02              19
            --          10.16           3.76+          7,281          0.69            4.51           4.71               4
       $ (0.03)      $  10.06           6.42%       $297,122          0.70%           4.47%          0.90%             20%
         (0.03)          9.91           4.80          93,394          0.70            4.53           0.93              19
            --           9.92           8.34          61,693          0.70            4.76           1.00              38
            --           9.59          (1.58)+        20,272          0.67            4.57           1.59              22
       $    --       $  10.05           1.17%+      $182,069          0.70%           4.55%          1.09%              4%
-------------------------------------------------------------------------------------------------------------------------

(3) COMMENCED OPERATIONS ON APRIL 4, 1994. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(4) COMMENCED OPERATIONS ON FEBRUARY 25, 1994. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

    The following unaudited financial highlights for California Intermediate Tax Free Fund and Oregon Intermediate Tax Free Fund for the period commencing August 8, 1997 and ending December 31, 1997 should be read in conjunction with the Funds' unaudited financial statements and the related notes thereto appearing in the Funds' Statement of Additional Information dated January 31, 1998 as supplemented on May 15, 1998.

    Further information about the Fund's performance for the period commencing August 8, 1997 and ending December 31, 1997 is contained in such Statement of Additional Information, which may be obtained without charge by calling
    (800) 637-2548 or by writing SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

    For the period ended December 31, 1997

                                                                                REALIZED AND       DIVIDENDS
                                                    NET ASSET            NET      UNREALIZED        FROM NET
                                              VALUE BEGINNING     INVESTMENT        GAINS ON      INVESTMENT
                                                    OF PERIOD         INCOME     INVESTMENTS          INCOME
------------------------------------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX FREE FUND(1) CLASS Y
                                                      $ 10.00         $ 0.17          $ 0.10         $ (0.17)
OREGON INTERMEDIATE TAX FREE FUND(1) CLASS Y
                                                      $ 10.00         $ 0.18          $ 0.12         $ (0.18)
------------------------------------------------------------------------------------------------------------


 +  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) COMMENCED OPERATIONS ON AUGUST 8, 1997. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

                                                                                                RATIO OF
                                                                             RATIO OF NET    EXPENSES TO
                   NET ASSET                                     RATIO OF      INVESTMENT        AVERAGE
 DISTRIBUTIONS         VALUE                   NET ASSETS     EXPENSES TO       INCOME TO     NET ASSETS
          FROM        END OF       TOTAL           END OF         AVERAGE         AVERAGE     (EXCLUDING     PORTFOLIO
  CAPITAL GAIN        PERIOD      RETURN     PERIOD (000)      NET ASSETS      NET ASSETS       WAIVERS)      TURNOVER
------------------------------------------------------------------------------------------------------------------------
     $      --       $ 10.10        2.76%+       $ 34,039            0.70%           4.37%          1.01%           11%
     $  (0.02)       $ 10.10        2.97%+       $182,309            0.70%           4.56%          0.95%            8%
------------------------------------------------------------------------------------------------------------------------

    THE FUNDS

    FAIF is an open-end management investment company which offers shares in several different mutual funds (collectively, the "FAIF Funds"), each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each FAIF Fund through several separate classes which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. Except for these differences among classes, each share of each FAIF Fund represents an undivided proportionate interest in that Fund. FAIF is incorporated under the laws of the State of Maryland, and its principal offices are located at Oaks, Pennsylvania 19456.

    This Prospectus relates only to the Class Y Shares of the Funds named on the cover hereof. Information regarding the Class A Shares of these Funds and regarding the Class A, Class B and Class Y Shares of the other FAIF Funds is contained in separate prospectuses that may be obtained from FAIF's Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania, 19456, or by calling (800) 637-2548. The Board of Directors of FAIF may authorize additional series or classes of common stock in the future.


    INVESTMENT OBJECTIVES AND POLICIES

    This section describes the investment objectives and policies of the Funds. There is no assurance that any of these objectives will be achieved. The Funds' investment objectives are not fundamental and therefore may be changed without a vote of shareholders. Such changes could result in a Fund having investment objectives different from those which shareholders considered appropriate at the time of their investment in a Fund. Shareholders will receive written notification at least 30 days prior to any change in a Fund's investment objectives. Intermediate Tax Free Fund is a diversified investment company, as defined in the Investment Company Act of 1940 (the "1940 Act"). California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund and Oregon Intermediate Tax Free Fund are nondiversified investment companies under the 1940 Act.

    If a percentage limitation on investments by a Fund stated below or in the Statement of Additional Information is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset values will not be deemed to violate the limitation except in the case of the limitations on illiquid investments and borrowing. A Fund which is limited to investing in securities with specified ratings is not required to sell a security if its rating is reduced or discontinued after purchase, but the Fund may consider doing so. However, in no event will more than 5% of any Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") are contained in the Statement of Additional Information.

    This section also contains information concerning certain investment risks borne by Fund shareholders under the heading "-- Risks to Consider." Further information concerning the securities in which the Funds may invest and related matters is set forth under "Special Investment Methods."

    ----------------------------------------------------------------------------
    INTERMEDIATE TAX FREE FUND

    OBJECTIVE. Intermediate Tax Free Fund has an objective of providing current income which is exempt from federal income tax to the extent consistent with preservation of capital.

    INVESTMENT POLICIES. Under normal market conditions, Intermediate Tax Free Fund invests at least 80% of its net assets in municipal bonds and other municipal obligations, the interest on which is, in the opinion of bond counsel to the issuer, exempt from federal income tax. No more than

    20% of the securities owned by the Fund will generate income that is an item of tax preference for the purpose of the federal alternative minimum tax. Municipal obligations generating income subject to taxation under the federal alternative minimum tax rules will not be counted as tax exempt obligations for purposes of the 80% test. See "Income Taxes." The types of municipal bonds and other municipal obligations in which the Fund may invest are described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations."

    Under normal market conditions, the weighted average maturity of the securities held by Intermediate Tax Free Fund will range from 3 to 10 years.

    Intermediate Tax Free Fund may purchase obligations which are rated no lower than BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Advisor. Unrated securities deemed to be of comparable quality to rated securities as set forth above will not exceed 25% of the Fund's total assets. The Fund also may purchase municipal notes which are rated no lower than SP-1 by Standard & Poor's or MIG/VMIG-1 by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization.

    While the assets of Intermediate Tax Free Fund ordinarily will be invested in municipal obligations, on occasion the Fund may temporarily hold short-term securities, other than municipal obligations, the income from which is taxable. Temporary taxable investments would be held solely for the purpose of managing exceptional in-flows and out-flows of cash or for temporary defensive purposes to preserve existing portfolio values. Under normal circumstances, the Fund may not invest more than 20% of its assets in investments other than municipal obligations. However, when a temporary defensive position to protect capital is deemed advisable and practicable, the Fund may have more than 20% of its assets in temporary taxable investments or cash. The types of investments which are permitted for these purposes are described under "Special Investment Methods -- Temporary Taxable Investments."

    The Fund also may temporarily invest in shares of investment companies which invest primarily in short-term municipal obligations with maturities not exceeding 13 months including, but not limited to, tax free money market funds advised by the Advisor. Investments of these types are also subject to the advisory fee. Income from these investments is normally exempt from federal income tax. Where the income from these investments is exempt from federal income tax, the investments will be counted as tax exempt obligations for purposes of the 80% test described above.

    The Fund also may (i) in order to attempt to reduce risk, invest in exchange traded interest rate futures and interest rate index futures contracts; (ii) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices;
    (iii) purchase securities on a when-issued or delayed delivery basis; and
    (iv) engage in the lending of portfolio securities. In addition, the Fund may invest up to 10% of its total assets in inverse floating rate municipal obligations. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    The requirement, described above, that Intermediate Tax Free Fund invest at least 80% of its net assets in tax free obligations under normal market conditions is a fundamental policy, which cannot be changed without a shareholder vote. Under normal market conditions, that Fund will invest at least 65% of its total assets in municipal obligations which are municipal bonds. See "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations."

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    CALIFORNIA INTERMEDIATE TAX FREE FUND, COLORADO INTERMEDIATE TAX FREE FUND,
    MINNESOTA INTERMEDIATE TAX FREE FUND AND OREGON INTERMEDIATE TAX FREE FUND

    OBJECTIVES. California Intermediate Tax Free Fund has an objective of providing current income which is exempt from both federal income tax and California state income tax to the extent consistent with preservation of capital. Colorado Intermediate Tax Free Fund has an objective of providing current income which is exempt from both federal income tax and Colorado state income tax to the extent consistent with preservation of capital. Minnesota Intermediate Tax Free Fund has an objective of providing current income which is exempt from both federal income tax and Minnesota state income tax to the extent consistent with preservation of capital. Oregon Intermediate Tax Free Fund has an objective of providing current income which is exempt from both federal income tax and Oregon state income tax to the extent consistent with preservation of capital.

    INVESTMENT POLICIES. Under normal market conditions, each of these Funds invests at least 80% of its net assets in municipal bonds and other municipal obligations of the state referred to in its title, the interest on which is, in the opinion of bond counsel to the issuer, exempt from federal income tax and that state's income tax. No more than 20% of the securities owned by any of these Funds will generate income that is an item of tax preference for the purpose of the federal alternative minimum tax and, in the case of Minnesota Intermediate Tax Free Fund, for the purpose of the Minnesota alternative minimum tax. Municipal obligations generating income subject to taxation under the federal alternative minimum tax rules or, in the case of Minnesota Intermediate Tax Free Fund, under the Minnesota alternative minimum tax rules, will not be counted as tax exempt obligations for purposes of the 80% test. See "Income Taxes." The types of municipal bonds and other municipal obligations in which these Funds may invest are described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations."

    Under normal market conditions, the weighted average maturity of the securities held by each of these Funds will range from 3 to 10 years.

    Each of these Funds may purchase obligations which are rated (without regard to insurance) no lower than BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Advisor. Unrated securities deemed to be of comparable quality to rated securities as set forth above will not exceed 25% of each Fund's total assets. Each of these Funds also may purchase municipal notes which are rated no lower than SP-1 by Standard & Poor's or MIG/VMIG-1 by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization.

    While the assets of each of these Funds ordinarily will be invested in municipal obligations, on occasion any Fund may temporarily hold short-term securities, other than municipal obligations, the income from which is taxable. Temporary taxable investments would be held solely for the purpose of managing exceptional in-flows and out-flows of cash or for temporary defensive purposes to preserve existing portfolio values. Under normal circumstances, a Fund may not invest more than 20% of its assets in investments other than municipal obligations. However, when a temporary defensive position to protect capital is deemed advisable and practicable, a Fund may have more than 20% (and up to 100%) of its assets in temporary taxable investments or cash. The types of investments which are permitted for these purposes are described under "Special Investment Methods -- Temporary Taxable Investments."

    Each of these Funds also may temporarily invest in shares of investment companies which invest primarily in short-term municipal obligations with maturities not exceeding 13 months. Investments of these types are also subject to the advisory fee. Such investments may include tax free money market funds advised by the Advisor. Income from these investments is normally exempt from federal income tax but may not be exempt from the applicable state tax. Where the income from these investments is exempt from both federal income tax and the applicable state tax, the investments will be counted as tax exempt obligations for purposes of the 80% test described above.

    Each of these Funds also may (i) in order to attempt to reduce risk, invest in exchange traded interest rate futures and interest rate index futures contracts; (ii) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (iii) purchase securities on a when-issued or delayed delivery basis; (iv) engage in the lending of portfolio securities; and (v) invest up to 10% of its total assets in inverse floating rate municipal obligations. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    ----------------------------------------------------------------------------
    RISKS TO CONSIDER

    An investment in any of the Funds involves certain risks. These include the following:

    INTEREST RATE RISK. Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to changes in market interest rates. Because the Funds invest in fixed-rate debt securities, they are subject to interest rate risk. In general, when interest rates rise, the value of a fixed-rate debt security declines. Conversely, when interest rates decline, the value of a fixed-rate debt security generally increases. Thus, shareholders in the Funds bear the risk that increases in market interest rates will cause the value of their Fund's portfolio investments to decline.

    In general, the value of fixed-rate debt securities with longer maturities is more sensitive to changes in market interest rates than the value of such securities with shorter maturities. Thus, the net asset value of a Fund which invests in securities with longer weighted average maturities should be expected to have greater volatility in periods of changing market interest rates than that of a Fund which invests in securities with shorter weighted average maturities.

    Although the Advisor may engage in transactions intended to hedge the value of the Funds' portfolios against changes in market interest rates, there is no assurance that such hedging transactions will be undertaken or will fulfill their purpose. See "Special Investment Methods -- Options Transactions."

    CREDIT RISK. Credit risk is the risk that the issuer of a debt security will fail to make payments on the security when due. Because the Funds invest in debt securities, they are subject to credit risk.

    As described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations," the revenue bonds and municipal lease obligations in which the Funds invest may entail greater credit risk than the general obligation bonds in which they invest. This is the case because revenue bonds and municipal lease obligations generally are not backed by the faith, credit or general taxing power of the issuing governmental entity. In addition, as described under that section, municipal lease obligations also are subject to nonappropriation risk, which is a type of nonpayment risk. Investors also should note that even general obligation bonds of the states and their political subdivisions are not free from the risk of default.

    The ratings and certain other requirements which apply to the Funds' permitted investments, as described elsewhere in this Prospectus, are intended to limit the amount of credit risk undertaken by the Funds. Nevertheless, shareholders in the Funds bear the risk that payment defaults could cause the value of their Fund's portfolio investments to decline. Investors also should note that the Funds can invest in municipal obligations rated as low as BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Advisor. Although these rating categories are investment grade, obligations with these ratings are viewed as having speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.

    CALL RISK. Many municipal bonds may be redeemed at the option of the issuer ("called") at a specified price prior to their stated maturity date. In general, it is advantageous for an issuer to call its bonds if they can be refinanced through the issuance of new bonds which bear a lower interest rate than that of the called bonds. Call risk is the risk that bonds will be called during a period of declining market interest rates so that such refinancings may take place.

    If a bond held by a Fund is called during a period of declining interest rates, the Fund probably will have to reinvest the proceeds received by it at a lower interest rate than that borne by the called bond, thus resulting in a decrease in the Fund's income. To the extent that the Funds invest in callable bonds, Fund shareholders bear the risk that reductions in income will result from the call of bonds.

    POLITICAL AND ECONOMIC CONDITIONS. The value of municipal obligations owned by the Funds may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect tax-exempt obligations include a change in the local, state or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes and other developments generally affecting the revenues of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). The value of certain municipal obligations also may be adversely affected by the enactment of changes to certain federal or state income tax laws including, but not limited to, income tax rate reductions or the imposition of a flat tax.

    Intermediate Tax Free Fund cannot invest 25% or more of its total assets in obligations of issuers located in the same state (for this purpose, the location of an "issuer" shall be deemed to be the location of the entity the revenues of which are the primary source of payment or the location of the project or facility which may be the subject of the obligation). See "Special Investment Methods -- Investment Restrictions." California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund and Oregon Intermediate Tax Free Fund each will invest primarily in municipal obligations issued by the state and its political subdivisions named in its title. For this reason, the municipal obligations held by these four Funds will be particularly affected by local conditions in those states. A more detailed description of the factors affecting California, Colorado, Minnesota and Oregon issuers of municipal obligations is set forth in the Statement of Additional Information.

    YEAR 2000. Like other mutual funds, financial and business organizations, the Funds could be adversely affected if the computer systems used by the Advisor, the Administrator and other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 issue." The Funds have undertaken a Year 2000 program that is believed by the Advisor to be reasonably designed to assess and monitor the steps being taken by the Funds' service providers to address the Year 2000 issue with respect to the computer systems they use. However, there can be no assurance that these steps will be sufficent to avoid any adverse impact on the Funds.

    OTHER. Investors also should review "Special Investment Methods" for information concerning risks associated with certain investment techniques which may be utilized by the Funds.

    MANAGEMENT

    The Board of Directors of FAIF has the primary responsibility for overseeing the overall management and electing the officers of FAIF. Subject to the overall direction and supervision of the Board of Directors, the Advisor acts as investment advisor for and manages the investment portfolios of FAIF.

    ----------------------------------------------------------------------------
    INVESTMENT ADVISOR

    U.S. Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55402, acts as the Funds' investment advisor through its First American Asset Management group. The Advisor has acted as an investment advisor to FAIF since its inception in 1987 and has acted as investment advisor to First American Funds, Inc. since 1982 and to First American Strategy Funds, Inc. since 1996. As of September 30, 1997, the Advisor was managing accounts with an aggregate value of approximately $55 billion, including mutual fund assets of approximately $20 billion. U.S. Bancorp, 601 Second Avenue South, Minneapolis, Minnesota 55402, is the holding company for the Advisor.

    Each of the Funds has agreed to pay the Advisor monthly fees calculated on an annual basis equal to 0.70% of its average daily net assets. The Advisor may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Advisor also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

    The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisors to registered investment companies, subject to a number of terms and conditions.

    Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, FAIF has received an opinion from its counsel that the Advisor is not prohibited from performing the investment advisory services described above. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Advisor might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and that shareholders would not suffer adverse financial consequences.

    ----------------------------------------------------------------------------
    PORTFOLIO MANAGERS

    Intermediate Tax Free Fund, California Intermediate Tax Free Fund and Minnesota Intermediate Tax Free Fund are each managed by a committee comprised of Mr. Drahn and Mr. White. Colorado Intermediate Tax Free Fund is managed by a committee comprised of Mr. Drahn and Mr. Knight. Oregon Intermediate Tax Free Fund is managed by a committee comprised of Mr. Drahn and Mr. Hamilton.

    CHRISTOPHER L. DRAHN is a member of the committees that manage the Funds.

    He joined the Advisor in 1985 and has 12 years of investment industry experience. Mr. Drahn received his bachelor's degree from Wartburg College and his master's degree in business administration from the University of Minnesota. He is a Chartered Financial Analyst.

    DOUGLAS WHITE is a member of the committee that manages Intermediate Tax Free Fund, California Intermediate Tax Free Fund and Minnesota Intermediate Tax Free Fund. Mr. White has over 14 years of investment industry experience. Prior to joining the Advisor in 1998, Mr. White served as a senior vice president and portfolio co-manager for Piper Capital Management Incorporated, overseeing the management of several Piper Funds, including the Piper Funds Tax-Exempt Fund and Minnesota Tax-Exempt Fund. Mr. White received his bachelor's degree in political science from Carleton College and his master's degree in business administration from the University of Minnesota. Mr. White is a Chartered Financial Analyst.

    STEVEN J. KNIGHT is a member of the committee that manages Colorado Intermediate Tax Free Fund. Mr. Knight has over 17 years of investment industry experience. Mr. Knight joined the Advisor in 1997. Prior to joining the Advisor, Mr. Knight served as an international investment director at Principal International, Inc. in Des Moines, Iowa. Mr. Knight received his bachelor's degree from Central College and his master's degree in economics from the University of Iowa. He is a Chartered Financial Analyst.

    MICHAEL S. HAMILTON is a member of the committee that manages Oregon Intermediate Tax Free Fund. He joined the Advisor in 1989 and has over six years of investment industry experience. Mr. Hamilton received his bachelor's degree from Albertson College and his master's degree in business administration from Western Washington University.

    ----------------------------------------------------------------------------
    CUSTODIAN

    The Custodian of the Funds' assets is U.S. Bank National Association (the "Custodian"), U.S. Bank Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of U.S. Bancorp.

    As compensation for its services to the Funds, the Custodian is paid monthly fees calculated on an annual basis equal to 0.03% of the applicable Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds.

    ----------------------------------------------------------------------------
    ADMINISTRATOR

    The administrator for the Funds is SEI Investments Management Corporation, Oaks, Pennsylvania 19456. The Administrator, a wholly-owned subsidiary of SEI Investments Company, provides the Funds with certain administrative services necessary to operate the Funds. These services include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of each Fund's average daily net assets, provided that to the extent that the aggregate net assets of all First American Funds exceed $8 billion, the percentage stated above is reduced to 0.105%. From time to time, the Administrator may voluntarily waive its fees or reimburse expenses with respect to any of the Funds. Any such waivers or reimbursements may be made at the Administrator's discretion and may be terminated at any time. U.S. Bank assists the Administrator and provides sub-administration services for the Funds. For these services, the Administrator compensates the sub-administrator at an annual rate of up to 0.05% of each Fund's average daily net assets.

    ----------------------------------------------------------------------------
    TRANSFER AGENT

    DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds. The address of the Transfer Agent is 330 West Ninth Street, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Advisor.


    DISTRIBUTOR

    SEI Investments Distribution Co. is the principal distributor for shares of the Funds and of the other FAIF Funds. The Distributor is a Pennsylvania corporation and is the principal distributor for a number of investment companies. The Distributor, which is not affiliated with the Advisor, is a wholly-owned subsidiary of SEI Investments Company and is located at Oaks, Pennsylvania 19456.

    The Distributor, the Administrator and the Advisor may in their discretion use their own assets to pay for certain costs of distributing Fund shares. Any arrangement to pay such additional costs may be commenced or discontinued by any of these persons at any time. In addition, the Distributor and the Advisor and its affiliates may provide compensation from their own resources for shareholder services provided by third parties, including "one-stop" mutual fund networks through which the Funds are made available.


    PURCHASES AND REDEMPTIONS OF SHARES

    ----------------------------------------------------------------------------
    SHARE PURCHASES AND REDEMPTIONS

    Shares of the Funds are sold and redeemed on days on which both the New York Stock Exchange and federally-chartered banks are open for business ("Business Days").

    Payment for shares can be made only by wire transfer. All information needed will be taken over the telephone and the order will be considered placed when the Custodian receives payment by wire. Federal funds should be wired as follows: U.S. Bank National Association, Minneapolis, Minnesota, ABA Number 091000022; For Credit To: DST Systems, Inc.: Account Number 160234580266; For Further Credit To: (Investor Name and Fund Name). Shares cannot be purchased by Federal Reserve wire on days on which the New York Stock Exchange is closed or federally-chartered banks are closed. Purchase orders will be effective and eligible to receive dividends declared the same day if the Transfer Agent receives an order before 3:00 p.m. Central time and the Custodian receives federal funds before the close of business that day. Otherwise, the purchase order will be effective the next Business Day. The Funds reserve the right to reject a purchase order.

    Shares may be purchased through a financial institution which has a sales agreement with the Distributor. An investor may call its financial institution to place an order. Purchase orders must be received by the financial institution by the time specified by the institution to be assured same day processing, and purchase orders must be transmitted to and received by the Funds by 3:00 p.m. Central time in order for shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.

    The Funds are required to redeem for cash all full and fractional shares of the Funds. Redemption requests may be made any time before 3:00 p.m. Central time in order to receive that day's redemption price. For redemption requests received before 3:00 p.m. Central time, payment will ordinarily be made the next Business Day by transfer of federal funds, but payment may be made up to 7 days after the request.

    ----------------------------------------------------------------------------
    WHAT SHARES COST

    Class Y Shares of the Funds are sold and redeemed at net asset value. The net asset value per share is determined as of the close of normal trading on the New York Stock Exchange (3:00 p.m. Central time) on each Business Day, provided that net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for that Fund's shares is received and on days on which changes in the value of portfolio securities will not materially affect the current net asset value of the Fund's shares. The price per share for purchases or redemptions is such value next computed after the Transfer Agent receives the purchase order or redemption request. In the case of redemptions and repurchases of shares owned by corporations, trusts or estates, the Transfer Agent may require additional documents to evidence appropriate authority in order to effect the redemption, and the applicable price will be that next determined following the receipt of the required documentation.

    DETERMINING NET ASSET VALUE. The net asset value per share for each of the Funds is determined by dividing the value of the securities owned by the Fund plus any cash and other assets (including interest accrued and dividends declared but not collected), less all liabilities, by the number of Fund shares outstanding. For the purpose of determining the aggregate net assets of the Funds, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date. Security valuations are furnished by an independent pricing service that has been approved by the Board of Directors.

    Debt obligations with remaining maturities in excess of 60 days are valued at the most recently quoted bid price. For such debt obligations the pricing service may employ methods that utilize actual market transactions, broker-dealer valuations, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at security valuations. Debt obligations with remaining maturities of 60 days or less may be valued at their amortized cost which approximates market value. If a security price cannot be obtained from an independent pricing service a bid price may be obtained from an independent broker who makes a market in the security.

    If the value for a security cannot be obtained from the sources described above, the security's value may be determined pursuant to the fair value procedures established by the Board of Directors.

    Financial futures are valued at the settlement price established each day by the board of exchange on which they are traded. Portfolio securities underlying actively traded options are valued at their market price as determined above. The current market value of any exchange traded options held or written by a Fund is valued at the closing bid price for a long position or the closing ask price for a short position.

    Although the methodology and procedures for determining net asset value are identical for all classes of shares, the net asset value per share of different classes of shares of the same Fund may differ because of shareholder servicing, transfer agent and/or dividend disbursing expenses charged to Class A Shares.

    ----------------------------------------------------------------------------
    EXCHANGING SECURITIES FOR FUND SHARES

    A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval by the Fund and a determination by the Fund and the Advisor that the securities to be exchanged are acceptable. Securities accepted by a Fund will be valued in the same manner that a Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued.

    ----------------------------------------------------------------------------
    CERTIFICATES AND CONFIRMATIONS

    The Transfer Agent maintains a share account for each shareholder. Share certificates will not be issued by the Funds.

    Confirmations of each purchase and redemption are sent to each shareholder. In addition, monthly confirmations are sent to report all transactions and dividends paid during that month for the Funds.

    ----------------------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS

    Dividends with respect to each Fund are declared and paid monthly to all shareholders of record on the record date. Distributions of any net realized long-term capital gains will be made at least once every 12 months. Dividends and distributions are automatically reinvested in additional shares of the Fund paying the dividend on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the Fund.

    All shareholders on the record date are entitled to the dividend. If shares are purchased before a record date for a dividend or a distribution of capital gains, a shareholder will pay the full price for the shares and will receive some portion of the purchase price back as a taxable dividend or distribution (to the extent, if any, that the dividend or distribution is otherwise taxable to holders of Fund shares). If shares are redeemed or exchanged before the record date for a dividend or distribution or are purchased after the record date, those shares are not entitled to the dividend or distribution.

    The amount of dividends payable on Class Y Shares generally will be more than the dividends payable on Class A Shares because of shareholder servicing, transfer agent and/or dividend disbursing expenses charged to Class A Shares.

    ----------------------------------------------------------------------------
    EXCHANGE PRIVILEGE

    Shareholders may exchange Class Y Shares of a Fund for currently available Class Y Shares of the other FAIF Funds or of other funds in the First American family of funds at net asset value. Exchanges of shares among the First American family of funds must meet any applicable minimum investment of the fund for which shares are being exchanged.

    The ability to exchange shares of the Funds does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. An investor who is considering acquiring shares in another First American fund pursuant to the exchange privilege should obtain and carefully read a prospectus of the fund to be acquired. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer Agent, shareholder servicing agent, or financial institution.

    Written exchange requests must be signed exactly as shown on the authorization form. None of the Funds, the Distributor, the Transfer Agent, any shareholder servicing agent, nor any financial institution will be responsible for further verification of the authenticity of the exchange instructions.

    Telephone exchange instructions made by an investor may be carried out only if a telephone authorization form completed by the investor is on file with the Transfer Agent, shareholder servicing agent or financial institution. Shares may be exchanged between two Funds by telephone only if both Funds have identical shareholder registrations.

    Telephone exchange instructions may be recorded and will be binding upon the shareholder. Telephone instructions must be received by the Transfer Agent before 3:00 p.m. Central time, or by a shareholder's shareholder servicing agent or financial institution by the time specified by it, in order for shares to be exchanged the same day. Neither the Transfer Agent nor any Fund will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures.

    Shareholders of the Funds may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his or her broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to DST Systems, Inc., 330 West Ninth Street, Kansas City, Missouri 64105. The exchange privilege should not be used to take advantage of short-term swings in the securities markets. The Funds reserve the right to limit or terminate exchange privileges as to any shareholder who makes exchanges more than four times a year (other than through periodic investment programs). The Funds may modify or revoke the exchange privilege for all shareholders upon 60 days' prior written notice or without notice in times of drastic economic or market changes.

    Shares of a class in which an investor is no longer eligible to participate may be exchanged for shares of a class in which that investor is eligible to participate. An example of this kind of exchange would be a situation in which Class Y Shares of a Fund held by a financial institution in a trust or agency capacity for one or more individual beneficiaries are exchanged for Class A Shares of that Fund and distributed to the individual beneficiaries.

    There are currently no additional fees or charges for the exchange service. The Funds do not contemplate establishing such fees or charges, but they reserve the right to do so. Shareholders will be notified of any modification or termination of the exchange privilege and of the imposition of any additional fees or charges.

    INCOME TAXES

    ----------------------------------------------------------------------------
    FEDERAL INCOME TAXATION

    Each Fund is treated as a different entity for federal income tax purposes. Each of the Funds qualified during its last fiscal year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and all of the Funds intend to so qualify in the future. If so qualified and provided certain distribution requirements are met, a Fund will not be liable for federal income taxes to the extent it distributes its income to its shareholders.

    Distributions of net interest income from tax-exempt obligations that are designated by each Fund as exempt-interest dividends are excludable from the gross income of the Fund's shareholders. A portion of such dividends may, however, be subject to the alternative minimum tax, as discussed below.

    Distributions paid from other interest income and from any net realized short-term capital gains will be taxable to shareholders as ordinary income, whether received in cash or in additional shares. Since none of the Funds' income will consist of dividends from domestic corporations, the dividends-received deduction for corporations will not be applicable to taxable distributions by the Funds. Distributions paid from long-term capital gains (and designated as such) generally will be taxable as long-term capital gains for federal income tax purposes, whether received in cash or shares, regardless of how long a shareholder has held the shares in a Fund. In the case of shareholders who are individuals, estates, or trusts, each Fund will designate the portion of each capital gain dividend that must be treated as mid-term capital gains and the portion that must be treated as long-term capital gain. Shareholders not subject to federal income taxation will not be taxed on distributions by a Fund.

    Gain or loss realized on the sale or exchange of shares in a Fund will be treated as capital gain or loss, provided that the shares represented a capital asset in the hands of the shareholder. Such gain or loss will be long-term (subject to a maximum 20% tax rate in the case of individuals, estates and trusts) if the shares were held for more than one year.

    For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax, if any, exceeds a taxpayer's regular income tax liability (with certain adjustments). Liability for AMT will depend on each shareholder's tax situation.

    Exempt-interest dividends attributable to interest income on certain tax-exempt obligations issued after August 7, 1986, to finance certain private activities will be treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal AMT for all taxpayers. Each Fund may invest up to 20% of its total assets in obligations the interest on which is treated as an item of tax preference for federal income tax purposes. Also, a portion of all other tax-exempt interest received by a corporation, including exempt-interest dividends, will be included in adjusted current earnings and in earnings and profits for purposes of determining the federal corporate alternative minimum tax and the branch profits tax imposed on foreign corporations under Section 884 of the Code.

    The Tax Reform Act of 1986 imposed new requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for tax-exempt bonds held by the Funds. The Funds will avoid investment in bonds which, in the opinion of the Advisor, pose a material risk of the loss of tax exemption. Further, if a bond in a Fund's portfolio lost its exempt status, the Fund would make every effort to dispose of that investment on terms that are not detrimental to the Fund.

    In certain instances, the portion of Social Security benefits received by a shareholder that is subject to federal income tax may be affected by the amount of exempt-interest dividends received by the shareholder from the Funds.

    Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Funds will not be deductible for federal income purposes.

    Information concerning distributions will be mailed to shareholders annually. Shareholders who are subject to federal income tax are required for information purposes to report exempt-interest dividends and other tax-exempt interest on their tax returns.

    ----------------------------------------------------------------------------
    CALIFORNIA INCOME TAXATION

    The portion of exempt-interest dividends paid by California Intermediate Tax Free Fund that is derived from interest on tax-exempt obligations issued by the State of California, its political subdivisions and instrumentalities, is excluded from the California taxable income of individuals, estates, and trusts, provided that at least 50% of the value of the Fund's total assets consists of obligations of the interest on which is exempt from California personal income taxation pursuant to federal or California law. The remaining portion of such dividends, and dividends that are not exempt-interest dividends or capital gains dividends, are included in the California taxable income of individuals, estates and trusts, except for dividends directly attributable to interest on obligations of the United States Government, its territories and possessions. Exempt-interest dividends are not excluded from the California taxable income of corporations and financial institutions. Dividends qualifying for federal income tax purposes as capital gains dividends are to be treated by shareholders as long-term capital gains. California has repealed the favorable treatment of long-term capital gains, while retaining restrictions on the deductibility of capital losses. Dividends generally will not qualify for the dividends-received deduction for corporations and financial institutions.

    ----------------------------------------------------------------------------
    COLORADO INCOME TAXATION

    To the extent that dividends paid by Colorado Intermediate Tax Free Fund are derived from interest on tax-exempt obligations issued by the State of Colorado, its political subdivisions and instrumentalities, such dividends will also be exempt from Colorado income taxes for individuals, trusts, estates, and corporations. The remaining portion of such dividends are included in the Colorado taxable income of individuals, trusts, estates, and corporations, except for dividends directly attributable to interest on obligations of the United States Government. Dividends qualifying for federal income tax purposes as capital gain dividends are to be treated by shareholders as long-term capital gains under Colorado law. However, Colorado has repealed the favorable treatment of long-term capital gains, while retaining restrictions on the deductibility of capital losses.

    Dividends paid by Colorado Intermediate Tax Free Fund that are derived from interest on tax-exempt obligations issued by the state of Colorado, its political subdivisions and instrumentalities (including tax-exempt obligations treated for federal purposes as private activity bonds) will not be treated as items of tax preference for purposes of the alternative minimum tax that Colorado imposes on individuals, trusts and estates.

    As under federal law, the portion of Social Security benefits subject to Colorado income tax may be affected by the amount of exempt-interest dividends received by the shareholders.

    ----------------------------------------------------------------------------
    MINNESOTA INCOME TAXATION

    The portion of exempt-interest dividends paid by Minnesota Intermediate Tax Free Fund that is derived from interest on tax-exempt obligations issued by the State of Minnesota, its political subdivisions and instrumentalities, is excluded from the Minnesota taxable net income of individuals, estates and trusts, provided that the portion of the exempt-interest dividends from such Minnesota sources paid to all shareholders represents 95% or more of the exempt-interest dividends paid by the respective Fund. The remaining portion of such dividends, and dividends that are not exempt-interest dividends or capital gain dividends, are included in the Minnesota taxable net income of individuals, estates and trusts, except for dividends directly attributable to interest on obligations of the United States Government, its territories and possessions. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions. Dividends qualifying for federal income tax purposes as capital gain dividends are to be treated by shareholders as long-term capital gains. Minnesota has repealed the favorable treatment of long-term capital gains, while retaining restrictions on the deductibility of capital losses. As under federal law, the portion of Social Security benefits subject to Minnesota income tax may be affected by the amount of exempt-interest dividends received by the shareholders. Exempt-interest dividends attributable to interest on certain private activity bonds issued after August 7, 1986 will be included in Minnesota alternative minimum taxable income of individuals, estates and trusts for purposes of computing Minnesota's alternative minimum tax. Dividends generally will not qualify for the dividends-received deduction for corporations and financial institutions.

    ----------------------------------------------------------------------------
    OREGON INCOME TAXATION

    The portion of exempt-interest dividends paid by Oregon Intermediate Tax Free Fund that is derived from interest on tax-exempt obligations issued by the State of Oregon, its political subdivisions and instrumentalities, is excluded from the taxable income of individuals, trusts and estates. All remaining dividends (except for dividends, if any, derived from interest paid on obligations of the United States, its territories and possessions), including dividends derived from capital gains, will be includable in the taxable income of individuals, trusts and estates. Furthermore, all dividends, including exempt-interest dividends, will be includable in the taxable income of corporations subject to the Oregon corporation excise tax. Dividends qualifying for federal income tax purposes as capital gains dividends are to be treated by shareholders as long-term capital gains. Oregon taxes long-term capital gains at the same rates as ordinary income, while restricting the deductibility of capital losses.

    ----------------------------------------------------------------------------
    OTHER STATE AND LOCAL TAXATION

    Except to the extent described above under "-- California Income Taxation," "-- Colorado Income Taxation," "-- Minnesota Income Taxation" and "-- Oregon Income Taxation," distributions by all the Funds may be subject to state and local taxation even if they are exempt from federal income taxes. Shareholders are urged to consult their own tax advisors regarding state and local taxation.


    TAX-EXEMPT VS. TAXABLE INCOME

    The tables below show the approximate yields that taxable securities must earn to equal yields that are (i) exempt from federal income taxes; (ii) exempt from both federal and California income taxes; (iii) exempt from both federal and Colorado income taxes; (iv) exempt from both federal and Minnesota income taxes; and (v) exempt from both federal and Oregon income taxes, under selected income tax brackets scheduled to be in effect in 1998. The effective combined rates reflect the deduction of state income taxes from federal income. The 34.7%, 37.4%, 42.0% and 45.2% combined federal/California rates assume that the investor is subject to a 9.3% marginal California income tax rate and a marginal federal income tax rate of 28%, 31%, 36% and 39.6%, respectively. The 31.6%, 34.5%, 39.2% and 42.6%
    combined federal/Colorado rates assume that the investor is subject to a 5% Colorado income tax rate and a marginal federal income tax rate of 28%, 31%, 36% and 39.6%, respectively. The 34.1%, 36.9%, 41.4% and 44.7% combined federal/Minnesota rates assume that the investor is subject to an 8.5% marginal

                                    Tax-Equivalent Yields
                                                                  Combined Federal and
                     Federal Tax Brackets                        California Tax Brackets
 Tax-Free
   Yields      28%        31%        36%       39.6%      34.7%      37.4%      42.0%      45.2%
----------------------------------------------------      ---------------------------------------
  3.0%        4.17%      4.35%      4.69%      4.97%      4.59%      4.79%      5.17%      5.47%
  3.5%        4.86%      5.07%      5.47%      5.79%      5.37%      5.59%      6.03%      6.39%
  4.0%        5.56%      5.80%      6.25%      6.62%      6.13%      6.39%      6.90%      7.30%
  4.5%        6.25%      6.52%      7.03%      7.45%      6.89%      7.19%      7.76%      8.21%
  5.0%        6.94%      7.25%      7.81%      8.28%      7.66%      7.99%      8.62%      9.12%
  5.5%        7.64%      7.97%      8.59%      9.11%      8.42%      8.79%      9.48%     10.04%
  6.0%        8.33%      8.70%      9.38%      9.93%      9.19%      9.58%     10.34%     10.95%
  6.5%        9.03%      9.42%     10.16%     10.76%      9.95%     10.38%     11.21%     11.86%
----------------------------------------------------      ---------------------------------------

                       [WIDE TABLE CONTINUED FROM ABOVE]

                        Combined Federal and
                        Colorado Tax Brackets
  Tax-Free
    Yields      31.6%      34.5%      39.2%      42.6%
-------------------------------------------------------
    3.0%        4.39%      4.58%      4.93%      5.23%
    3.5%        5.12%      5.34%      5.76%      6.10%
    4.0%        5.85%      6.11%      6.58%      6.97%
    4.5%        6.58%      6.87%      7.40%      7.84%
    5.0%        7.31%      7.63%      8.22%      8.71%
    5.5%        8.04%      8.40%      9.05%      9.58%
    6.0%        8.77%      9.16%      9.87%     10.45%
    6.5%        9.50%      9.92%     10.69%     11.32%
-------------------------------------------------------

                                          Tax-Equivalent Yields
                                               (Continued)
                        Combined Federal and                              Combined Federal and
                       Minnesota Tax Brackets                              Oregon Tax Brackets
 Tax-Free
   Yields      34.1%        36.9%        41.4%        44.7%      34.5%        37.2%        41.8%        45.0%
-----------------------------------------------------------      ---------------------------------------------
  3.0%         4.55%        4.75%        5.12%        5.42%      4.58%        4.78%        5.15%        5.45%
  3.5%         5.31%        5.55%        5.97%        6.33%      5.34%        5.57%        6.01%        6.36%
  4.0%         6.07%        6.34%        6.83%        7.23%      6.11%        6.37%        6.87%        7.27%
  4.5%         6.83%        7.13%        7.68%        8.14%      6.87%        7.17%        7.73%        8.18%
  5.0%         7.59%        7.92%        8.53%        9.04%      7.63%        7.96%        8.59%        9.09%
  5.5%         8.35%        8.72%        9.39%        9.95%      8.40%        8.76%        9.45%       10.00%
  6.0%         9.10%        9.51%       10.24%       10.85%      9.16%        9.55%       10.31%       10.91%
  6.5%         9.86%       10.30%       11.09%       11.75%      9.92%       10.35%       11.17%       11.82%
-----------------------------------------------------------      ---------------------------------------------

    Minnesota income tax rate and a marginal federal income tax rate of 28%, 31%, 36% and 39.6%, respectively. The 34.5%, 37.2%, 41.8% and 45.0% combined federal/Oregon rates assume that the investor is subject to a 9% marginal Oregon income tax rate and a marginal federal income tax rate of 28%, 31%, 36% and 39.6%, respectively. The combined rates do not reflect federal rules concerning the phase-out of personal exemptions and limitations on the allowance of itemized deductions for certain high-income taxpayers. The tables are based upon yields that are derived solely from tax-exempt income. To the extent that a Fund's yield is derived from taxable income, the Fund's tax equivalent yield will be less than set forth in the tables. The tax-free yields used in these tables should not be considered as representations of any particular rates of return and are for purposes of illustration only.


    FUND SHARES

    Each share of a Fund is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

    Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or class of shares, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class of shares.

    Under the laws of the State of Maryland and FAIF's Articles of Incorporation, FAIF is not required to hold shareholder meetings unless they
    (i) are required by the 1940 Act or (ii) are requested in writing by the holders of 25% or more of the outstanding shares of FAIF.


    CALCULATION OF PERFORMANCE DATA

    From time to time, any of the Funds may advertise information regarding its performance. Each Fund may publish its "yield," its "tax equivalent yield," its "cumulative total return," its "average annual total return," its "distribution rate" and its "tax equivalent distribution rate." Distribution rates and tax equivalent distribution rates may only be used in connection with sales literature and shareholder communications preceded or accompanied by a Prospectus. Each of these performance figures is based upon historical results and is not intended to indicate future performance, and, except for "distribution rate" and "tax equivalent distribution rate," is standardized in accordance with SEC regulations.

    "Yield" for the Funds is computed by dividing the net investment income per share (as defined in applicable SEC regulations) earned during a 30-day period (which period will be stated in the advertisement) by the maximum offering price per share on the last day of the period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

    "Tax equivalent yield" is that yield which a taxable investment must generate in order to equal a Fund's yield for an investor in a stated federal or combined federal/state income tax bracket (normally assumed to be the maximum tax rate or combined rate). Tax equivalent yield is computed by dividing that portion of the yield which is tax-exempt by one minus the stated income tax rate, and adding the resulting amount to that portion, if any, of the yield which is not tax-exempt.

    "Total return" is based on the overall dollar or percentage change in value of a hypothetical investment in a Fund assuming reinvestment of dividend distributions and deduction of all charges and expenses. "Cumulative total return" reflects a Fund's performance over a stated period of time. "Average annual total return" reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results.

    "Distribution rate" is determined by dividing the income dividends per share for a stated period by the maximum offering price per share on the last day of the period. "Tax equivalent distribution rate" is computed by dividing the portion of the distribution rate (determined as described above) which is tax-exempt by one minus the stated federal or combined federal/state income tax rate, and adding to the resulting amount that portion, if any, of the distribution rate which is not tax-exempt. All distribution rates published for the Funds are measures of the level of income dividends distributed during a specified period. Thus, these rates differ from yield (which measures income actually earned by a Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of a Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

    The performance of the Class Y Shares of a Fund will normally be higher than for the Class A Shares because Class Y Shares are not subject to the sales charges and shareholder servicing, transfer agent and/or dividend disbursing expenses applicable to Class A Shares.

    In reports or other communications to shareholders and in advertising material, the performance of each Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities and to composites of such indices and averages. Also, the performance of each Fund may be compared to that of other funds of similar size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent mutual fund rating services, and each Fund may include in such reports, communications and advertising material evaluations published by nationally recognized independent ranking services and publications. For further information regarding the Funds' performance, see "Fund Performance" in the Statement of Additional Information.


    PERFORMANCE INFORMATION FOR SUCCESSORS TO COMMON TRUST FUNDS

    From time to time California Intermediate Tax Free Fund and Oregon Intermediate Tax Free Fund may advertise performance information which includes performance data of certain predecessor common trust funds.

    Each of California Intermediate Tax Free Fund and Oregon Intermediate Tax Free Fund commenced operations when substantially all of the assets of certain common trust funds which were exempt from registration under the 1940 Act were transferred to these Funds. For each such Fund, one predecessor common trust fund was managed by the Advisor, while the other was managed by Qualivest Capital Management, Inc. prior to the acquisition of its parent company by the Advisor's parent company. The personnel who managed that common trust fund on behalf of Qualivest Capital Management, Inc. became employees of the Advisor, and assumed management of the applicable Fund, at the time the assets were transferred from the common trust fund to the applicable Fund.

    Such performance data is deemed relevant because the common trust funds were managed using investment objectives, policies, and restrictions very similar to those of their corresponding Funds. However, the predecessor common trust funds were not subject to certain investment restrictions that are imposed by the 1940 Act. Accordingly, if the common trust funds had been registered under the 1940 Act, their performance could have been adversely affected by virtue of such investment restrictions. In addition, the predecessor common trust funds did not incur the same expenses as the corresponding Funds.


    SPECIAL INVESTMENT METHODS

    This section provides additional information concerning the securities in which the Funds may invest and related topics. Further information concerning these matters is contained in the Statement of Additional Information.

    ----------------------------------------------------------------------------
    MUNICIPAL BONDS AND OTHER MUNICIPAL OBLIGATIONS

    As described under "Investment Objectives and Policies," each of the Funds invests principally in municipal bonds and other municipal obligations. These bonds and other obligations are issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" as used in this Prospectus includes short-term municipal notes issued by the states and their political subdivisions.

    MUNICIPAL BONDS. The two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

    Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of the issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Funds may invest.

    MUNICIPAL LEASES. Each Fund also may purchase participation interests in municipal leases. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local governmental unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligation bonds or revenue bonds.

    Municipal leases and installment purchase or conditional sale contracts (which usually provide for title to the leased asset to pass to the governmental issuer upon payment of all amounts due under the contract) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of municipal debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases and contracts of "nonappropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body on a yearly or other periodic basis. Although these kinds of obligations are secured by the leased equipment or facilities, the disposition of the pledged property in the event of non-appropriation or foreclosure might, in some cases, prove difficult and time-consuming. In addition, disposition upon non-appropriation or foreclosure might not result in recovery by a Fund of the full principal amount represented by an obligation.

    In light of these concerns, each Fund has adopted and follows procedures for determining whether municipal lease obligations purchased by the Fund are liquid and for monitoring the liquidity of municipal lease securities held in the Fund's portfolio. These procedures require that a number of factors be used in evaluating the liquidity of a municipal lease security, including the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, the willingness of dealers to undertake to make a market in the security, the nature of the marketplace in which the security trades, and other factors which the Advisor may deem relevant. As described below under "-- Investment Restrictions," each Fund is subject to limitations on the percentage of illiquid securities it can hold.

    ----------------------------------------------------------------------------
    TEMPORARY TAXABLE INVESTMENTS

    Each of the Funds may make temporary taxable investments as described under "Investment Objectives and Policies." Temporary taxable investments will include only the following types of obligations maturing within 13 months from the date of purchase: (i) obligations of the United States Government, its agencies and instrumentalities (including zero coupon securities); (ii) commercial paper rated not less than A-1 by Standard & Poor's or P-1 by Moody's or which has been assigned an equivalent rating by another nationally recognized statistical rating organization; (iii) other short-term debt securities issued or guaranteed by corporations having outstanding debt rated not less than BBB by Standard & Poor's or Baa by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization; (iv) certificates of deposit of domestic commercial banks subject to regulation by the United States Government or any of its agencies or instrumentalities, with assets of $500 million or more based on the most recent published reports; and (v) repurchase agreements with domestic banks or securities dealers involving any of the securities which the Fund is permitted to hold. See "-- Repurchase Agreements" below.

    ----------------------------------------------------------------------------
    REPURCHASE AGREEMENTS

    The temporary taxable investments which each Fund may make include repurchase agreements. A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Advisor will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

    ----------------------------------------------------------------------------
    INVERSE FLOATING RATE OBLIGATIONS

    Each of the Funds may invest up to 10% of its total assets in inverse floating rate municipal obligations. An inverse floating rate obligation entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Although an inverse floating rate municipal obligation would tend to increase portfolio income during a period of generally decreasing market interest rates, its income and value would tend to decline during a period of generally increasing market interest rates. In addition, its decline in value may be greater than for a fixed-rate municipal obligation, particularly if the interest rate borne by the floating rate municipal obligation is adjusted by a multiple of changes in the specified index rate. For these reasons, inverse floating rate municipal obligations have more risk than more conventional fixed-rate and floating rate municipal obligations.

    ----------------------------------------------------------------------------
    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

    Each of the Funds may purchase securities on a when-issued or delayed delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

    The purchase of securities on a when-issued or delayed delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund's purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. However, the Funds will engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with their investment objectives, and not for the purpose of investment leverage. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

    ----------------------------------------------------------------------------
    ZERO COUPON SECURITIES

    The Funds may invest in zero coupon, fixed income securities. Zero coupon securities pay no cash income to their holders until they mature and are issued at substantial discounts from their value at maturity. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall.

    ----------------------------------------------------------------------------
    LENDING OF PORTFOLIO SECURITIES

    In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. If the Funds engage in securities lending, distributions paid to shareholders from the resulting income will not be excludable from shareholders' gross income for income tax purposes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to an affiliate of the Advisor) in connection with these loans, which in the case of U.S. Bank, are 40% of the Funds' income from such securities lending transactions.

    ----------------------------------------------------------------------------
    OPTIONS TRANSACTIONS

    Each of the Funds may, in order to reduce risk, invest in exchange traded put and call options on interest rate indices. Such investments will be made solely as a hedge against adverse changes resulting from market conditions in the values of securities held by the Funds or which they intend to purchase and where the transactions are deemed appropriate to reduce risks inherent in the Funds' portfolios or contemplated investments.

    None of the Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying contract or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid (purchase price of the option) and the commission or other transaction expenses associated with acquiring the option.

    Options on interest rate indices give the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Put and call options on interest rate indices thus may be used to hedge the value of a portfolio of debt securities against anticipated changes in interest rates.

    The use of options on interest rate indices involves certain risks. These include the risk that changes in interest rates on the hedged instruments may not correlate to changes in interest rates on the instrument or index upon which the hedge is based, and the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

    ----------------------------------------------------------------------------
    FUTURES AND OPTIONS ON FUTURES

    The Funds may engage in futures transactions and purchase options on futures to the extent specified under "Investment Objectives and Policies." These transactions may include the purchase of interest rate index futures and options on interest rate index futures.

    A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified exercise price, to sell or to purchase the underlying futures contract at any time during the option period. A Fund may use futures contracts and options on futures in an effort to hedge against market risks.

    Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 1/3 of the market value of a Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company under the Code.

    Where a Fund is permitted to purchase options on futures, its potential loss is limited to the amount of the premiums paid for the options. As stated above, this amount may not exceed 5% of a Fund's total assets. Where a Fund is permitted to enter into futures contracts obligating it to purchase an index in the future at a specified price, such Fund could lose 100% of its net assets in connection therewith if it engaged extensively in such transactions and if the index value of the subject index at the delivery or settlement date fell to zero for all contracts into which a Fund was permitted to enter.

    A Fund may lose the expected benefit of futures transactions if interest rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions.

    ----------------------------------------------------------------------------
    PORTFOLIO TRANSACTIONS

    Portfolio transactions in the over-the-counter market will be effected with market makers or issuers, unless better overall price and execution are available through a brokerage transaction. It is anticipated that most portfolio transactions involving debt securities will be executed on a principal basis. Also, with respect to the placement of portfolio transactions with securities firms, subject to the overall policy to seek to place portfolio transactions as efficiently as possible and at the best price, research services and placement of orders by securities firms for a Fund's shares may be taken into account as a factor in placing portfolio transactions for the Fund.

    ----------------------------------------------------------------------------
    PORTFOLIO TURNOVER

    Although the Funds do not intend generally to trade for short-term profits, they may dispose of a security without regard to the time it has been held when such action appears advisable to the Advisor. The portfolio turnover rate for a Fund may vary from year to year and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates (100% or more) generally would result in higher transaction costs and could result in additional tax consequences to a Fund's shareholders.

    ----------------------------------------------------------------------------
    INVESTMENT RESTRICTIONS

    The fundamental and nonfundamental investment restrictions of the Funds are set forth in full in the Statement of Additional Information. The fundamental restrictions include the following:

    * None of the Funds will borrow money, except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed 10% of the borrowing Fund's total assets.

    * None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. If a Fund engages in borrowing, its share price may be subject to greater fluctuation, and the interest expense associated with the borrowing may reduce the Fund's net income.

    *   None of the Funds will make short sales of securities.

    * None of the Funds will purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

    * Intermediate Tax Free Fund will not invest 25% or more of the value of its total assets in obligations of issuers located in the same state (for this purpose, the location of an "issuer" shall be deemed to be the location of the entity the revenues of which are the primary source of payment or the location of the project or facility which may be the subject of the obligation). None of the Funds will invest 25% or more of the value of its total assets in revenue bonds or notes, payment for which comes from revenues from any one type of activity (for this purpose, the term "type of activity" shall include without limitation
        (i) sewage treatment and disposal; (ii) gas provision; (iii) electric power provision; (iv) water provision; (v) mass transportation systems;
        (vi) housing; (vii) hospitals; (viii) nursing homes; (ix) street development and repair; (x) toll roads; (xi) airport facilities; and
        (xii) educational facilities), except that, in circumstances in which other appropriate available investments may be in limited supply, such Funds may invest without limitation in gas provision, electric power provision, water provision, housing and hospital obligations. This restriction does not apply to general obligation bonds or notes or, in the case of Intermediate Tax Free Fund, to pollution control revenue bonds. However, in the case of the latter Fund, it is anticipated that normally (unless there are unusually favorable interest and market factors) less than 25% of such Fund's total assets will be invested in pollution control bonds. This restriction does not apply to securities of the United States Government or its agencies and instrumentalities or repurchase agreements relating thereto.

    A fundamental policy or restriction, including those stated above, cannot be changed without an affirmative vote of the holders of a "majority" of the outstanding shares of the applicable Fund, as defined in the 1940 Act.

    As a nonfundamental policy, none of the Funds will invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable SEC rules and interpretations. Section 4(2) commercial paper and Rule 144A securities may be determined to be "liquid" under guidelines adopted by the Board of Directors. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.


    INFORMATION CONCERNING COMPENSATION PAID TO U.S. BANK NATIONAL ASSOCIATION AND OTHER AFFILIATES

    U.S. Bank National Association and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") and other trust and agency accounts that invest in the Funds. These U.S. Bancorp affiliates may receive compensation from the Funds for the services they provide to the Funds, as described more fully in the following sections of this Prospectus:

    Investment advisory services -- see "Management-Investment Advisor"

    Custodian services -- see "Management-Custodian"

    Sub-administration -- see "Management-Administrator"

    Shareholder servicing -- see "Distributor"

    Securities lending -- see "Special Investment Methods-Lending of Portfolio Securities"

FIRST AMERICAN INVESTMENT FUNDS, INC.
Oaks, Pennsylvania 19456

Investment Advisor
U.S. BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

Custodian
U.S. BANK NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

Distributor
SEI INVESTMENTS DISTRIBUTION CO.
Oaks, Pennsylvania 19456

Administrator
SEI INVESTMENTS MANAGEMENT CORPORATION
Oaks, Pennsylvania 19456

Transfer Agent
DST SYSTEMS, INC.
330 West Ninth Street
Kansas City, Missouri 64105

Independent Auditors
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

Counsel
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402




FAIF-1502 (7/98) I

JANUARY 31, 1998
AS SUPPLEMENTED ON MAY 15, 1998 AND JULY 24, 1998


BOND FUNDS

CLASS A AND CLASS B SHARES



LIMITED TERM
INCOME FUND

INTERMEDIATE TERM
INCOME FUND

FIXED INCOME FUND

INTERMEDIATE GOVERNMENT
BOND FUND




FIRST AMERICAN
        INVESTMENT FUNDS, INC.

PROSPECTUS





[LOGO] FIRST AMERICAN
          THE POWER OF DISCIPLINED INVESTING(R)

                                TABLE OF CONTENTS


Summary                                      2
 ..............................................
Fees and Expenses                            4
 ..............................................
Financial Highlights                         7
 ..............................................
The Funds                                   10
 ..............................................
Investment Objectives and Policies          10
 ..............................................
Management                                  14
 ..............................................
Distributor                                 17
 ..............................................
Investing in the Funds                      18
 ..............................................
Redeeming Shares                            25
 ..............................................
Determining the Price of Shares             27
 ..............................................
Federal Income Taxes                        28
 ..............................................
Fund Shares                                 29
 ..............................................
Calculation of Performance Data             29
 ..............................................
Special Investment Methods                  30
 ..............................................
Information Concerning Compensation Paid
to U.S. Bank National Association and Other
Affiliates                                  36
 ..............................................

FIRST AMERICAN INVESTMENT FUNDS, INC.

    CLASS A AND CLASS B SHARES PROSPECTUS

    The shares described in this Prospectus represent interests in First American Investment Funds, Inc., which consists of mutual funds with several different investment portfolios and objectives. This Prospectus relates to the Class A and Class B Shares of the following funds (the "Funds"):


    * LIMITED TERM INCOME FUND


    * INTERMEDIATE TERM INCOME FUND


    * FIXED INCOME FUND


    * INTERMEDIATE GOVERNMENT BOND
      FUND


    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, INCLUDING U.S. BANK NATIONAL ASSOCIATION AND ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, DUE TO FLUCTUATIONS IN EACH FUND'S NET ASSET VALUE.

    This Prospectus concisely sets forth information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference.

    A Statement of Additional Information dated January 31, 1998 as supplemented from time to time for the Funds has been filed with the Securities and Exchange Commission ("SEC") and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Investments Distribution Co., Oaks, Pennsylvania 19456. The SEC maintains a World Wide Web site that contains reports and information regarding issuers that file electronically with the SEC. The address of such site is "http://www.sec.gov."





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    The date of this Prospectus is January 31, 1998 as supplemented on May 15, 1998 and July 24, 1998.

    SUMMARY

    First American Investment Funds, Inc. ("FAIF") is an open-end investment company which offers shares in several different mutual funds. This Prospectus provides information with respect to the Class A and Class B Shares of the following funds (the "Funds"):

    LIMITED TERM INCOME FUND has an objective of providing current income while attempting to provide a high degree of principal stability. This Fund invests in investment grade debt securities, at least 65% of which are United States Government obligations and corporate debt obligations and mortgage-backed and asset-backed securities rated at least A by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 6 months to 2 years.

    INTERMEDIATE TERM INCOME FUND has an objective of providing current income to the extent consistent with preservation of capital. This Fund generally invests in the same kinds of debt securities as Limited Term Income Fund. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 2 to 7 years.

    FIXED INCOME FUND has an objective of providing a high level of current income consistent with limited risk to capital. This Fund generally invests in the same kinds of debt securities as Limited Term Income Fund. Under normal market conditions, the weighted average maturity of the securities held by this Fund will not exceed 15 years.

    INTERMEDIATE GOVERNMENT BOND FUND has an objective of providing current income to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 65% of its total assets in securities issued or guaranteed by the United States Government and its agencies and instrumentalities. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 2 to 7 years.

    At the present time, Class B Shares are offered only with respect to Fixed Income Fund.

    INVESTMENT ADVISOR. U.S. Bank National Association (the "Advisor" or "U.S. Bank") serves as investment advisor to each of the Funds through its First American Asset Management group. See "Management."

    DISTRIBUTOR; ADMINISTRATOR. SEI Investments Distribution Co. (the "Distributor") serves as the distributor of the Funds' shares. SEI Investments Management Corporation (the "Administrator") serves as the administrator of the Funds. See "Management" and "Distributor."

    OFFERING PRICES. Class A Shares of the Funds are sold at net asset value plus a maximum sales charge of 2.00% for Limited Term Income Fund, 3.00% for Intermediate Government Bond Fund, and 3.75% for Intermediate Term Income Fund and Fixed Income Fund. These sales charges are reduced on purchases of $50,000 or more. Purchases of $1 million or more of Class A Shares are not subject to an initial sales charge, but the Distributor and certain securities firms, financial institutions (including, without limitation, banks) and other industry professionals may receive a commission equal to 1.00% of the first $3 million of shares purchased, 0.75% of shares purchased in excess of $3 million up to $5 million, and 0.50% of shares purchased in excess of $5 million. If such a commission is paid, redemptions of Class A Shares within 12 months following such purchases will be subject to a contingent deferred sales charge of 1.00%. Class A Shares of the Funds otherwise are redeemed at net asset value without any additional charge. Class A Shares of each Fund are subject to a shareholder servicing fee computed at an annual rate of 0.25% of the average daily net assets of that class. See "Investing in the Funds -- Alternative Sales Charge Options."

    Class B Shares of the Funds are sold at net asset value without an initial sales charge. Class B Shares of each Fund are subject to Rule 12b-1 distribution and shareholder servicing fees computed at an annual rate totaling 1.00% of the average daily net assets of that class. If Class B Shares are redeemed within six years after purchase, they are subject to a contingent deferred sales charge declining from 5.00% in the first year to zero after six years. Class B Shares automatically convert into Class A Shares approximately eight years after purchase. See "Investing in the Funds -- Alternative Sales Charge Options."

    MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS. The minimum initial investment is $1,000 ($250 for IRAs) for each Fund. Subsequent investments must be $100 or more. Regular investment in the Funds is simplified through the Systematic Investment Program through which monthly purchases of $100 or more are possible. See "Investing in the Funds -- Minimum Investment Required" and "-- Systematic Investment Program."

    EXCHANGES. Shares of any Fund may be exchanged for the same class of shares of other funds in the First American family of funds at the shares' respective net asset values with no additional charge. See "Investing in the Funds -- Exchange Privilege."

    REDEMPTIONS. Shares of each Fund may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Funds' transfer agent or an authorized financial institution, less any applicable contingent deferred sales charge. Each Fund may, upon 60 days written notice, redeem an account if the account's net asset value falls below $500. See "Investing in the Funds" and "Redeeming Shares."

    RISKS TO CONSIDER. Each of the Funds is subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate). In addition, those Funds which may invest in mortgage-backed securities are subject to certain additional risks associated with investing in securities representing interests in, or secured by, pools of residential mortgage loans. See "Investment Objectives and Policies -- Risks to Consider" and "Special Investment Methods."

    SHAREHOLDER INQUIRIES. Any questions or communications regarding the Funds or a shareholder account should be directed to the Distributor by calling
    (800) 637-2548, or to the financial institution which holds shares on an investor's behalf.

    FEES AND EXPENSES

    ----------------------------------------------------------------------------
    CLASS A SHARE FEES AND EXPENSES

                                                          LIMITED    INTERMEDIATE                    INTERMEDIATE
                                                             TERM            TERM          FIXED       GOVERNMENT
                                                           INCOME          INCOME         INCOME             BOND
                                                             FUND            FUND           FUND             FUND
-------------------------------------------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales load imposed on purchases
 (as a percentage of offering price)(1)                      2.00%           3.75%          3.75%            3.00%
 Maximum sales load imposed on reinvested dividends          None            None           None             None
 Deferred sales load                                         None            None           None             None
 Redemption fees                                             None            None           None             None
 Exchange fees                                               None            None           None             None
-------------------------------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Investment advisory fees (after voluntary fee waivers)(2)   0.40%           0.48%          0.52%            0.53%
 Rule 12b-1 fees (after voluntary fee waivers)(2)               0%           0.15%          0.25%(3)            0%
 Other expenses                                              0.20%           0.22%          0.18%            0.17%
 Total fund operating expenses
 (after voluntary fee waivers)(2)                            0.60%           0.85%          0.95%            0.70%
-------------------------------------------------------------------------------------------------------------------
 EXAMPLE(4)
 You would pay the following expenses on a $1,000 investment, assuming (i) the maximum applicable sales charge for all funds; (ii) a 5% annual return; and
 (iii) redemption at the end of each time period:
  1 year                                                      $26             $46            $47              $37
  3 years                                                     $39             $64            $67              $52
  5 years                                                     $53             $83            $88              $68
 10 years                                                     $94            $138           $143             $114

(1) THE RULES OF THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THAT THE MAXIMUM SALES CHARGE BE REFLECTED IN THE ABOVE TABLE. HOWEVER, CERTAIN INVESTORS MAY QUALIFY FOR REDUCED SALES CHARGES. PURCHASES OF $1 MILLION OR MORE OF CLASS A SHARES ARE NOT SUBJECT TO AN INITIAL SALES CHARGE, BUT THE DISTRIBUTOR AND CERTAIN SECURITIES FIRMS, FINANCIAL INSTITUTIONS (INCLUDING, WITHOUT LIMITATION, BANKS) AND OTHER INDUSTRY PROFESSIONALS MAY RECEIVE A COMMISSION OF UP TO 1.00% ON SUCH SALES. IN ADDITION, A CONTINGENT DEFERRED SALES CHARGE OF UP TO 1.00% MAY BE IMPOSED ON SUCH PURCHASES IN THE EVENT OF REDEMPTION WITHIN 24 MONTHS FOLLOWING THE DATE OF THE APPLICABLE PURCHASE. SEE "INVESTING IN THE FUNDS -- ALTERNATIVE SALES CHARGE OPTIONS."

(2) FOR INTERMEDIATE TERM INCOME FUND, TOTAL FUND OPERATING EXPENSES WILL BE MAINTAINED AT THE LEVELS SHOWN BEGINNING OCTOBER 1, 1998. PRIOR TO THAT DATE, TOTAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS) FOR INTERMEDIATE TERM INCOME FUND WILL BE MAINTAINED AT 0.70%. THE ADVISOR AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THEIR FEES ON A VOLUNTARY BASIS, AND THE AMOUNTS SHOWN REFLECT THESE WAIVERS AS OF THE DATE OF THIS PROSPECTUS. EACH OF THESE PERSONS INTENDS TO MAINTAIN SUCH WAIVERS IN EFFECT FOR THE CURRENT FISCAL YEAR BUT RESERVES THE RIGHT TO DISCONTINUE SUCH WAIVERS AT ANY TIME IN ITS SOLE DISCRETION. NOTWITHSTANDING THE FOREGOING, THE ADVISOR WILL MAINTAIN SUCH WAIVERS OF INTERMEDIATE TERM INCOME FUND AND FIXED INCOME FUND IN EFFECT THROUGH SEPTEMBER 30, 1998. IN ADDITION, THE ADVISOR WILL MAINTAIN SUCH WAIVERS FOR THE APPLICABLE FUNDS AT LEAST THROUGH JULY 31, 2000 SO THAT THE TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.85% FOR INTERMEDIATE TERM INCOME FUND, AND 1.19% FOR FIXED INCOME FUND. ABSENT ANY FEE WAIVERS, INVESTMENT ADVISORY FEES FOR EACH FUND AS AN ANNUALIZED PERCENTAGE OF AVERAGE DAILY NET ASSETS WOULD BE 0.70%; RULE 12b-1 FEES CALCULATED ON SUCH BASIS WOULD BE 0.25%; AND TOTAL FUND OPERATING EXPENSES CALCULATED ON SUCH BASIS WOULD BE 1.15% FOR LIMITED TERM INCOME FUND, 1.17% FOR INTERMEDIATE TERM INCOME FUND, 1.13% FOR FIXED INCOME FUND AND 1.12% FOR INTERMEDIATE GOVERNMENT BOND FUND. "OTHER EXPENSES" INCLUDES AN ADMINISTRATION FEE.

(3) OF THIS AMOUNT, 0.25% IS DESIGNATED AS A SHAREHOLDER SERVICING FEE AND NONE AS A DISTRIBUTION FEE.

(4) ABSENT THE FEE WAIVERS REFERRED TO IN (2) ABOVE, THE DOLLAR AMOUNTS FOR THE 1, 3, 5 AND 10-YEAR PERIODS WOULD BE AS FOLLOWS: LIMITED TERM INCOME FUND, $31, $56, $82 AND $157; INTERMEDIATE TERM INCOME FUND, $49, $73, $99 AND $174; FIXED INCOME FUND, $49, $72, $97 AND $170; AND INTERMEDIATE GOVERNMENT BOND FUND, $48, $72, $97 AND $169.

    ----------------------------------------------------------------------------
    CLASS B SHARE FEES AND EXPENSES

                                                          LIMITED     INTERMEDIATE                    INTERMEDIATE
                                                             TERM             TERM          FIXED       GOVERNMENT
                                                           INCOME           INCOME         INCOME             BOND
                                                             FUND             FUND           FUND             FUND
--------------------------------------------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales load imposed on purchases (as a
 percentage of offering price)                               None             None           None             None
 Maximum sales load imposed on reinvested dividends          None             None           None             None
 Maximum contingent deferred sales charge (AS A
 PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION
 PROCEEDS, AS APPLICABLE)                                    5.00%            5.00%          5.00%            5.00%
 Redemption fees                                             None             None           None             None
 Exchange fees                                               None             None           None             None
--------------------------------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Investment advisory fees (after voluntary fee waivers)(1)   0.40%            0.48%          0.52%            0.53%
 Rule 12b-1 fees                                             1.00%(2)         1.00%(2)       1.00%(2)         1.00%(2)
 Other expenses (after voluntary fee waivers) (1)            0.20%            0.22%          0.18%            0.17%
 Total fund operating expenses
 (after voluntary fee waivers)(1)                            1.60%            1.70%          1.70%            1.70%
--------------------------------------------------------------------------------------------------------------------
 EXAMPLE
 ASSUMING REDEMPTION(3)
 You would pay the following expenses on a $1,000 investment, assuming (i) a 5%
 annual return; (ii) redemption at the end of each time period; and (iii)
 payment of the maximum applicable contingent deferred sales charge of 5% in year 1, 4% in year 3, 2% in year 5, and automatic conversion at the end of year
 8:
  1 year                                                      $66              $67            $67              $67
  3 years                                                     $90              $94            $94              $94
  5 years                                                    $107             $112           $112             $112
 10 years                                                    $163             $174           $174             $174
--------------------------------------------------------------------------------------------------------------------
 ASSUMING NO REDEMPTION(4)
 You would pay the following expenses on the same investment, assuming no redemption:
  1 year                                                      $16              $17            $17              $17
  3 years                                                     $50              $54            $54              $54
  5 years                                                     $87              $92            $92              $92
 10 years                                                    $163             $174           $174             $174

(1) THE ADVISOR INTENDS TO WAIVE A PORTION OF ITS FEES ON A VOLUNTARY BASIS, AND THE AMOUNTS SHOWN REFLECT THESE WAIVERS AS OF THE DATE OF THIS PROSPECTUS. THE ADVISOR INTENDS TO MAINTAIN SUCH WAIVERS IN EFFECT FOR THE CURRENT FISCAL YEAR BUT RESERVES THE RIGHT TO DISCONTINUE SUCH WAIVERS AT ANY TIME IN ITS SOLE DISCRETION. ABSENT ANY FEE WAIVERS, INVESTMENT ADVISORY FEES FOR EACH FUND AS AN ANNUALIZED PERCENTAGE OF AVERAGE DAILY NET ASSETS WOULD BE 0.70%; AND TOTAL FUND OPERATING EXPENSES CALCULATED ON SUCH BASIS WOULD BE 1.90% FOR LIMITED TERM INCOME FUND, 1.92% FOR INTERMEDIATE TERM INCOME FUND, 1.88% FOR FIXED INCOME FUND AND 1.87% FOR INTERMEDIATE GOVERNMENT BOND FUND. "OTHER EXPENSES" INCLUDES AN ADMINISTRATION FEE.

(2) OF THIS AMOUNT, 0.25% IS DESIGNATED AS A SHAREHOLDER SERVICING FEE AND 0.75% AS A DISTRIBUTION FEE.

(3) ABSENT THE FEE WAIVERS REFERRED TO IN (1) ABOVE, THE DOLLAR AMOUNTS FOR THE 1, 3, 5 AND 10-YEAR PERIODS WOULD BE AS FOLLOWS: LIMITED TERM INCOME FUND, $69, $100, $123 AND $203; INTERMEDIATE TERM INCOME FUND, $69, $100, $124 AND $205; FIXED INCOME FUND, $69, $99, $122 AND $201; AND INTERMEDIATE GOVERNMENT BOND FUND, $69, $99, $121 AND $199.

(4) ABSENT THE FEE WAIVERS REFERRED TO IN (1) ABOVE (ASSUMING NO REDEMPTION), THE DOLLAR AMOUNTS FOR THE 1, 3, 5 AND 10-YEAR PERIODS WOULD BE AS FOLLOWS:
    LIMITED TERM INCOME FUND, $19, $60, $103 AND $203; INTERMEDIATE TERM INCOME FUND, $19, $60, $104 AND $205; FIXED INCOME FUND, $19, $59, $101 AND $199;
    AND INTERMEDIATE GOVERNMENT BOND FUND, $19, $59, $101 AND $199.

    ----------------------------------------------------------------------------
    INFORMATION CONCERNING FEES AND EXPENSES

    The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in a Fund may bear directly or indirectly. THE EXAMPLES CONTAINED IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    FINANCIAL HIGHLIGHTS

    The following audited financial highlights should be read in conjunction with the Funds' financial statements, the related notes thereto and the independent auditors' report of KPMG Peat Marwick LLP appearing in FAIF's annual report to shareholders dated September 30, 1997. Further information about the Funds' performance is contained in such annual report to shareholders, which may be obtained without charge by calling (800) 637-2548 or by writing SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

    For the periods ended September 30,
    For a share outstanding throughout the period

                                                        REALIZED AND
                                                          UNREALIZED      DIVIDENDS
                         NET ASSET               NET        GAINS OR       FROM NET
                   VALUE BEGINNING        INVESTMENT     (LOSSES) ON     INVESTMENT
                         OF PERIOD            INCOME     INVESTMENTS         INCOME
---------------------------------------------------------------------------------------
LIMITED TERM INCOME FUND CLASS A
    1997                    $ 9.91           $  0.56         $  0.03        $ (0.56)
    1996                      9.92              0.58           (0.01)         (0.58)
    1995                      9.85              0.56            0.07          (0.56)
    1994                     10.06              0.44           (0.22)         (0.43)
    1993(1)                  10.00              0.29            0.07          (0.30)
INTERMEDIATE TERM INCOME FUND CLASS A
    1997                    $ 9.93           $  0.55         $  0.15        $ (0.56)
    1996                      9.94              0.55              --          (0.55)
    1995                      9.55              0.59            0.38          (0.58)
    1994                     10.22              0.46           (0.56)         (0.46)
    1993(1)                  10.00              0.41            0.29          (0.41)
FIXED INCOME FUND CLASS A
    1997                    $10.77           $  0.59         $  0.27        $ (0.59)
    1996                     10.98              0.61           (0.11)         (0.61)
    1995                     10.37              0.66            0.61          (0.63)
    1994                     11.38              0.57           (0.89)         (0.57)
    1993                     11.13              0.62            0.36          (0.61)
    1992                     10.59              0.66            0.60          (0.66)
    1991(2)                  10.01              0.65            0.58          (0.65)
    1990(3)                  10.44              0.74           (0.26)         (0.74)
    1989(3)                  10.13              0.74            0.31          (0.74)
    1988(3)(4)               10.03              0.62            0.13          (0.65)
CLASS B
    1997                    $10.72           $  0.51         $  0.26        $ (0.51)
    1996                     10.94              0.52           (0.11)         (0.53)
    1995                     10.35              0.58            0.60          (0.56)
    1994(5)                  10.54              0.08           (0.17)         (0.10)
INTERMEDIATE GOVERNMENT BOND FUND CLASS A
    1997                    $ 9.19           $  0.54         $  0.09        $ (0.54)
    1996                      9.29              0.54           (0.10)         (0.54)
    1995                      8.98              0.54            0.31          (0.54)
    1994                      9.52              0.41           (0.51)         (0.39)
    1993                     10.18              0.44            0.02          (0.44)
    1992                     10.25              0.60            0.28          (0.60)
    1991(2)                  10.01              0.65            0.24          (0.65)
    1990(3)                  10.05              0.75           (0.04)         (0.75)
    1989(3)                   9.99              0.74            0.06          (0.74)
    1988(3)(4)               10.03              0.58           (0.01)         (0.61)
---------------------------------------------------------------------------------------

 *  TOTAL RETURN EXCLUDES SALES CHARGES.

 + RETURNS, EXCLUDING SALES CHARGES, ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) COMMENCED OPERATIONS ON DECEMBER 14, 1992. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(2) ON SEPTEMBER 3, 1991, THE BOARD OF DIRECTORS OF FAIF APPROVED A CHANGE IN FAIF'S FISCAL YEAR END FROM OCTOBER 31 TO SEPTEMBER 30, EFFECTIVE SEPTEMBER 30, 1991. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

                                                                                                   RATIO OF
                                                                                RATIO OF NET    EXPENSES TO
                   NET ASSET                                       RATIO OF       INVESTMENT        AVERAGE
 DISTRIBUTIONS         VALUE                     NET ASSETS     EXPENSES TO        INCOME TO     NET ASSETS
          FROM        END OF        TOTAL            END OF         AVERAGE          AVERAGE     (EXCLUDING        PORTFOLIO
 CAPITAL GAINS        PERIOD       RETURN*     PERIOD (000)      NET ASSETS       NET ASSETS       WAIVERS)    TURNOVER RATE
------------------------------------------------------------------------------------------------------------------------------

       $    --       $  9.94         6.09%        $  7.152             0.60%            5.61%          1.15%             147%
            --          9.91         5.93            7,627             0.60             5.80           1.09               61
            --          9.92         6.57            9,977             0.60             5.60           1.22              120
            --          9.85         2.21            9,509             0.60             4.17           1.23               48
            --         10.06         3.61+         121,800             0.60             3.61           1.27              104

       $ (0.07)      $ 10.00         7.19%        $  2.484             0.70%            5.51%          1.17%             165%
         (0.01)         9.93         5.63            2,213             0.70             5.43           1.13              161
            --          9.94        10.51            2,437             0.70             5.97           1.19               69
         (0.11)         9.55        (1.05)           3,208             0.69             2.48           1.24              177
         (0.07)        10.22         7.21+          67,291             0.70             4.90           1.29              163

       $ (0.07)      $ 10.97         8.26%        $  8,535             0.95%            5.44%          1.13%             130%
         (0.10)        10.77         4.64            8,332             0.95             5.55           1.12              108
         (0.03)        10.98        12.78            7,853             0.86             6.14           1.19              106
         (0.12)        10.37        (2.92)           8,028             0.68             3.83           1.06              142
         (0.12)        11.38         9.20           53,601             0.70             5.65           1.14               91
         (0.06)        11.13        12.34            5,645             0.99             6.12           2.68              180
            --         10.59        12.48+           6,045             0.99             6.85           4.11              176
         (0.17)        10.01         5.14            2,209             1.07             7.49           5.46              144
            --         10.44        10.93              555             1.22             7.26          22.44              157
            --         10.13         8.07+             240             0.96             7.18          20.70               93

       $ (0.07)      $ 10.91         7.40%        $ 15,253             1.70%            4.68%          1.88%             130%
         (0.10)        10.72         3.93           16,092             1.70             4.81           1.87              108
         (0.03)        10.94        11.75            7,280             1.70             5.12           1.94              106
            --         10.35        (0.88)+            115             1.70             4.89           1.92              142

       $    --       $  9.28         7.06%        $  3,525             0.70%            5.88%          1.12%              22%
            --          9.19         4.85            3,320             0.70             5.85           1.10               29
            --          9.29         9.82            2,860             0.70             6.10           1.22               17
         (0.05)         8.98        (1.13)           1,977             0.53             4.49           2.14               74
         (0.68)         9.52         4.99            3,716             0.71             4.00           4.73              182
         (0.35)        10.18         8.88              589             0.99             6.03          14.14              101
            --         10.25         9.13+           1,756             0.99             6.99           6.76              100
            --         10.01         7.41            1,573             1.08             7.57           5.55               40
            --         10.05         8.35            1,501             1.19             7.49           9.65               72
            --          9.99         6.18+             375             0.95             6.78          17.20                0
------------------------------------------------------------------------------------------------------------------------------

(3) FOR THE PERIOD ENDED OCTOBER 31.

(4) COMMENCED OPERATIONS ON DECEMBER 22, 1987. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(5) CLASS B SHARES HAVE BEEN OFFERED SINCE AUGUST 15, 1994. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

    THE FUNDS

    FAIF is an open-end management investment company which offers shares in several different mutual funds (collectively, the "FAIF Funds"), each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each FAIF Fund through three separate classes (Class A, Class B and Class Y) which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. Except for these differences among classes, each share of each FAIF Fund represents an undivided proportionate interest in that Fund. FAIF is incorporated under the laws of the State of Maryland, and its principal offices are located at Oaks, Pennsylvania 19456.

    This Prospectus relates only to the Class A and Class B Shares of the Funds named on the cover hereof. Information regarding the Class Y Shares of these Funds and regarding the Class A, Class B and Class Y Shares of the other FAIF Funds is contained in separate prospectuses that may be obtained from FAIF's Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling (800) 637-2548. The Board of Directors of FAIF may authorize additional series or classes of common stock in the future.


    INVESTMENT OBJECTIVES AND POLICIES

    This section describes the investment objectives and policies of the Funds. There is no assurance that any of these objectives will be achieved. The Funds' investment objectives are not fundamental and therefore may be changed without a vote of shareholders. Such changes could result in a Fund having investment objectives different from those which shareholders considered appropriate at the time of their investment in a Fund. Shareholders will receive written notification at least 30 days prior to any change in a Fund's investment objectives. Each of the Funds is a diversified investment company, as defined in the Investment Company Act of 1940 (the "1940 Act").

    If a percentage limitation on investments by a Fund stated below or in the Statement of Additional Information is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset values will not be deemed to violate the limitation except in the case of the limitations on illiquid investments and borrowing. A Fund which is limited to investing in securities with specified ratings is not required to sell a security if its rating is reduced or discontinued after purchase, but the Fund may consider doing so. However, in no event will more than 5% of any Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's and Moody's are contained in the Statement of Additional Information.

    This section also contains information concerning certain investment risks borne by Fund shareholders under the heading "-- Risks to Consider." Further information concerning the securities in which the Funds may invest and related matters is set forth under "Special Investment Methods."

    ----------------------------------------------------------------------------
    LIMITED TERM INCOME FUND, INTERMEDIATE TERM INCOME FUND AND FIXED
    INCOME FUND

    OBJECTIVES. Limited Term Income Fund has an objective of providing current income while attempting to provide a high degree of principal stability. Intermediate Term Income Fund has an objective of providing current income to the extent consistent with preservation of capital. Fixed Income Fund has an objective of providing a high level of current income consistent with limited risk to capital.

    INVESTMENT POLICIES. Each of these Funds invests in investment grade debt securities, at least 65% of which are United States Government obligations and corporate debt obligations and mortgage-backed and asset-backed securities rated at least A by Standard & Poor's or Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization.

    Under normal market conditions, the weighted average maturity of the securities held by Limited Term Income Fund will range from 6 months to 2 years; that of Intermediate Term Income Fund will range from 2 to 7 years; and that of Fixed Income Fund will not exceed 15 years.

    These Funds' permitted investments include notes, bonds and discount notes of United States Government agencies or instrumentalities (including zero coupon securities); domestic issues of corporate debt obligations having floating or fixed rates of interest and rated at least BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Advisor; other fixed income securities, including mortgage-backed securities, which are rated in one of the four highest categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Advisor; and commercial paper which is rated A-1 by Standard & Poor's or P-1 by Moody's or which has been assigned an equivalent rating by another nationally recognized statistical rating organization. Unrated securities deemed to be of comparable quality to rated securities as set forth above will not exceed 25% of each Fund's total assets. At least 65% of the total assets of Fixed Income Fund will be invested in fixed rate obligations.

    Subject to the foregoing limitations, each of these Funds may invest in the following kinds of securities, as described under the related headings under "Special Investment Methods:" (i) mortgage-backed securities (provided that Limited Term Income Fund will not invest in interest-only, principal-only or inverse floating rate mortgage-backed securities, and each of Intermediate Term Income Fund and Fixed Income Fund will not invest more than 10% of its total assets in the aggregate in these kinds of securities); (ii) asset-backed securities; and (iii) bank instruments.

    In addition, each of these Funds may (i) invest up to 15% of its total assets in foreign securities payable in United States dollars; (ii) enter into repurchase agreements; (iii) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (iv) purchase securities on a when-issued or delayed delivery basis; and (v) engage in the lending of portfolio securities. Furthermore, Intermediate Term Income Fund and Fixed Income Fund may, in order to attempt to reduce risk, invest in exchange traded interest rate futures and interest rate index futures contracts and may invest up to 25% of its total assets in mortgage dollar roll transactions. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    Limited Term Income Fund also may purchase investment-type insurance products such as Guaranteed Investment Contracts ("GICs"). A GIC is a deferred annuity under which the purchaser agrees to pay money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate for the life of the contract. GICs may have fixed or variable interest rates. A GIC is a general obligation of the issuing insurance company. The purchase price paid for a GIC becomes part of the general assets of the insurer, and the contract is paid at maturity from the general assets of the insurer. In general, GICs are not assignable or transferable without the permission of the issuing insurance companies and can be redeemed before maturity only at a substantial discount or penalty. GICs therefore are usually considered to be illiquid investments. Limited Term Income Fund will purchase only GICs which are obligations of insurance companies with a policyholder's rating of A or better by A.M. Best Company. A description of these ratings is contained in the Statement of Additional Information.

    Although these Funds will not make direct purchases of common or preferred stocks or rights to acquire common or preferred stocks, they may invest in debt securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, such stocks. Equity interests acquired through conversion, exchange or exercise of rights to acquire stock will be disposed of by these Funds as soon as practicable in an orderly manner.

    For temporary defensive purposes, these Funds may, without limitation, hold cash or invest in cash items. The Funds also may invest not more than 35% of their total assets in cash and cash items in order to utilize assets awaiting normal investment. Cash items may include short-term obligations such as rated commercial paper and variable amount master demand notes; time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the United States Government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments; and securities of other mutual funds which invest primarily in debt securities with remaining maturities of 13 months or less (which investments also are subject to the advisory fee). Such other mutual funds include money market funds advised by the Advisor, subject to certain restrictions contained in an exemptive order issued by the SEC with respect thereto.

    ----------------------------------------------------------------------------
    INTERMEDIATE GOVERNMENT BOND FUND

    OBJECTIVE. Intermediate Government Bond Fund has an objective of providing current income to the extent consistent with preservation of capital.

    INVESTMENT POLICIES. Under normal market conditions, Intermediate Government Bond Fund invests at least 65% of its total assets in securities issued or guaranteed by the United States Government and its agencies and instrumentalities (including zero coupon securities). The Fund's share price and yield, however, are not guaranteed or insured by the United States Government or any of its agencies or instrumentalities. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 2 to 7 years.

    The types of securities in which the Fund may invest include direct obligations of the United States Treasury, such as United States Treasury bonds, notes and bills. In addition, the Fund may invest in obligations issued or guaranteed as to principal and interest by agencies of the United States Government or by instrumentalities which have been established or sponsored by the United States Government, provided, in each case, that interest on the obligations is excludable from state taxable income by the holders thereof. Such agencies and instrumentalities include, but are not limited to, the Farm Credit System Financial Assistance Corporation, the Federal Home Loan Banks System, the Student Loan Marketing Association and the Tennessee Valley Authority. Obligations issued or guaranteed by some of these agencies or instrumentalities are not guaranteed by the United States Government, but instead rely solely on the assets and credit of the issuing agency or instrumentality. The United States Treasury, agency and instrumentality securities in which the Fund may invest include adjustable rate securities and United States Treasury inflation-protection securities. The principal amount of such inflation-protection securities is adjusted for inflation, and periodic interest payments are an amount equal to a fixed percentage of the inflation-adjusted principal amount.

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices;
    (iii) in order to attempt to reduce risk, invest in exchange traded interest rate futures and interest rate index futures contracts; (iv) invest up to 25% of its total assets in mortgage dollar roll transactions; (v) purchase securities on a when-issued or delayed delivery basis; and (vi) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes, the Fund may, without limitation, hold cash or invest in short-term government securities maturing within 13 months from the date of purchase; or repurchase agreements with respect to government securities; and securities of other mutual funds which invest primarily in debt securities with remaining maturities of 13 months or less (which investments also are subject to the advisory fee). Such other mutual funds include money market funds advised by the Advisor, subject to certain restrictions contained in an exemptive order issued by the SEC with respect thereto. The Fund also may so invest not more than 35% of its total assets in such investments in order to utilize assets awaiting normal investment. See "Special Investment Methods -- Repurchase Agreements."

    ----------------------------------------------------------------------------
    RISKS TO CONSIDER

    An investment in any of the Funds involves certain risks. These include the following:

    INTEREST RATE RISK. Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to changes in market interest rates. Because the Funds invest in fixed-rate debt securities, they are subject to interest rate risk. In general, when interest rates rise, the value of a fixed-rate debt security declines. Conversely, when interest rates decline, the value of a fixed-rate debt security generally increases. Thus, shareholders in the Funds bear the risk that increases in market interest rates will cause the value of their Fund's portfolio investments to decline.

    In general, the value of fixed-rate debt securities with longer maturities is more sensitive to changes in market interest rates than the value of such securities with shorter maturities. Thus, the net asset value of a Fund which invests in securities with longer weighted average maturities, such as Fixed Income Fund, should be expected to have greater volatility in periods of changing market interest rates than that of a Fund which invests in securities with shorter weighted average maturities, such as Limited Term Income Fund. Similarly, the volatility of Intermediate Term Income Fund and Intermediate Government Bond Fund generally should be expected to be between that of Fixed Income Fund and Limited Term Income Fund. As described below under "Special Investment Methods -- Mortgage-Backed Securities," it is more difficult to generalize about the effect of changes in market interest rates on the values of mortgage-backed securities.

    Although the Advisor may engage in transactions intended to hedge the value of the Funds' portfolios against changes in market interest rates, there is no assurance that such hedging transactions will be undertaken or will fulfill their purpose. See "Special Investment Methods -- Options Transactions."

    CREDIT RISK. Credit risk is the risk that the issuer of a debt security will fail to make payments on the security when due. Because the Funds invest in debt securities, they are subject to credit risk.

    Securities issued or guaranteed by the United States Government generally are viewed as carrying minimal credit risk. Securities issued by governmental entities but not backed by the full faith and credit of the United States, and securities issued by private entities, are subject to higher levels of credit risk. The ratings and certain other requirements which apply to the Funds' permitted investments, as described elsewhere in this Prospectus, are intended to limit the amount of credit risk undertaken by the Funds. Nevertheless, shareholders in the Funds bear the risk that payment defaults could cause the value of their Fund's portfolio investments to decline. Investors also should note that Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund can invest in debt securities rated as low as BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Advisor. Although these rating categories are investment grade, obligations with these ratings are viewed as having speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.

    CALL RISK. Many corporate bonds may be redeemed at the option of the issuer ("called") at a specified price prior to their stated maturity date. In general, it is advantageous for a corporate issuer to call its bonds if they can be refinanced through the issuance of new bonds which bear a lower interest rate than that of the called bonds. Call risk is the risk that corporate bonds will be called during a period of declining market interest rates so that such refinancings may take place.

    If a bond held by a Fund is called during a period of declining interest rates, the Fund probably will have to reinvest the proceeds received by it at a lower interest rate than that borne by the called bond, thus resulting in a decrease in the Fund's income. To the extent that the Funds invest in callable corporate bonds, Fund shareholders bear the risk that reductions in income will result from the call of bonds. Most United States Government securities are not callable before their stated maturity, although U.S. agency securities often are.

    YEAR 2000. Like other mutual funds, financial and business organizations, the Funds could be adversely affected if the computer systems used by the Advisor, the Administrator and other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 issue." The Funds have undertaken a Year 2000 program that is believed by the Advisor to be reasonably designed to assess and monitor the steps being taken by the Funds' service providers to address the Year 2000 issue with respect to the computer systems they use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

    OTHER. Investors also should review "Special Investment Methods" for information concerning risks associated with certain investment techniques which may be utilized by the Funds.


    MANAGEMENT

    The Board of Directors of FAIF has the primary responsibility for overseeing the overall management and electing the officers of FAIF. Subject to the overall direction and supervision of the Board of Directors, the Advisor acts as investment advisor for and manages the investment portfolios of FAIF.

    ----------------------------------------------------------------------------
    INVESTMENT ADVISOR

    U.S. Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55402, acts as the Funds' investment advisor through its First American Asset Management group. The Advisor has acted as an investment advisor to FAIF since its inception in 1987 and has acted as investment advisor to First American Funds, Inc. since 1982 and to First American Strategy Funds, Inc. since 1996. As of September 30, 1997, the Advisor was managing accounts with an aggregate value of approximately $55 billion, including mutual fund assets of approximately $20 billion. U.S. Bancorp, 601 Second Avenue South, Minneapolis, Minnesota 55402, is the holding company for the Advisor.

    Each of the Funds has agreed to pay the Advisor monthly fees calculated on an annual basis equal to 0.70% of its average daily net assets. The Advisor may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time except as discussed under "Fees and Expenses -- Class A Share Fees and Expenses." The Advisor also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

    The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisors to registered investment companies, subject to a number of terms and conditions.

    Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, FAIF has received an opinion from its counsel that the Advisor is not prohibited from performing the investment advisory services described above, and that certain broker-dealers affiliated with the Advisor are not prohibited from serving as a Participating Institution as described herein. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Advisor and certain affiliated broker-dealers might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and that shareholders would not suffer adverse financial consequences.

    ----------------------------------------------------------------------------
    PORTFOLIO MANAGERS

    Limited Term Income Fund is managed by a committee comprised of Mr. Jones, Mr. Green, Ms. Rehkamp, Ms. Olsen and Mr. McGlinch, whose backgrounds are set forth below. Fixed Income Fund is managed by a committee comprised of Mr. Jones, Mr. Salvog, Ms. Rehkamp, Mr. Green and Mr. Steele, whose backgrounds are set forth below. Intermediate Government Bond Fund is managed by a committee comprised of Mr. Drahn and Ms. Kung, whose backgrounds are set forth below. Intermediate Term Income Fund is managed by a committee comprised of Mr. Jones, Mr. Salvog, Mr. Steele, Mr. Green and Ms. Rehkamp, whose backgrounds are set forth below.

    MARTIN L. JONES is a member of the committees that manage Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund. Mr. Jones heads the Fixed Income Group of the Advisor and has over 20 years of investment industry experience. Formerly with Harris Trust & Savings Bank, Dillon, Read & Co., and Loeb Rhoades & Co., Mr. Jones received his bachelor's degree from Texas Tech University, his master's degree from University of Texas and his master's degree in business administration from the University of Chicago.

    CHRISTOPHER L. DRAHN is a member of the committee that manages Intermediate Government Bond Fund. He joined the Advisor in 1985 and has 12 years of investment industry experience. Mr. Drahn received his bachelor's degree from Wartburg College and his master's degree in business administration from the University of Minnesota. He is a Chartered Financial Analyst.

    LUCILLE C. REHKAMP is a member of the committees that manage Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund. She joined the Advisor in 1979 and has 21 years of investment industry experience. Ms. Rehkamp received her bachelor's degree from Marquette University.

    MARK M. GREEN is a member of the committees that manage Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund. He joined the Advisor in 1996 and has over ten years of investment industry experience. Prior to joining the Advisor, Mr. Green was a portfolio manager at Wells Fargo Investment Management. Mr. Green received his bachelor's degree and master's degree from San Francisco State University.

    THOMAS MCGLINCH is a member of the committee that manages Limited Term Income Fund. Mr. McGlinch has over 16 years of investment industry experience. Prior to joining the Advisor in 1998,

    Mr. McGlinch served as a senior vice president and portfolio co-manager for Piper Capital Management Incorporated overseeing the management of several Piper Funds, including the Piper Funds Adjustable Rate Mortgage Securities Fund. Mr. McGlinch received his bachelor's degree in accounting from St. John's University and master's degree in business administration from the University of St. Thomas. Mr. McGlinch is a Chartered Financial Analyst.

    WAN-CHONG KUNG is a member of the committee that manages Intermediate Government Bond Fund. Ms. Kung has over five years of investment industry experience. Prior to joining the Advisor in 1998, Ms. Kung served as a vice president and a portfolio co-manager for Piper Capital Management Incorporated overseeing the management of several Piper Funds, including the Piper Funds Adjustable Rate Mortgage Securities Fund. Ms. Kung received her bachelor's degree in economics from the University of the Philippines and received her master's degree in business administration from the University of Minnesota. Ms. Kung is a Chartered Financial Analyst.

    BRUCE SALVOG is a member of the committees that manage Fixed Income Fund and Intermediate Term Income Fund. Mr. Salvog has over 27 years of investment industry experience. Prior to joining the Advisor in 1998, Mr. Salvog served as a senior vice president and portfolio co-manager for Piper Capital Management Incorporated overseeing the management of several Piper Funds including the Piper Funds Government Income Fund and Intermediate Bond Fund. Mr. Salvog received his bachelor's degree in economics from Harvard University.

    DAVID STEELE is a member of the committees that manage Fixed Income Fund and Intermediate Term Income Fund. Mr. Steele has over 18 years of investment industry experience. Prior to joining the Advisor in 1998, Mr. Steele served as a senior vice president and portfolio co-manager for Piper Capital Management Incorporated overseeing the management of several Piper Funds including the Piper Funds Government Income Fund and Intermediate Bond Fund. Mr. Steele received his bachelor's degree in business administration from the University of Washington and master's degree in businesss administration from the University of Southern California.

    NANCY OLSEN is a member of the committee that manages Limited Term Income Fund. Ms. Olsen has over 19 years of investment industry experience. Prior to joining the Advisor in 1998, Ms. Olsen served as a senior vice president and portfolio co-manager for Piper Capital Management Incorporated overseeing the management of several Piper Funds including the Piper Funds Money Market Fund and U.S. Government Money Market Fund. Ms. Olsen received her bachelor's degree in business administration and her master's degree in business administration from the University of Minnesota.

    ----------------------------------------------------------------------------
    CUSTODIAN

    The Custodian of the Funds' assets is U.S. Bank National Association (the "Custodian"), U.S. Bank Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of U.S. Bancorp.

    As compensation for its services to the Funds, the Custodian is paid monthly fees calculated on an annual basis equal to 0.03% of the applicable Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds.

    ----------------------------------------------------------------------------
    ADMINISTRATOR

    The administrator for the Funds is SEI Investments Management Corporation, Oaks, Pennsylvania 19456. The Administrator, a wholly-owned subsidiary of SEI Investments Company, provides the Funds with certain administrative services necessary to operate the Funds. These services include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of each Fund's average daily net assets, provided that to the extent that the aggregate net assets of all First American Funds exceed $8 billion, the percentage stated above is reduced to 0.105%. From time to time, the Administrator may voluntarily waive its fees or reimburse expenses with respect to any of the Funds. Any such waivers or reimbursements may be made at the Administrator's discretion and may be terminated at any time. U.S. Bank assists the Administrator and provides sub-administration services for the Funds. For these services, the Administrator compensates the sub-administrator at an annual rate of up to 0.05% of each Fund's average daily net assets.

    ----------------------------------------------------------------------------
    TRANSFER AGENT

    DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds. The address of the Transfer Agent is 330 West Ninth Street, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Advisor.

    Effective October 1, 1998, FAIF has appointed U.S. Bank as servicing agent to perform certain transfer agent and dividend disbursing agent services with respect to the Class A Shares and Class B Shares of the Funds held through accounts at U.S. Bank and its affiliates. The Funds pay U.S. Bank an annual fee of $15 per account for such services.


    DISTRIBUTOR

    SEI Investments Distribution Co. is the principal distributor for shares of the Funds and of the other FAIF Funds. The Distributor is a Pennsylvania corporation and is the principal distributor for a number of investment companies. The Distributor, which is not affiliated with the Advisor, is a wholly-owned subsidiary of SEI Investments Company and is located at Oaks, Pennsylvania 19456.

    Shares of the Funds are distributed through the Distributor and securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

    FAIF has adopted a Plan of Distribution for the Class A Shares pursuant to Rule 12b-1 under the 1940 Act (the "Class A Distribution Plan"), pursuant to which the Distributor agrees to provide, or enter into written agreements with service providers to provide, one or more specified shareholder services to beneficial owners of shares of the Funds. The Class A Distribution Plan authorizes the Distributor to retain the sales charge paid upon purchase of Class A Shares, except that portion which is reallowed to Participating Institutions. See "Investing in the Funds -- Alternative Sales Charge Options." In consideration of the services and facilities to be provided by the Distributor or any service provider, each Fund also pays the Distributor a shareholder servicing fee at an annual rate of 0.25% of the Fund's Class A Shares' average daily net asset value, which fee is computed and paid monthly. However, for a one year period following the date of purchase, the Fund pays no shareholder servicing fee for Class A Shares which are sold at net asset value if a commission is paid in connection with such sale. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. The shareholder servicing fee may be used to provide compensation for shareholder servicing provided by "one-stop" mutual fund networks through which the Funds are made available. In addition, the Distributor and the Advisor and its affiliates may provide compensation for services provided by such networks from their own resources. From time to time, the Distributor may voluntarily waive its fees with respect to the Class A Shares of any of the Funds. Any such waivers may be made at the Distributor's discretion and may be terminated at any time.

    Under another distribution plan (the "Class B Distribution Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Funds may pay to the Distributor a sales support fee at an annual rate of up to 0.75% of the Funds' Class B Shares' average daily net asset value, which fee is computed and paid monthly. The sales support fee may be used by the Distributor to provide compensation for sales support and distribution activities with respect to Class B Shares of the Funds. In addition to this fee, the Distributor is paid a shareholder servicing fee of 0.25% of the average daily net assets of the Class B Shares pursuant to a service plan (the "Class B Service Plan"), which fee may be used by the Distributor to provide compensation for ongoing servicing and/or maintenance of shareholder accounts with respect to Class B Shares of the Funds. Although Class B Shares are sold without an initial sales charge, the Distributor pays a total of 4.25% of the amount invested (including a prepaid service fee of 0.25% of the amount invested) to dealers who sell Class B Shares (excluding exchanges from other Class B Shares in the First American family of funds). The service fee payable under the Class B Service Plan is prepaid for the first year as described above.

    The Class A and Class B Distribution Plans recognize that the Advisor, the Administrator, the Distributor, and any Participating Institution may in their discretion use their own assets to pay for certain additional costs of distributing Fund shares. Any arrangement to pay such additional costs may be commenced or discontinued by any of these persons at any time. In addition, while there is no sales charge on purchases of Class A Shares of $1 million and more, the Advisor may pay amounts to broker-dealers from its own assets with respect to such sales. U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., broker-dealers affiliated with the Advisor, are Participating Institutions.


    INVESTING IN THE FUNDS

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    SHARE PURCHASES

    Shares of the Funds are sold at their net asset value, next determined after an order is received, plus any applicable sales charge, on days on which both the New York Stock Exchange and federally-chartered banks are open for business. Shares may be purchased as described below. The Funds reserve the right to reject any purchase order.

    THROUGH A FINANCIAL INSTITUTION. Shares may be purchased through a financial institution which has a sales agreement with the Distributor. An investor may call his or her financial institution to place an order. Purchase orders must be received by the financial institution by the time specified by the institution to be assured same day processing, and purchase orders must be transmitted to and received by the Funds by 3:00 p.m. Central time in order for shares to be purchased at that day's price unless the financial institution has been authorized to accept purchase orders on behalf of the Funds. It is the financial institution's responsibility to transmit orders promptly.

    Certain financial institutions assist their clients in the purchase or redemption of shares and charge a fee for this service. In addition, certain financial institutions are authorized to act as the Funds' agent for the purpose of accepting purchase orders, and the Funds will be deemed to have received a purchase order upon receipt of the order by the financial institution.

    BY MAIL. An investor may place an order to purchase shares of the Funds directly through the Transfer Agent. Orders by mail will be executed upon receipt of payment by the Transfer Agent. If an investor's check does not clear, the purchase will be cancelled and the investor could be liable for any losses or fees incurred. Third-party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, the proceeds of redemptions of the shares purchased are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date. In order to purchase shares by mail, an investor must:

    *   complete and sign the new account form;

    *   enclose a check made payable to (Fund name); and

    * mail both to DST Systems, Inc., P.O. Box 419382, Kansas City, Missouri 64141-6382.

    After an account is established, an investor can purchase shares by mail by enclosing a check and mailing it to DST Systems, Inc. at the above address.

    BY WIRE. To purchase shares of a Fund by wire, call (800) 637-2548 before 3:00 p.m. Central time. All information needed will be taken over the telephone, and the order will be considered placed when the Custodian receives payment by wire. If the Custodian does not receive the wire by 3:00 p.m. Central time, the order will be executed the next business day. Federal funds should be wired as follows: U.S. Bank National Association, Minneapolis, Minnesota, ABA Number 091000022; For Credit To: DST Systems,
    Inc.: Account Number 160234580266; For Further Credit To: (Investor Name and Fund Name). Shares cannot be purchased by Federal Reserve wire on days the New York Stock Exchange is closed or federally-chartered banks are closed.

    ----------------------------------------------------------------------------
    MINIMUM INVESTMENT REQUIRED

    The minimum initial investment for each Fund is $1,000 unless the investment is in a retirement plan, in which case the minimum investment is $250. The minimum subsequent investment is $100. The Funds reserve the right to waive the minimum investment requirement for employees of the Advisor and its affiliates.

    ----------------------------------------------------------------------------
    ALTERNATIVE SALES CHARGE OPTIONS

    THE TWO ALTERNATIVES: OVERVIEW. An investor may purchase shares of a Fund at a price equal to its net asset value per share plus a sales charge which, at the investor's election, may be imposed either (i) at the time of the purchase (the Class A "initial sales charge alternative"), or (ii) on a contingent deferred basis (the Class B "deferred sales charge alternative"). Each of Class A and Class B Shares represents a Fund's interest in its portfolio of investments. The classes have the same rights and are identical in all respects except that (i) Class B Shares bear the expenses of the contingent deferred sales charge arrangement and distribution and service fees resulting from such sales arrangement, while Class A Shares bear only shareholder servicing fees; (ii) each class has exclusive voting rights with respect to approvals of any Rule 12b-1 distribution plan related to that specific class (although Class B shareholders may vote on any distribution fees imposed on Class A Shares as long as Class B Shares convert into Class A Shares); (iii) only Class B Shares carry a conversion feature; and (iv) each class has different exchange privileges. Sales personnel of financial institutions distributing the Funds' shares, and other persons entitled to receive compensation for selling shares, may receive differing compensation for selling Class A and Class B Shares.

    These alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial to that investor. The amount of a purchase, the length of time an investor expects to hold the shares, and whether the investor wishes to receive dividends in cash or in additional shares, will all be factors in determining which sales charge option is best for a particular investor. An investor should consider whether, over the time he or she expects to maintain the investment, the accumulated sales charges on Class B Shares prior to conversion would be less than the initial sales charge on Class A Shares, and to what extent the differential may be offset by the expected higher yield of Class A Shares. Class A Shares will normally be more beneficial to an investor if he or she qualifies for reduced sales charges as described below. Accordingly, orders for Class B Shares for $250,000 or more ordinarily will be treated as orders for Class A Shares or declined.

    The Directors of FAIF have determined that no conflict of interest currently exists between the Class A and Class B Shares. On an ongoing basis, the Directors, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

    ----------------------------------------------------------------------------
    CLASS A SHARES

    WHAT CLASS A SHARES COST. Class A Shares of each Fund are offered on a continuous basis at their next determined offering price, which is net asset value, plus a sales charge as set forth below:

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    LIMITED TERM INCOME FUND:
                                                                   MAXIMUM
                                                                 AMOUNT OF
                          SALES CHARGE      SALES CHARGE      SALES CHARGE
                         AS PERCENTAGE     AS PERCENTAGE      REALLOWED TO
                           OF OFFERING      OF NET ASSET     PARTICIPATING
                                 PRICE             VALUE      INSTITUTIONS
--------------------------------------------------------------------------------
  Less than $50,000               2.00%             2.04%             1.80%
  $50,000 but less
  than $100,000                   1.50%             1.52%             1.35%
  $100,000 but less
  than $250,000                   1.00%             1.01%             0.90%
  $250,000 but less
  than $500,000                   0.75%             0.76%             0.68%
  $500,000 but less
  than $1,000,000                 0.50%             0.50%             0.45%
  $1,000,000 and over             0.00%             0.00%             0.00%
--------------------------------------------------------------------------------

    ----------------------------------------------------------------------------
    INTERMEDIATE TERM INCOME FUND AND FIXED INCOME FUND:
                                                                   MAXIMUM
                                                                 AMOUNT OF
                          SALES CHARGE      SALES CHARGE      SALES CHARGE
                         AS PERCENTAGE     AS PERCENTAGE      REALLOWED TO
                           OF OFFERING      OF NET ASSET     PARTICIPATING
                                 PRICE             VALUE      INSTITUTIONS
--------------------------------------------------------------------------------
  Less than $50,000               3.75%             3.90%             3.38%
  $50,000 but less
  than $100,000                   3.25%             3.36%             2.93%
  $100,000 but less
  than $250,000                   2.75%             2.83%             2.48%
  $250,000 but less
  than $500,000                   2.00%             2.04%             1.80%
  $500,000 but less
  than $1,000,000                 1.00%             1.01%             0.90%
  $1,000,000 and over             0.00%             0.00%             0.00%
--------------------------------------------------------------------------------

    ----------------------------------------------------------------------------
    INTERMEDIATE GOVERNMENT BOND FUND:
                                                                   MAXIMUM
                                                                 AMOUNT OF
                          SALES CHARGE      SALES CHARGE      SALES CHARGE
                         AS PERCENTAGE     AS PERCENTAGE      REALLOWED TO
                           OF OFFERING      OF NET ASSET     PARTICIPATING
                                 PRICE             VALUE      INSTITUTIONS
--------------------------------------------------------------------------------
  Less than $50,000               3.00%             3.09%             2.70%
  $50,000 but less
  than $100,000                   2.50%             2.56%             2.25%
  $100,000 but less
  than $250,000                   2.00%             2.04%             1.80%
  $250,000 but less
  than $500,000                   1.50%             1.52%             1.35%
  $500,000 but less
  than $1,000,000                 1.00%             1.01%             0.80%
  $1,000,000 and over             0.00%             0.00%             0.00%
--------------------------------------------------------------------------------

    There is no initial sales charge on purchases of Class A Shares of $1 million or more. However, Participating Institutions may receive a commission of 1.00% of the first $3 million of shares purchased, 0.75% of shares purchased in excess of $3 million up to $5 million, and 0.50% of shares purchased in excess of $5 million. If such a commission is paid, redemptions of Class A Shares purchased at net asset value within 12 months of such purchases will be subject to a contingent deferred sales charge of 1.00%. Class A Shares that are redeemed will not be subject to this contingent deferred sales charge to the extent that the value of the shares represents capital appreciation of Fund assets or reinvestment of dividends or capital gain distributions.

    Net asset value is determined as of the close of normal trading on the New York Stock Exchange (3:00 p.m. Central time) Monday through Friday except on
    (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected;
    (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) days in which the New York Stock Exchange or federally-chartered banks are closed including, but not limited to, the following federal holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In addition, net asset value will not be calculated on Good Friday.

    DEALER CONCESSION. A dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the Distributor. In addition, the Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Funds. Promotional incentives of these kinds will be offered uniformly to all dealers and predicated upon the amount of shares of the Funds sold by the dealer. Whenever 90% or more of a sales charge is paid to a dealer, that dealer may be deemed to be an underwriter as defined in the Securities Act of 1933.

    The sales charge for shares sold other than through registered broker-dealers will be retained by the Distributor. The Distributor may pay fees to financial institutions out of the sales charge in exchange for sales and/or administrative services performed on behalf of the institution's customers in connection with the initiation of customer accounts and purchases of Fund shares.

    REDUCING THE CLASS A SALES CHARGE. The sales charge can be reduced on the purchase of Class A Shares through (i) quantity discounts and accumulated purchases, or (ii) signing a 13-month letter of intent:

    * QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES: As shown in the table above, larger purchases of Class A Shares reduce the percentage sales charge paid. Each Fund will combine purchases made on the same day by an investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

        The sales charge discount applies to the total current market value of any Fund, plus the current market value of any other FAIF Fund and any other mutual funds having a sales charge and distributed as part of the First American family of funds. Prior purchases and concurrent purchases of Class A Shares of any FAIF Fund will be considered in determining the sales charge reduction. In order for an investor to receive the sales charge reduction on Class A Shares, the Transfer Agent must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.

    * LETTER OF INTENT: If an investor intends to purchase at least $50,000 of Class A Shares in a Fund and other FAIF Funds over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Custodian to hold a percentage equal to the particular FAIF Fund's maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) for all FAIF Funds until the purchase is completed.

        The amount held in escrow for all FAIF Funds will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

        A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

    SALES OF CLASS A SHARES AT NET ASSET VALUE. Purchases of a Fund's Class A Shares by the Advisor or any of its affiliates, or any of its or

    FAIF's officers, directors, employees, retirees, sales representatives, and partners, registered representatives of any broker-dealer authorized to sell Fund shares, and full-time employees of FAIF's general counsel, and members of their immediate families (i.e., parent, child, spouse, sibling, step or adopted relationships, and UTMA accounts naming qualifying persons), may be made at net asset value without a sales charge. A Fund's Class A Shares also may be purchased at net asset value without a sales charge by fee-based registered investment advisors, financial planners and registered broker-dealers who are purchasing shares on behalf of their customers and by purchasers through "one-stop" mutual fund networks through which the Funds are made available. In addition, Class A Shares may be purchased at net asset value without a sales charge by investors participating in asset allocation "wrap" accounts offered by the Advisor or any of its affiliates, and by retirement and deferred compensation plans and the trusts used to fund such plans (including, but not limited to, those defined in section 401(a), 403(b) and 457 of the Internal Revenue Code and "rabbi trusts"), which plans and trusts purchase through "one-stop" mutual fund networks. No commission is paid in connection with net asset value purchases of Class A Shares made pursuant to this paragraph, nor is any contingent deferred sales charge imposed upon the redemption of such shares.

    Class A Shares may also be purchased without a sales charge by retirement and deferred compensation plans and trusts used to fund such plans as defined in Sections 401(a), 403(b) and 457 of the Internal Revenue Code which either have 200 or more eligible participants or purchase shares through a Participating Institution that is an affiliate of the Advisor. A contingent deferred sales charge of 1.00% will be imposed if such shares are redeemed within 12 months of such purchase. Participating Institutions may receive a commission on such sales equal to 1.00% of the first $3 million of shares purchased, 0.75% of shares purchased in excess of $3 million up to $5 million, and 0.50% of shares purchased in excess of $5 million.

    If Class A Shares of a Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds in Class A Shares of any FAIF Fund at the next-determined net asset value without any sales charge. The Transfer Agent must be notified by the shareholder in writing or by his or her financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of a Fund, there may be tax consequences.

    In addition, purchases of Class A Shares of a Fund that are funded by proceeds received upon the redemption (within 60 days of the purchase of Fund shares) of shares of any unrelated open-end investment company that charges a sales load and rollovers from retirement plans that utilize the Funds as investment options may be made at net asset value. To make such a purchase at net asset value, an investor or the investor's broker must, at the time of purchase, submit a written request to the Transfer Agent that the purchase be processed at net asset value pursuant to this privilege, accompanied by a photocopy of the confirmation (or similar evidence) showing the redemption from the unrelated fund. The redemption of the shares of the non-related fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized.

    ----------------------------------------------------------------------------
    CLASS B SHARES

    CONTINGENT DEFERRED SALES CHARGE. Class B Shares are sold at net asset value without any initial sales charge. If an investor redeems Class B Shares within eight years of purchase, he or she will pay a contingent deferred sales charge at the rates set forth below. This charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price or on shares derived from reinvestment of dividends or capital gain distributions.

                                         CONTINGENT DEFERRED SALES
                                            CHARGE AS A PERCENTAGE
                                                  OF DOLLAR AMOUNT
   YEAR SINCE PURCHASE                           SUBJECT TO CHARGE
--------------------------------------------------------------------
   First                                                      5.00%
   Second                                                     5.00%
   Third                                                      4.00%
   Fourth                                                     3.00%
   Fifth                                                      2.00%
   Sixth                                                      1.00%
   Seventh                                                    None
   Eighth                                                     None
--------------------------------------------------------------------

    In determining whether a particular redemption is subject to a contingent deferred sales charge, it is assumed that the redemption is first of any Class A Shares in the shareholder's Fund account; second, of any Class B Shares acquired pursuant to reinvestment of dividends or other distributions; and third, of Class B Shares held longest during the eight-year period. This method should result in the lowest possible sales charge.

    The contingent deferred sales charge is waived on redemption of Class B Shares (i) within one year following the death or disability (as defined in the Internal Revenue Code) of a shareholder, and (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 701/2. A shareholder or his or her representative must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver.

    CONVERSION FEATURE. At the end of the period ending eight years after the beginning of the month in which the shares were issued, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the Class B distribution and service fees. This conversion will be on the basis of the relative net asset values of the two classes.

    ----------------------------------------------------------------------------
    SYSTEMATIC EXCHANGE PROGRAM

    Shares of a Fund may also be purchased through automatic monthly deductions from a shareholder's account in the same class of shares of Prime Obligations Fund of First American Funds, Inc. Under a systematic exchange program, a shareholder enters an agreement to purchase a specified class of shares of one or more Funds over a specified period of time, and initially purchases Prime Obligations Fund shares of the same class in an amount equal to the total amount of the investment. On a monthly basis a specified dollar amount of shares of Prime Obligations Fund is exchanged for shares of the same class of the Funds specified. The systematic exchange program of investing a fixed dollar amount at regular intervals over time has the effect of reducing the average cost per share of the Funds. This effect also can be achieved through the systematic investment program described below. Because purchases of Class A Shares are subject to an initial sales charge, it may be beneficial for an investor to execute a Letter of Intent in connection with the systematic exchange program. A shareholder may apply for participation in this program through his or her financial institution or by calling (800) 637-2548.

    ----------------------------------------------------------------------------
    SYSTEMATIC INVESTMENT PROGRAM

    Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received, plus any applicable sales charge. A shareholder may apply for participation in this program through his or her financial institution or by calling (800) 637-2548.

    ----------------------------------------------------------------------------
    EXCHANGING SECURITIES FOR FUND SHARES

    A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval by the Fund and a determination by the Fund and the Advisor that the securities to be exchanged are acceptable. Securities accepted by a Fund will be valued in the same manner that a Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued.

    ----------------------------------------------------------------------------
    CERTIFICATES AND CONFIRMATIONS

    The Transfer Agent maintains a share account for each shareholder. Share certificates will not be issued by the Funds.

    Confirmations of each purchase and redemption are sent to each shareholder. In addition, monthly confirmations are sent to report all transactions and dividends paid during that month for the Funds.

    ----------------------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS

    Dividends with respect to each Fund are declared and paid monthly to all shareholders of record on the record date. Distributions of any net realized long-term capital gains will be made at least once every 12 months. Dividends and distributions are automatically reinvested in additional shares of the Fund paying the dividend on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the Fund.

    All shareholders on the record date are entitled to the dividend. If shares are purchased before a record date for a dividend or a distribution of capital gains, a shareholder will pay the full price for the shares and will receive some portion of the purchase price back as a taxable dividend or distribution (to the extent, if any, that the dividend or distribution is otherwise taxable to holders of Fund shares). If shares are redeemed or exchanged before the record date for a dividend or distribution or are purchased after the record date, those shares are not entitled to the dividend or distribution.

    The amount of dividends payable on Class A and Class B Shares generally will be less than the dividends payable on Class Y Shares because of the distribution, shareholder servicing transfer agent and/or dividend disbursing expenses charged to Class A and Class B Shares. The amount of dividends payable on Class A Shares generally will be more than the dividends payable on the Class B Shares because of the higher distribution and shareholder servicing fees paid by Class B Shares.

    ----------------------------------------------------------------------------
    EXCHANGE PRIVILEGE

    Shareholders may exchange Class A or Class B Shares of a Fund for currently available Class A or Class B Shares, respectively, of the other FAIF Funds or of other funds in the First American family of funds. Class A Shares of the Funds, whether acquired by direct purchase, reinvestment of dividends on such shares, or otherwise, may be exchanged for Class A Shares of other funds without the payment of any sales charge (i.e., at net asset value). Exchanges of shares among the First American family of funds must meet any applicable minimum investment of the fund for which shares are being exchanged.

    For purposes of calculating the Class B Shares' eight-year conversion period or contingent deferred sales charges payable upon redemption, the holding period of Class B Shares of the "old" fund and the holding period of Class B Shares of the "new" fund are aggregated.

    The ability to exchange shares of the Funds does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. An investor who is considering acquiring shares in another First American Fund pursuant to the exchange privilege should obtain and carefully read a prospectus of the fund to be acquired. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer

    Agent, shareholder servicing agent, or financial institution.

    Written exchange requests must be signed exactly as shown on the authorization form, and the signatures may be required to be guaranteed as for a redemption of shares by an entity described below under "Redeeming Shares -- By Mail." None of the Funds, the Distributor, the Transfer Agent, any shareholder servicing agent, nor any financial institution will be responsible for further verification of the authenticity of the exchange instructions.

    Telephone exchange instructions made by an investor may be carried out only if a telephone authorization form completed by the investor is on file with the Transfer Agent, shareholder servicing agent, or financial institution. Shares may be exchanged between two First American funds by telephone only if both funds have identical shareholder registrations.

    Telephone exchange instructions may be recorded and will be binding upon the shareholder. Telephone instructions must be received by the Transfer Agent before 3:00 p.m. Central time, or by a shareholder's shareholder servicing agent or financial institution by the time specified by it, in order for shares to be exchanged the same day. Neither the Transfer Agent nor any Fund will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures.

    Shareholders of the Funds may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his or her broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to DST Systems, Inc., 330 West Ninth Street, Kansas City, Missouri 64105. The exchange privilege should not be used to take advantage of short-term swings in the securities markets. The Funds reserve the right to limit or terminate exchange privileges as to any shareholder who makes exchanges more than four times a year (other than through the Systematic Exchange Program or similar periodic investment programs). The Funds may modify or revoke the exchange privilege for all shareholders upon 60 days' prior written notice or without notice in times of drastic economic or market changes.

    Shares of a class may be exchanged for shares of a class in which an investor subsequently becomes eligible to participate. An example of such an exchange would be a situation in which an individual holder of Class A Shares subsequently opens a fiduciary, custody or agency account with a financial institution which invests in Class Y Shares.

    There are currently no additional fees or charges for the exchange service. The Funds do not contemplate establishing such fees or charges, but they reserve the right to do so. Shareholders will be notified of any additional fees or charges.


    REDEEMING SHARES

    Each Fund redeems shares at their net asset value next determined after the Transfer Agent receives the redemption request, reduced by any applicable contingent deferred sales charge. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests can be made as described below and must be received in proper form.

    ----------------------------------------------------------------------------
    BY TELEPHONE

    A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution (less the amount of any applicable contingent deferred sales charge). Redemption requests must be received by the financial institution by the time specified by the institution in order for shares to be redeemed at that day's net asset value, and redemption requests must be transmitted to and received by the Funds by 3:00 p.m. Central time in order for shares to be redeemed at that day's net asset value unless the financial institution has been authorized to accept redemption requests on behalf of the Funds. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly. Certain financial institutions are authorized to act as the Funds' agent for the purpose of accepting redemption requests, and the Funds will be deemed to have received a redemption request upon receipt of the request by the financial institution.

    Shareholders who did not purchase their shares of a Fund through a financial institution may redeem their shares by telephoning (800) 637-2548. At the shareholder's request, redemption proceeds will be paid by check mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days after the request. Wire instructions must be previously established on the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time the Funds determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

    In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Transfer Agent nor any Fund will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that it reasonably believes to be genuine. The Transfer Agent and the Funds will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Transfer Agent examines each shareholder request by verifying the account number and/or tax identification number at the time such request is made. The Transfer Agent subsequently sends confirmations of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Transfer Agent and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.

    ----------------------------------------------------------------------------
    BY MAIL

    Any shareholder may redeem Fund shares by sending a written request to the Transfer Agent, shareholder servicing agent, or financial institution. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

    Shareholders requesting a redemption of $5,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

    * a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

    * a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or of the National Association of Securities Dealers;

    * a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

    * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

    The Funds do not accept signatures guaranteed by a notary public.

    The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

    ----------------------------------------------------------------------------
    BY SYSTEMATIC WITHDRAWAL PROGRAM

    Shareholders whose account value is at least $5,000 may elect to participate in the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. A shareholder may apply to participate in this program through his or her financial institution. It is generally not in a shareholder's best interest to participate in the Systematic Withdrawal Program at the same time that the shareholder is purchasing additional shares if a sales charge must be paid in connection with such purchases.

    ----------------------------------------------------------------------------
    REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR

    When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date.

    ----------------------------------------------------------------------------
    ACCOUNTS WITH LOW BALANCES

    Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in any account, except retirement plans, and pay the proceeds, less any applicable contingent deferred sales charge, to the shareholder if the account balance falls below the required minimum value of $500. Shares will not be redeemed in this manner, however, if the balance falls below $500 because of changes in a Fund's net asset value. Before shares are redeemed to close an account, the shareholder will be notified in writing and allowed 60 days to purchase additional shares to meet the minimum account requirement.


    DETERMINING THE PRICE OF SHARES

    Class A Shares of the Funds are sold at net asset value plus a sales charge, while Class B Shares are sold without a front-end sales charge. Shares are redeemed at net asset value less any applicable contingent deferred sales charge. See "Investing in the Funds -- Alternative Sales Charge Options."

    The net asset value per share is determined as of the close of normal trading on the New York Stock Exchange (3:00 p.m. Central time) on each day the New York Stock Exchange and federally-chartered banks are open for business, provided that net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for that Fund's shares is received and on days on which changes in the value of portfolio securities will not materially affect the current net asset value of the Fund's shares. The price per share for purchases or redemptions is such value next computed after the Transfer Agent or an authorized financial institution receives a purchase order or redemption request.

    It is the responsibility of Participating Institutions promptly to forward purchase and redemption orders to the Transfer Agent. In the case of redemptions and repurchases of shares owned by corporations, trusts or estates, the Transfer Agent or Fund may require additional documents to evidence appropriate authority in order to effect the redemption, and the applicable price will be that next determined following the receipt of the required documentation.

    ----------------------------------------------------------------------------
    DETERMINING NET ASSET VALUE

    The net asset value per share for each of the Funds is determined by dividing the value of the securities owned by the Fund plus any cash and other assets (including interest accrued and dividends declared but not collected), less all liabilities, by the number of Fund shares outstanding. For the purpose of determining the aggregate net assets of the Funds, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date. Security valuations are furnished by an independent pricing service that has been approved by the Board of Directors.

    Debt obligations with remaining maturities in excess of 60 days are valued at the most recently quoted bid price. For such debt obligations the pricing service may employ methods that utilize actual market transactions, broker-dealer valuations, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at security valuations. Debt obligations with remaining maturities of 60 days or less may be valued at their amortized cost which approximates market value. If a security price cannot be obtained from an independent pricing service a bid price may be obtained from an independent broker who makes a market in the security.

    Foreign securities owned by the Funds are valued at the closing prices on the principal exchange on which they trade.

    If the value for a security cannot be obtained from the sources described above, the security's value may be determined pursuant to the fair value procedures established by the Board of Directors.

    Financial futures are valued at the settlement price established each day by the board of exchange on which they are traded. Portfolio securities underlying actively traded options are valued at their market price as determined above. The current market value of any exchange traded options held or written by a Fund, are valued at the closing bid price for a long position or the closing asked price for a short position.

    Although the methodology and procedures for determining net asset value are identical for all classes of shares, the net asset value per share of different classes of shares of the same Fund may differ because of the differing distribution, shareholder servicing, transfer agent and/or dividend disbursing expenses charged to Class A and Class B Shares.

    ----------------------------------------------------------------------------
    FOREIGN SECURITIES

    Any assets or liabilities of the Funds initially expressed in terms of foreign currencies are translated into United States dollars using current exchange rates. Trading in securities on foreign markets may be completed before the close of business on each business day of the Funds. Thus, the calculation of the Funds' net asset value may not take place contemporaneously with the determination of the prices of foreign securities held in the Funds' portfolios. In addition, trading in securities on foreign markets may not take place on all days on which the New York Stock Exchange is open for business or may take place on days on which the New York Stock Exchange is not open for business. Therefore, the net asset value of a Fund which holds foreign securities might be significantly affected on days when an investor has no access to the Fund.


    FEDERAL INCOME TAXES

    ----------------------------------------------------------------------------
    GENERAL

    Each Fund intends to qualify as a regulated investment company under Subchapter M of the

    Internal Revenue Code of 1986, as amended, during its current taxable year in order to be relieved of payment of federal income taxes on amounts of taxable income it distributes to shareholders.

    Dividends paid from each Fund's net investment income and net short-term capital gains will be taxable to shareholders as ordinary income, whether or not the shareholder elects to have such dividends automatically reinvested in additional shares. Dividends paid by the Funds will not be eligible for the 70% deduction for dividends received by corporations.

    Dividends paid from the net capital gains of each Fund and designated as capital gain dividends generally will be taxable to shareholders as long-term capital gains, regardless of the length of time for which they have held their shares in the Fund. In the case of shareholders who are individuals, estates, or trusts, each Fund will designate the portion of each capital gain dividend that must be treated as mid-term capital gain and the portion that must be treated as long-term capital gain.

    Gain or loss realized upon the sale of shares in the Funds will be treated as capital gain or loss, provided that the shares represented a capital asset in the hands of the shareholder. Such gain or loss will be long-term (subject to a maximum 20% tax rate in the case of individuals, estates and trusts) if the shares were held for more than one year.

    Each Fund is required by federal law to withhold 31% of reportable payments (including dividends, capital gain distributions, and redemptions) paid to certain shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, each investor will be asked to certify on his or her account application that the social security or taxpayer identification number provided is correct and that the investor is not subject to backup withholding for previous underreporting to the IRS.

    This is a general summary of the federal tax laws applicable to the Funds and their shareholders as of the date of this Prospectus. See the Statement of Additional Information for further details.


    FUND SHARES

    Each share of a Fund is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

    Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or class of shares, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class of shares.

    Under the laws of the State of Maryland and FAIF's Articles of Incorporation, FAIF is not required to hold shareholder meetings unless they
    (i) are required by the 1940 Act, or (ii) are requested in writing by the holders of 25% or more of the outstanding shares of FAIF.


    CALCULATION OF PERFORMANCE DATA

    From time to time, any of the Funds may advertise information regarding its performance. Each Fund may publish its "yield," its "cumulative total return," its "average annual total return" and its "distribution rate." Distribution rates may only be used in connection with sales literature and shareholder communications preceded or accompanied by a Prospectus. Each of these performance figures is based upon historical results and is not intended to indicate future performance, and, except for "distribution rate," is standardized in accordance with SEC regulations.

    "Yield" for the Funds is computed by dividing the net investment income per share (as defined in applicable SEC regulations) earned during a 30-day period (which period will be stated in the advertisement) by the maximum offering price per share on the last day of the period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

    "Total return" is based on the overall dollar or percentage change in value of a hypothetical investment in a Fund assuming reinvestment of dividend distributions and deduction of all charges and expenses, including, as applicable, the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares redeemed at the end of the specified period covered by the total return figure. "Cumulative total return" reflects a Fund's performance over a stated period of time. "Average annual total return" reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results. As a supplement to total return computations, a Fund may also publish "total investment return" computations which do not assume deduction of the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares.

    "Distribution rate" is determined by dividing the income dividends per share for a stated period by the maximum offering price per share on the last day of the period. All distribution rates published for the Funds are measures of the level of income dividends distributed during a specified period. Thus, these rates differ from yield (which measures income actually earned by a Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of a Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

    The performance of the Class A and Class B Shares of a Fund will normally be lower than for the Class Y Shares because Class Y Shares are not subject to the sales charges and distribution, shareholder servicing, transfer agent and/or dividend disbursing expenses applicable to Class A and Class B Shares. In addition, the performance of Class A and Class B Shares of a Fund will differ because of the different sales charge structures of the classes and because of the differing distribution and shareholder servicing fees charged to Class B Shares.

    In reports or other communications to shareholders and in advertising material, the performance of each Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities and to composites of such indices and averages. Also, the performance of each Fund may be compared to that of other funds of similar size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent mutual fund rating services, and each Fund may include in such reports, communications and advertising material evaluations published by nationally recognized independent ranking services and publications. For further information regarding the Funds' performance, see "Fund Performance" in the Statement of Additional Information.


    SPECIAL INVESTMENT METHODS

    This section provides additional information concerning the securities in which the Funds may invest and related topics. Further information concerning these matters is contained in the Statement of Additional Information.

    ----------------------------------------------------------------------------
    BANK INSTRUMENTS

    The bank instruments in which Limited Term Income Fund, Intermediate Term Income Fund, and Fixed Income Fund may invest include time and savings deposits, deposit notes and bankers' acceptances (including certificates of deposit) in commercial or savings banks. They also include Eurodollar Certificates of Deposit issued by foreign branches of United States or foreign banks; Eurodollar Time Deposits, which are United States dollar-denominated deposits in foreign branches of United States or foreign banks; and Yankee Certificates of Deposit, which are United States dollar-denominated certificates of deposit issued by United States branches of foreign banks and held in the United States. For a description of certain risks of investing in foreign issuers' securities, see "-- Foreign Securities" below. In each instance, the Funds may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.

    ----------------------------------------------------------------------------
    FOREIGN SECURITIES

    Each of Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund may invest up to 15% of its total assets in foreign securities payable in United States dollars. These securities may include securities issued or guaranteed by (i) the Government of Canada, any Canadian Province, or any instrumentality or political subdivision thereof; (ii) any other foreign government, agency or instrumentality; (iii) foreign subsidiaries of United States corporations; and (iv) foreign banks having total capital and surplus at the time of investment of at least $1 billion. Such foreign bank or corporate securities must be rated by at least one major United States rating agency as having a quality not less than that which would be required for comparable domestic securities. In addition, Limited Term Income Fund, Intermediate Term Income Fund, and Fixed Income Fund also may invest in Eurodollar Certificates of Deposit, Eurodollar Time Deposits and Yankee Certificates of Deposit as described under "-- Bank Instruments" above.

    Although investments of these kinds are not subject to currency risk because they are denominated in United States dollars, they are subject to certain other risks associated with foreign investments. Risks which may affect foreign issuers include political, social or economic instability in the country of the issuer, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, and nationalization of assets. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic United States issuers. In addition, foreign branches of United States banks and foreign banks may be subject to less stringent regulatory requirements than United States banks.

    ----------------------------------------------------------------------------
    ASSET-BACKED SECURITIES

    Each of Limited Term Income Fund, Intermediate Term Income Fund, and Fixed Income Fund may invest in asset-backed securities. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.

    ----------------------------------------------------------------------------
    MORTGAGE-BACKED SECURITIES

    Each of Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund may invest in mortgage-backed securities which are

    Agency Pass-Through Certificates or collateralized mortgage obligations ("CMOs"), as described below.

    Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). The obligation of GNMA with respect to such certificates is backed by the full faith and credit of the United States, while the obligations of FNMA and FHLMC with respect to such certificates rely solely on the assets and credit of those entities. The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.

    CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. The Funds will invest only in CMOs which are rated in one of the four highest rating categories by a nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Advisor. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend on, among other factors, the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy. CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. Examples of the more common classes are provided in the Statement of Additional Information. The CMOs in which the Funds may invest include classes which are subordinated in right of payment to other classes, as long as they meet the respective Fund's rating requirements.

    It is generally more difficult to predict the effect of changes in market interest rates on the return on mortgaged-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases. The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities. The limitations on each Fund's investments in interest-only, principal-only and inverse floating rate mortgage-backed securities are set forth above under "Investment Objectives and Policies."

    ----------------------------------------------------------------------------
    REPURCHASE AGREEMENTS

    Each of the Funds may enter into repurchase agreements. A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield.
    Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Advisor will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

    ----------------------------------------------------------------------------
    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

    Each of the Funds may purchase securities on a when-issued or delayed delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

    The purchase of securities on a when-issued or delayed delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund's purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. However, the Funds will engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with their investment objectives, and not for the purpose of investment leverage. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

    In connection with their ability to purchase securities on a when-issued or delayed delivery basis, the Funds may enter into mortgage "dollar rolls" in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a future date. In a mortgage dollar roll, a Fund gives up the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Funds compared with what such performance would have been without the use of mortgage dollar rolls. The Funds will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

    ----------------------------------------------------------------------------
    ZERO COUPON SECURITIES

    The Funds may invest in zero coupon, fixed income securities. Zero coupon securities pay no cash income to their holders until they mature and are issued at substantial discounts from their value at maturity. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall.

    ----------------------------------------------------------------------------
    LENDING OF PORTFOLIO SECURITIES

    In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to an affiliate of the Advisor) in connection with these loans which, in the case of U.S. Bank, are 40% of the Funds' income from such securities lending transactions.

    ----------------------------------------------------------------------------
    OPTIONS TRANSACTIONS

    Each of the Funds may, in order to reduce risk, invest in exchange traded put and call options on interest rate indices. Such investments will be made solely as a hedge against adverse changes resulting from market conditions in the values of securities held by the Funds or which they intend to purchase and where the transactions are deemed appropriate to reduce risks inherent in the Funds' portfolios or contemplated investments.

    None of the Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying contract or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid (purchase price of the option) and the commission or other transaction expenses associated with acquiring the option.

    Options on interest rate indices give the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Put and call options on interest rate indices thus may be used to hedge the value of a portfolio of debt securities against anticipated changes in interest rates.

    The use of options on interest rate indices involves certain risks. These include the risk that changes in interest rates on the hedged instruments may not correlate to changes in interest rates on the instrument or index upon which the hedge is based, and the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

    ----------------------------------------------------------------------------
    FUTURES AND OPTIONS ON FUTURES

    The Funds may engage in futures transactions and purchase options on futures to the extent specified with under "Investment Objectives and Policies." These transactions may include the purchase of interest rate index futures and options on interest rate index futures.

    A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified exercise price, to sell or to purchase the underlying futures contract at any time during the option period. A Fund may use futures contracts and options on futures in an effort to hedge against market risks.

    Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 1/3 of the market value of a Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

    Where a Fund is permitted to purchase options on futures, its potential loss is limited to the amount of the premiums paid for the options. As stated above, this amount may not exceed 5% of a Fund's total assets. Where a Fund is permitted to enter into futures contracts obligating it to purchase an index in the future at a specified price, such Fund could lose 100% of its net assets in connection therewith if it engaged extensively in such transactions and if the index value of the subject index at the delivery or settlement date fell to zero for all contracts into which a Fund was permitted to enter.

    A Fund may lose the expected benefit of futures transactions if interest rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions.

    ----------------------------------------------------------------------------
    PORTFOLIO TRANSACTIONS

    Portfolio transactions in the over-the-counter market will be effected with market makers or issuers, unless better overall price and execution are available through a brokerage transaction. It is anticipated that most portfolio transactions involving debt securities will be executed on a principal basis. Also, with respect to the placement of portfolio transactions with securities firms, subject to the overall policy to seek to place portfolio transactions as efficiently as possible and at the best price, research services and placement of orders by securities firms for a Fund's shares may be taken into account as a factor in placing portfolio transactions for the Fund.

    ----------------------------------------------------------------------------
    PORTFOLIO TURNOVER

    Although the Funds do not intend generally to trade for short-term profits, they may dispose of a security without regard to the time it has been held when such action appears advisable to the Advisor. The portfolio turnover rate for a Fund may vary from year to year and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates (100% or more) generally would result in higher transaction costs and could result in additional tax consequences to a Fund's shareholders.

    ----------------------------------------------------------------------------
    INVESTMENT RESTRICTIONS

    The fundamental and nonfundamental investment restrictions of the Funds are set forth in full in the Statement of Additional Information. The fundamental restrictions include the following:

    * None of the Funds will borrow money, except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed 10% of the borrowing Fund's total assets.

    * None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. If a Fund engages in borrowing, its share price may be subject to greater fluctuation, and the interest expense associated with the borrowing may reduce the Fund's net income.

    *   None of the Funds will make short sales of securities.

    * None of the Funds will purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

    A fundamental policy or restriction, including those stated above, cannot be changed without an affirmative vote of the holders of a "majority" of the outstanding shares of the applicable Fund, as defined in the 1940 Act.

    As a nonfundamental policy, none of the Funds will invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable SEC rules and interpretations. Section 4(2) commercial paper and Rule 144A securities may be determined to be "liquid" under guidelines adopted by the Board of Directors. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.


    INFORMATION CONCERNING COMPENSATION PAID TO U.S. BANK NATIONAL ASSOCIATION AND OTHER AFFILIATES

    U.S. Bank National Association and other affiliates of U.S. Bancorp may act as a fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") and other trust and agency accounts that invest in the Funds. These U.S. Bancorp affiliates may receive compensation from the Funds for the services they provide to the Funds, as described more fully in the following sections of this Prospectus:

    Investment advisory services -- see "Management-Investment Advisor"

    Custodian services -- see "Management-Custodian"

    Sub-administration services -- see "Management-Administrator"

    Shareholder servicing -- see "Distributor"

    Securities lending -- see "Special Investment Methods-Lending of Portfolio Securities"

    Transfer agent services -- see "Management-Transfer Agent"

FIRST AMERICAN INVESTMENT FUNDS, INC.
Oaks, Pennsylvania 19456

Investment Advisor
U.S. BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

Custodian
U.S. BANK NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

Distributor
SEI INVESTMENTS DISTRIBUTION CO.
Oaks, Pennsylvania 19456

Administrator
SEI INVESTMENTS MANAGEMENT CORPORATION
Oaks, Pennsylvania 19456

Transfer Agent
DST SYSTEMS, INC.
330 West Ninth Street
Kansas City, Missouri 64105

Independent Auditors
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

Counsel
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402




FAIF-1001 (7/98) R

JANUARY 31, 1998
AS SUPPLEMENTED ON MAY 15, 1998 AND JULY 24, 1998


BOND FUNDS

CLASS Y SHARES



LIMITED TERM
INCOME FUND

INTERMEDIATE TERM
INCOME FUND

FIXED INCOME FUND

INTERMEDIATE GOVERNMENT
BOND FUND




FIRST AMERICAN
        INVESTMENT FUNDS, INC.

PROSPECTUS





[LOGO] FIRST AMERICAN
          THE POWER OF DISCIPLINED INVESTING(R)

                                TABLE OF CONTENTS


Summary                                      2
 ..............................................
Fees and Expenses                            4
 ..............................................
Financial Highlights                         6
 ..............................................
The Funds                                    8
 ..............................................
Investment Objectives and Policies           8
 ..............................................
Management                                  12
 ..............................................
Distributor                                 15
 ..............................................
Purchases and Redemptions of Shares         15
 ..............................................
Federal Income Taxes                        18
 ..............................................
Fund Shares                                 19
 ..............................................
Calculation of Performance Data             19
 ..............................................
Special Investment Methods                  20
 ..............................................
Information Concerning Compensation Paid
to U.S. Bank National Association and Other
Affiliates                                  26
 ..............................................

FIRST AMERICAN INVESTMENT FUNDS, INC.

    CLASS Y SHARES PROSPECTUS

    The shares described in this Prospectus represent interests in First American Investment Funds, Inc., which consists of mutual funds with several different investment portfolios and objectives. This Prospectus relates to the Class Y Shares of the following funds (the "Funds"):


    * LIMITED TERM INCOME FUND


    * INTERMEDIATE TERM INCOME FUND


    * FIXED INCOME FUND


    * INTERMEDIATE GOVERNMENT BOND FUND


    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, INCLUDING U.S. BANK NATIONAL ASSOCIATION AND ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, DUE TO FLUCTUATIONS IN EACH FUND'S NET ASSET VALUE.

    This Prospectus concisely sets forth information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference.

    A Statement of Additional Information dated January 31, 1998 as supplemented from time to time for the Funds has been filed with the Securities and Exchange Commission ("SEC") and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Investments Distribution Co., Oaks, Pennsylvania 19456. The SEC maintains a World Wide Web site that contains reports and information regarding issuers that file electronically with the SEC. The address of such site is "http://www.sec.gov."





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    The date of this Prospectus is January 31, 1998 as supplemented on May 15, 1998 and July 24, 1998.

    SUMMARY

    First American Investment Funds, Inc. ("FAIF") is an open-end investment company which offers shares in several different mutual funds. This Prospectus provides information with respect to the Class Y Shares of the following funds (the "Funds"):

    LIMITED TERM INCOME FUND has an objective of providing current income while attempting to provide a high degree of principal stability. This Fund invests in investment grade debt securities, at least 65% of which are United States Government obligations and corporate debt obligations and mortgage-backed and asset-backed securities rated at least A by Standard & Poor's Rating Service, a division of the McGraw-Hill Companies, Inc. ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 6 months to 2 years.

    INTERMEDIATE TERM INCOME FUND has an objective of providing current income to the extent consistent with preservation of capital. This Fund generally invests in the same kinds of debt securities as Limited Term Income Fund. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 2 to 7 years.

    FIXED INCOME FUND has an objective of providing a high level of current income consistent with limited risk to capital. This Fund generally invests in the same kinds of debt securities as Limited Term Income Fund. Under normal market conditions, the weighted average maturity of the securities held by this Fund will not exceed 15 years.

    INTERMEDIATE GOVERNMENT BOND FUND has an objective of providing current income to the extent consistent with preservation of capital. Under normal market conditions, this Fund invests at least 65% of its total assets in securities issued or guaranteed by the United States Government and its agencies and instrumentalities. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 2 to 7 years.

    INVESTMENT ADVISOR. U.S. Bank National Association (the "Advisor" or "U.S. Bank") serves as investment advisor to each of the Funds through its First American Asset Management group. See "Management."

    DISTRIBUTOR; ADMINISTRATOR. SEI Investments Distribution Co. (the "Distributor") serves as the distributor of the Funds' shares. SEI Investments Management Corporation (the "Administrator") serves as the administrator of the Funds. See "Management" and "Distributor."

    ELIGIBLE INVESTORS; OFFERING PRICES. Class Y Shares are offered through banks and certain other institutions for the investment of their own funds and funds for which they act in a fiduciary, agency or custodial capacity. Class Y Shares are sold at net asset value without any front-end or deferred sales charges. See "Purchases and Redemptions of Shares."

    EXCHANGES. Class Y Shares of any Fund may be exchanged for Class Y shares of other funds in the First American family of funds at the shares' respective net asset values with no additional charge. See "Purchases and Redemptions of Shares -- Exchange Privilege."

    REDEMPTIONS. Shares of each Fund may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Funds' transfer agent, with no additional charge. See "Purchases and Redemptions of Shares."

    RISKS TO CONSIDER. Each of the Funds is subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate). In addition, those Funds which may invest in mortgage-backed securities are subject to certain additional risks associated with investing in securities representing interests in, or secured by, pools of residential mortgage loans. See "Investment Objectives and Policies -- Risks to Consider" and "Special Investment Methods."

    SHAREHOLDER INQUIRIES. Any questions or communications regarding the Funds or a shareholder account should be directed to the Distributor by calling
    (800) 637-2548, or to the financial institution which holds shares on an investor's behalf.

    FEES AND EXPENSES

    ----------------------------------------------------------------------------
    CLASS Y SHARE FEES AND EXPENSES

                                                          LIMITED     INTERMEDIATE                   INTERMEDIATE
                                                             TERM             TERM          FIXED      GOVERNMENT
                                                           INCOME           INCOME         INCOME            BOND
                                                             FUND             FUND           FUND            FUND
------------------------------------------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales load imposed on purchases                     None             None           None            None
 Maximum sales load imposed on reinvested dividends          None             None           None            None
 Deferred sales load                                         None             None           None            None
 Redemption fees                                             None             None           None            None
 Exchange fees                                               None             None           None            None
------------------------------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Investment advisory fees (after voluntary fee waivers)(1)   0.40%            0.48%          0.52%           0.53%
 Rule 12b-1 fees                                             None             None           None            None
 Other expenses                                              0.20%            0.22%          0.18%           0.17%
 Total fund operating expenses
 (after voluntary fee waivers)(1)                            0.60%            0.70%          0.70%           0.70%
------------------------------------------------------------------------------------------------------------------
 EXAMPLE(2)
 You would pay the following expenses on a $1,000 investment, assuming (i) a 5%
 annual return, and (ii) redemption at the end of each time period:
  1 year                                                       $6               $7             $7              $7
  3 years                                                     $19              $22            $22             $22
  5 years                                                     $33              $R9            $39             $39
 10 years                                                     $75              $87            $87             $87

(1) THE ADVISOR INTENDS TO WAIVE A PORTION OF ITS FEES ON A VOLUNTARY BASIS, AND THE AMOUNTS SHOWN REFLECT THESE WAIVERS AS OF THE DATE OF THIS PROSPECTUS. THE ADVISOR INTENDS TO MAINTAIN SUCH WAIVERS IN EFFECT FOR THE CURRENT FISCAL YEAR BUT RESERVES THE RIGHT TO DISCONTINUE SUCH WAIVERS AT ANY TIME IN ITS SOLE DISCRETION. NOTWITHSTANDING THE FOREGOING, THE ADVISOR WILL MAINTAIN SUCH WAIVERS OF INTERMEDIATE TERM INCOME FUND AND FIXED INCOME FUND IN EFFECT THROUGH SEPTEMBER 30, 1998. ABSENT ANY FEE WAIVERS, INVESTMENT ADVISORY FEES FOR EACH FUND AS AN ANNUALIZED PERCENTAGE OF AVERAGE DAILY NET ASSETS WOULD BE 0.70%; AND TOTAL FUND OPERATING EXPENSES CALCULATED ON SUCH BASIS WOULD BE 0.90% FOR LIMITED TERM INCOME FUND, 0.92% FOR INTERMEDIATE TERM INCOME FUND, 0.88% FOR FIXED INCOME FUND AND 0.87% FOR INTERMEDIATE GOVERNMENT BOND FUND. "OTHER EXPENSES" INCLUDES AN ADMINISTRATION FEE.

(2) ABSENT THE FEE WAIVERS REFERRED TO IN (1) ABOVE, THE DOLLAR AMOUNTS FOR THE 1, 3, 5 AND 10-YEAR PERIODS WOULD BE AS FOLLOWS: LIMITED TERM INCOME FUND, $9, $29, $50 AND $111; INTERMEDIATE TERM INCOME FUND, $9, $29, $51 AND $113; FIXED INCOME FUND, $9, $28, $49 AND $108; AND INTERMEDIATE GOVERNMENT BOND FUND, $9, $28, $48 AND $107.

    ----------------------------------------------------------------------------
    INFORMATION CONCERNING FEES AND EXPENSES

    The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in a Fund may bear directly or indirectly. THE EXAMPLES CONTAINED IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    FINANCIAL HIGHLIGHTS

    The following audited financial highlights should be read in conjunction with the Funds' financial statements, the related notes thereto and the independent auditors' report of KPMG Peat Marwick LLP appearing in FAIF's annual report to shareholders dated September 30, 1997. Further information about the Funds' performance is contained in such annual report to shareholders, which may be obtained without charge by calling (800) 637-2548 or by writing SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

    For the periods ended September 30,
    For a share outstanding throughout the period

                                                     REALIZED AND
                                                       UNREALIZED     DIVIDENDS
                         NET ASSET            NET        GAINS OR      FROM NET
                   VALUE BEGINNING     INVESTMENT     (LOSSES) ON    INVESTMENT
                         OF PERIOD         INCOME     INVESTMENTS        INCOME
---------------------------------------------------------------------------------
LIMITED TERM INCOME FUND CLASS Y
  1997                      $ 9.91        $  0.56         $  0.03       $ (0.56)
  1996                        9.92           0.58           (0.01)        (0.58)
  1995                        9.85           0.56            0.07         (0.56)
  1994(1)                    10.02           0.29           (0.17)        (0.29)
INTERMEDIATE TERM INCOME FUND CLASS Y
  1997                      $ 9.93        $  0.55         $  0.13       $ (0.56)
  1996                        9.94           0.55              --         (0.55)
  1995                        9.55           0.58            0.39         (0.58)
  1994(1)                    10.01           0.31           (0.46)        (0.31)
FIXED INCOME FUND CLASS Y
  1997                      $10.76        $  0.62         $  0.27       $ (0.62)
  1996                       10.97           0.63           (0.11)        (0.63)
  1995                       10.37           0.66            0.62         (0.65)
  1994(2)                    11.11           0.38           (0.74)        (0.38)
INTERMEDIATE GOVERNMENT BOND FUND CLASS Y
  1997                      $ 9.18        $  0.54         $  0.09       $ (0.54)
  1996                        9.29           0.54           (0.11)        (0.54)
  1995                        8.98           0.54            0.31         (0.54)
  1994(2)                     9.41           0.27           (0.43)        (0.27)
---------------------------------------------------------------------------------

 +  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1) THIS CLASS OF SHARES HAS BEEN OFFERED SINCE FEBRUARY 4, 1994 (THE FUND ITSELF HAVING COMMENCED OPERATIONS ON DECEMBER 14, 1992). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(2) THIS CLASS OF SHARES HAS BEEN OFFERED SINCE FEBRUARY 4, 1994 (THE FUND ITSELF HAVING COMMENCED OPERATIONS ON DECEMBER 22, 1987). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

                                                                                            RATIO OF
                                                                         RATIO OF NET    EXPENSES TO
                  NET ASSET                                  RATIO OF      INVESTMENT        AVERAGE
DISTRIBUTIONS         VALUE                 NET ASSETS    EXPENSES TO       INCOME TO     NET ASSETS   PORTFOLIO
         FROM        END OF      TOTAL          END OF        AVERAGE         AVERAGE     (EXCLUDING    TURNOVER
CAPITAL GAINS        PERIOD     RETURN    PERIOD (000)     NET ASSETS      NET ASSETS        WAIVERS)       RATE
-----------------------------------------------------------------------------------------------------------------

     $     --       $  9.94       6.09%       $184,368           0.60%           5.60%          0.90%        147%
           --          9.91       5.93          93,588           0.60            5.80           0.84          61
           --          9.92       6.57         111,439           0.60            5.67           0.97         120
           --          9.85       1.24+         70,266           0.60            4.40           1.03          48

     $ (0.07)       $  9.98       6.98%       $324,250           0.70%           5.51%          0.92%        165%
       (0.01)          9.93       5.63          98,702           0.70            5.45           0.88         161
          --           9.94      10.51          88,375           0.70            5.94           0.94          69
          --           9.55      (1.48)+        68,445           0.58            4.81           1.07         177

     $ (0.07)       $ 10.96       8.54%       $705,719           0.70%           5.71%          0.88%        130%
       (0.10)         10.76       4.90         391,211           0.70            5.81           0.87         108
       (0.03)         10.97      12.86         289,816           0.70            6.28           0.94         106
          --          10.37      (3.23)+        90,187           0.61            5.53           0.92         142

     $    --        $  9.27       7.07%       $181,889           0.70%           5.88%          0.87%         22%
          --           9.18       4.74         140,230           0.70            5.85           0.85          29
          --           9.29       9.82         100,168           0.70            6.13           0.97          17
          --           8.98      (1.66)+        27,776           0.36            5.32           1.45          74
-----------------------------------------------------------------------------------------------------------------

    THE FUNDS

    FAIF is an open-end management investment company which offers shares in several different mutual funds (collectively, the "FAIF Funds"), each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each FAIF Fund through three separate classes (Class A, Class B and Class Y) which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. Except for these differences among classes, each share of each FAIF Fund represents an undivided proportionate interest in that Fund. FAIF is incorporated under the laws of the State of Maryland, and its principal offices are located at Oaks, Pennsylvania 19456.

    This Prospectus relates only to the Class Y Shares of the Funds named on the cover hereof. Information regarding the Class A and Class B Shares of these Funds and regarding the Class A, Class B and Class Y Shares of the other FAIF Funds is contained in separate prospectuses that may be obtained from FAIF's Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania, 19456, or by calling (800) 637-2548. The Board of Directors of FAIF may authorize additional series or classes of common stock in the future.


    INVESTMENT OBJECTIVES AND POLICIES

    This section describes the investment objectives and policies of the Funds. There is no assurance that any of these objectives will be achieved. The Funds' investment objectives are not fundamental and therefore may be changed without a vote of shareholders. Such changes could result in a Fund having investment objectives different from those which shareholders considered appropriate at the time of their investment in a Fund. Shareholders will receive written notification at least 30 days prior to any change in a Fund's investment objectives. Each of the Funds is a diversified investment company, as defined in the Investment Company Act of 1940 (the "1940 Act").

    If a percentage limitation on investments by a Fund stated below or in the Statement of Additional Information is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset values will not be deemed to violate the limitation except in the case of the limitations on illiquid investments and borrowing. A Fund which is limited to investing in securities with specified ratings is not required to sell a security if its rating is reduced or discontinued after purchase, but the Fund may consider doing so. However, in no event will more than 5% of any Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's and Moody's are contained in the Statement of Additional Information.

    This section also contains information concerning certain investment risks borne by Fund shareholders under the heading "-- Risks to Consider." Further information concerning the securities in which the Funds may invest and related matters is set forth under "Special Investment Methods."

    ----------------------------------------------------------------------------
    LIMITED TERM INCOME FUND, INTERMEDIATE TERM INCOME FUND AND FIXED INCOME
    FUND

    OBJECTIVES. Limited Term Income Fund has an objective of providing current income while attempting to provide a high degree of principal stability. Intermediate Term Income Fund has an objective of providing current income to the extent consistent with preservation of capital. Fixed Income Fund has an objective of providing a high level of current income consistent with limited risk to capital.

    INVESTMENT POLICIES. Each of these Funds invests in investment grade debt securities, at least 65% of which are United States Government obligations and corporate debt obligations and mortgage-backed and asset-backed securities rated at least A by Standard & Poor's or Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization.

    Under normal market conditions, the weighted average maturity of the securities held by Limited Term Income Fund will range from 6 months to 2 years; that of Intermediate Term Income Fund will range from 2 to 7 years; and that of Fixed Income Fund will not exceed 15 years.

    These Funds' permitted investments include notes, bonds and discount notes of United States Government agencies or instrumentalities (including zero coupon securities); domestic issues of corporate debt obligations having floating or fixed rates of interest and rated at least BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Advisor; other fixed income securities, including mortgage-backed securities, which are rated in one of the four highest categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Advisor; and commercial paper which is rated A-1 by Standard & Poor's or P-1 by Moody's or which has been assigned an equivalent rating by another nationally recognized statistical rating organization. Unrated securities deemed to be of comparable quality to rated securities as set forth above will not exceed 25% of each Fund's total assets. At least 65% of the total assets of Fixed Income Fund will be invested in fixed rate obligations.

    Subject to the foregoing limitations, each of these Funds may invest in the following kinds of securities, as described under the related headings under "Special Investment Methods:" (i) mortgage-backed securities (provided that Limited Term Income Fund will not invest in interest-only, principal-only or inverse floating rate mortgage-backed securities, and each of Intermediate Term Income Fund and Fixed Income Fund will not invest more than 10% of its total assets in the aggregate in these kinds of securities); (ii) asset-backed securities; and (iii) bank instruments.

    In addition, each of these Funds may (i) invest up to 15% of its total assets in foreign securities payable in United States dollars; (ii) enter into repurchase agreements; (iii) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (iv) purchase securities on a when-issued or delayed delivery basis; and (v) engage in the lending of portfolio securities. Furthermore, Intermediate Term Income Fund and Fixed Income Fund may, in order to attempt to reduce risk, invest in exchange traded interest rate futures and interest rate index futures contracts and may invest up to 25% of its total assets in mortgage dollar roll transactions. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    Limited Term Income Fund also may purchase investment-type insurance products such as Guaranteed Investment Contracts ("GICs"). A GIC is a deferred annuity under which the purchaser agrees to pay money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate for the life of the contract. GICs may have fixed or variable interest rates. A GIC is a general obligation of the issuing insurance company. The purchase price paid for a GIC becomes part of the general assets of the insurer, and the contract is paid at maturity from the general assets of the insurer. In general, GICs are not assignable or transferable without the permission of the issuing insurance companies and can be redeemed before maturity only at a substantial discount or penalty. GICs therefore are usually considered to be illiquid investments. Limited Term Income Fund will purchase only GICs which are obligations of insurance companies with a policyholder's rating of A or better by A.M. Best Company. A description of these ratings is contained in the Statement of Additional Information.

    Although these Funds will not make direct purchases of common or preferred stocks or rights to acquire common or preferred stocks, they may invest in debt securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, such stocks. Equity interests acquired through conversion, exchange or exercise of rights to acquire stock will be disposed of by these Funds as soon as practicable in an orderly manner.

    For temporary defensive purposes, these Funds may, without limitation, hold cash or invest in cash items. The Funds also may invest not more than 35% of their total assets in cash and cash items in order to utilize assets awaiting normal investment. Cash items may include short-term obligations such as rated commercial paper and variable amount master demand notes; time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the United States Government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments; and securities of other mutual funds which invest primarily in debt securities with remaining maturities of 13 months or less (which investments also are subject to the advisory fee). Such other mutual funds include money market funds advised by the Advisor, subject to certain restrictions contained in an exemptive order issued by the SEC with respect thereto.

    ----------------------------------------------------------------------------
    INTERMEDIATE GOVERNMENT BOND FUND

    OBJECTIVE. Intermediate Government Bond Fund has an objective of providing current income to the extent consistent with preservation of capital.

    INVESTMENT POLICIES. Under normal market conditions, Intermediate Government Bond Fund invests at least 65% of its total assets in securities issued or guaranteed by the United States Government and its agencies and instrumentalities (including zero coupon securities). The Fund's share price and yield, however, are not guaranteed or insured by the United States Government or any of its agencies or instrumentalities. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 2 to 7 years.

    The types of securities in which the Fund may invest include direct obligations of the United States Treasury, such as United States Treasury bonds, notes and bills. In addition, the Fund may invest in obligations issued or guaranteed as to principal and interest by agencies of the United States Government or by instrumentalities which have been established or sponsored by the United States Government, provided, in each case, that interest on the obligations is excludable from state taxable income by the holders thereof. Such agencies and instrumentalities include, but are not limited to, the Farm Credit System Financial Assistance Corporation, the Federal Home Loan Banks System, the Student Loan Marketing Association and the Tennessee Valley Authority. Obligations issued or guaranteed by some of these agencies or instrumentalities are not guaranteed by the United States Government, but instead rely solely on the assets and credit of the issuing agency or instrumentality. The United States Treasury, agency and instrumentality securities in which the Fund may invest include adjustable rate securities and United States Treasury inflation-protection securities. The principal amount of such inflation-protection securities is adjusted for inflation, and periodic interest payments are an amount equal to a fixed percentage of the inflation-adjusted principal amount.

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices;
    (iii) in order to attempt to reduce risk, invest in exchange traded interest rate futures and interest rate index futures contracts; (iv) invest up to 25% of its total assets in mortgage dollar roll transactions; (v) purchase securities on a when-issued or delayed delivery basis; and (vi) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes, the Fund may without limitation hold cash or invest in short-term government securities maturing within 13 months from the date of purchase; repurchase agreements with respect to government securities; and securities of other mutual funds which invest primarily in debt securities with remaining maturities of 13 months or less (which investments also are subject to the advisory fee). Such other mutual funds include money market funds advised by the Advisor, subject to certain restrictions contained in an exemptive order issued by the SEC with respect thereto. The Fund also may so invest not more than 35% of its total assets in such investments in order to utilize assets awaiting normal investment. See "Special Investment Methods -- Repurchase Agreements."

    ----------------------------------------------------------------------------
    RISKS TO CONSIDER

    An investment in any of the Funds involves certain risks. These include the following:

    INTEREST RATE RISK. Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to changes in market interest rates. Because the Funds invest in fixed-rate debt securities, they are subject to interest rate risk. In general, when interest rates rise, the value of a fixed-rate debt security declines. Conversely, when interest rates decline, the value of a fixed-rate debt security generally increases. Thus, shareholders in the Funds bear the risk that increases in market interest rates will cause the value of their Fund's portfolio investments to decline.

    In general, the value of fixed-rate debt securities with longer maturities is more sensitive to changes in market interest rates than the value of such securities with shorter maturities. Thus, the net asset value of a Fund which invests in securities with longer weighted average maturities, such as Fixed Income Fund, should be expected to have greater volatility in periods of changing market interest rates than that of a Fund which invests in securities with shorter weighted average maturities, such as Limited Term Income Fund. Similarly, the volatility of Intermediate Term Income Fund and Intermediate Government Bond Fund generally should be expected to be between that of Fixed Income Fund and Limited Term Income Fund. As described below under "Special Investment Methods -- Mortgage-Backed Securities," it is more difficult to generalize about the effect of changes in market interest rates on the values of mortgage-backed securities.

    Although the Advisor may engage in transactions intended to hedge the value of the Funds' portfolios against changes in market interest rates, there is no assurance that such hedging transactions will be undertaken or will fulfill their purpose. See "Special Investment Methods -- Options Transactions."

    CREDIT RISK. Credit risk is the risk that the issuer of a debt security will fail to make payments on the security when due. Because the Funds invest in debt securities, they are subject to credit risk.

    Securities issued or guaranteed by the United States Government generally are viewed as carrying minimal credit risk. Securities issued by governmental entities but not backed by the full faith and credit of the United States, and securities issued by private entities, are subject to higher levels of credit risk. The ratings and certain other requirements which apply to the Funds' permitted investments, as described elsewhere in this Prospectus, are intended to limit the amount of credit risk undertaken by the Funds. Nevertheless, shareholders in the Funds bear the risk that payment defaults could cause the value of their Fund's portfolio investments to decline. Investors also should note that Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund can invest in debt securities rated as low as BBB by Standard & Poor's or Baa by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Advisor. Although these rating categories are investment grade, obligations with these ratings are viewed as having speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.

    CALL RISK. Many corporate bonds may be redeemed at the option of the issuer ("called") at a specified price prior to their stated maturity date. In general, it is advantageous for a corporate issuer to call its bonds if they can be refinanced through the issuance of new bonds which bear a lower interest rate than that of the called bonds. Call risk is the risk that corporate bonds will be called during a period of declining market interest rates so that such refinancings may take place.

    If a bond held by a Fund is called during a period of declining interest rates, the Fund probably will have to reinvest the proceeds received by it at a lower interest rate than that borne by the called bond, thus resulting in a decrease in the Fund's income. To the extent that the Funds invest in callable corporate bonds, Fund shareholders bear the risk that reductions in income will result from the call of bonds. Most United States Government securities are not callable before their stated maturity, although U.S. agency securities often are.

    YEAR 2000. Like other mutual funds, financial and business organizations, the Funds could be adversely affected if the computer systems used by the Advisor, the Administrator and other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 issue." The Funds have undertaken a Year 2000 program that is believed by the Advisor to be reasonably designed to assess and monitor the steps being taken by the Funds' service providers to address the Year 2000 issue with respect to the computer systems they use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

    OTHER. Investors also should review "Special Investment Methods" for information concerning risks associated with certain investment techniques which may be utilized by the Funds.


    MANAGEMENT

    The Board of Directors of FAIF has the primary responsibility for overseeing the overall management and electing the officers of FAIF. Subject to the overall direction and supervision of the Board of Directors, the Advisor acts as investment advisor for and manages the investment portfolios of FAIF.

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    INVESTMENT ADVISOR

    U.S. Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55402, acts as the Funds' investment advisor through its First American Asset Management group. The Advisor has acted as an investment advisor to FAIF since its inception in 1987 and has acted as investment advisor to First American Funds, Inc. since 1982 and to First American Strategy Funds, Inc. since 1996. As of September 30, 1997, the Advisor was managing accounts with an aggregate value of approximately $55 billion, including mutual fund assets of approximately $20 billion. U.S. Bancorp, 601 Second Avenue South, Minneapolis, Minnesota 55402, is the holding company for the Advisor.

    Each of the Funds has agreed to pay the Advisor monthly fees calculated on an annual basis equal to 0.70% of its average daily net assets. The Advisor may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time except as discussed under "Fees and Expenses -- Class Y Share Fees and Expenses." The Advisor also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

    The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisors to registered investment companies, subject to a number of terms and conditions.

    Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, FAIF has received an opinion from its counsel that the Advisor is not prohibited from performing the investment advisory services described above. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Advisor might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and that shareholders would not suffer adverse financial consequences.

    ----------------------------------------------------------------------------
    PORTFOLIO MANAGERS

    Limited Term Income Fund is managed by a committee comprised of Mr. Jones, Mr. Green, Ms. Rehkamp, Ms. Olsen and Mr. McGlinch, whose backgrounds are set forth below. Fixed Income Fund is managed by a committee comprised of Mr. Jones, Mr. Salvog, Ms. Rehkamp, Mr. Green and Mr. Steele, whose backgrounds are set forth below. Intermediate Government Bond Fund is managed by a committee comprised of Mr. Drahn and Ms. Kung, whose backgrounds are set forth below. Intermediate Term Income Fund is managed by a committee comprised of Mr. Jones, Mr. Salvog, Mr. Steele, Mr. Green and Ms. Rehkamp, whose backgrounds are set forth below.

    MARTIN L. JONES is a member of the committees that manage Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund. Mr. Jones heads the Fixed Income Group of the Advisor and has over 20 years of investment industry experience. Formerly with Harris Trust & Savings Bank, Dillon, Read & Co., and Loeb Rhoades & Co., Mr. Jones received his bachelor's degree from Texas Tech University, his master's degree from University of Texas, and his master's degree in business administration from the University of Chicago.

    CHRISTOPHER L. DRAHN is a member of the committee that manages Intermediate Government Bond Fund. He joined the Advisor in 1985 and has 12 years of investment industry experience. Mr. Drahn received his bachelor's degree from Wartburg College and his master's degree in business administration from the University of Minnesota. He is a Chartered Financial Analyst.

    LUCILLE C. REHKAMP is a member of the committees that manage Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund. She joined the Advisor in 1979 and has 21 years of investment industry experience. Ms. Rehkamp received her bachelor's degree from Marquette University.

    MARK M. GREEN is a member of the committees that manage Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund. He joined the Advisor in 1996 and has over ten years of investment industry experience. Prior to joining the Advisor, Mr. Green was a portfolio manager at Wells Fargo Investment Management. Mr. Green received his bachelor's degree and master's degree from San Francisco State University.

    THOMAS McGLINCH is a member of the committee that manages Limited Term Income Fund. Mr. McGlinch has over 16 years of investment industry experience. Prior to joining the Advisor in 1998, Mr. McGlinch served as a senior vice president and portfolio co-manager for Piper Capital Management Incorporated overseeing the management of several Piper Funds including the Piper Funds Adjustable Rate Mortgage Securities Fund. Mr. McGlinch received his bachelor's degree in accounting from St. John's University and master's degree in business administration from the University of St. Thomas. Mr. McGlinch is a Chartered Financial Analyst.

    WAN-CHONG KUNG is a member of the committee that manages Intermediate Government Bond Fund. Ms. Kung has over five years of investment industry experience. Prior to joining the Advisor in 1998, Ms. Kung served as a vice president and a portfolio co-manager for Piper Capital Management Incorporated overseeing the management of several Piper Funds including the Piper Funds Adjustable Rate Mortgage Securities Fund. Ms. Kung received her bachelor's degree in economics from the University of the Philippines and received her master's degree in business administration from the University of Minnesota. Ms. Kung is a Chartered Financial Analyst.

    BRUCE SALVOG is a member of the committees that manage Fixed Income Fund and Intermediate Term Income Fund. Mr. Salvog has over 27 years of investment industry experience. Prior to joining the Advisor in 1998, Mr. Salvog served as a senior vice president and portfolio co-manager for Piper Capital Management Incorporated overseeing the management of several Piper Funds including the Piper Funds Government Income Fund and Intermediate Bond Fund. Mr. Salvog received his bachelor's degree in economics from Harvard University.

    DAVID STEELE is a member of the committees that manage Fixed Income Fund and Intermediate Term Income Fund. Mr. Steele has over 13 years of investment industry experience. Prior to joining the Advisor in 1998, Mr. Steele served as a senior vice president and portfolio co-manager for Piper Capital Management Incorporated overseeing the management of several Piper Funds including the Piper Funds Government Income Fund and Intermediate Bond Fund. Mr. Steele received his bachelor's degree in business administration from the University of Washington and master's degree in business administration from the University of Southern California.

    NANCY OLSEN is a member of the committee that manages Limited Term Income Fund. Ms. Olsen has over 19 years of investment industry experience. Prior to joining the Advisor in 1998, Ms. Olsen served as a senior vice president and portfolio co-manager for Piper Capital Management Incorporated overseeing the management of several Piper Funds including the Piper Funds Money Market Fund and U.S. Government Money Market Fund. Ms. Olsen received her bachelor's degree in business administration and her master's degree in business administration from the University of Minnesota.

    ----------------------------------------------------------------------------
    CUSTODIAN

    The Custodian of the Funds' assets is U.S. Bank National Association (the "Custodian"), U.S. Bank Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of U.S. Bancorp.

    As compensation for its services to the Funds, the Custodian is paid monthly fees calculated on an annual basis equal to 0.03% of the applicable Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds.

    ----------------------------------------------------------------------------
    ADMINISTRATOR

    The administrator for the Funds is SEI Investments Management Corporation, Oaks, Pennsylvania 19456. The Administrator, a wholly-owned subsidiary of SEI Investments Company, provides the Funds with certain administrative services necessary to operate the Funds. These services include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of each Fund's average daily net assets, provided that to the extent that the aggregate net assets of all First American Funds exceed $8 billion, the percentage stated above is reduced to 0.105%. From time to time, the Administrator may voluntarily waive its fees or reimburse expenses with respect to any of the Funds. Any such waivers or reimbursements may be made at the Administrator's discretion and may be terminated at any time. U.S. Bank assists the Administrator and provides sub-administration services for the Funds. For these services, the

    Administrator compensates the sub-administrator at an annual rate of up to 0.05% of each Fund's average daily net assets.

    ----------------------------------------------------------------------------
    TRANSFER AGENT

    DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds. The address of the Transfer Agent is 330 West Ninth Street, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Advisor.


    DISTRIBUTOR

    SEI Investments Distribution Co. is the principal distributor for shares of the Funds and of the other FAIF Funds. The Distributor is a Pennsylvania corporation and is the principal distributor for a number of investment companies. The Distributor, which is not affiliated with the Advisor, is a wholly-owned subsidiary of SEI Investments Company and is located at Oaks, Pennsylvania 19456.

    The Distributor, the Administrator and the Advisor may in their discretion use their own assets to pay for certain costs of distributing Fund shares. Any arrangement to pay such additional costs may be commenced or discontinued by any of these persons at any time. In addition, the Distributor and the Advisor and its affiliates may provide compensation from their own resources for shareholder services provided by third parties, including "one-stop" mutual fund networks through which the Funds are made available.


    PURCHASES AND REDEMPTIONS OF SHARES

    ---------------------------------------------------------------------------
    SHARE PURCHASES AND REDEMPTIONS

    Shares of the Funds are sold and redeemed on days on which both the New York Stock Exchange and federally-chartered banks are open for business ("Business Days").

    Payment for shares can be made only by wire transfer. All information needed will be taken over the telephone and the order will be considered placed when the Custodian receives payment by wire. Federal funds should be wired as follows: U.S. Bank National Association, Minneapolis, Minnesota, ABA Number 091000022; For Credit To: DST Systems, Inc. Account Number 160234580266; For Further Credit To: (Investor Name and Fund Name). Shares cannot be purchased by Federal Reserve wire on days the New York Stock Exchange is closed or federally-chartered banks are closed. Purchase orders will be effective and eligible to receive dividends declared the same day if the Transfer Agent receives an order before 3:00 p.m. Central time and the Custodian receives federal funds before the close of business that day. Otherwise, the purchase order will be effective the next Business Day. The Funds reserve the right to reject a purchase order.

    Shares may be purchased through a financial institution which has a sales agreement with the Distributor. An investor may call its financial institution to place an order. Purchase orders must be received by the financial institution by the time specified by the institution to be assured same day processing, and purchase orders must be transmitted to and received by the Funds by 3:00 p.m. Central time in order for shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.

    The Funds are required to redeem for cash all full and fractional shares of the Funds. Redemption requests may be made any time before 3:00 p.m. Central time in order to receive that day's redemption price. For redemption requests received before 3:00 p.m. Central time, payment will ordinarily be made the next business day by transfer of Federal funds, but payment may be made up to 7 days later.

    ----------------------------------------------------------------------------
    WHAT SHARES COST

    Class Y Shares of the Funds are sold and redeemed at net asset value. The net asset value per share is determined as of the close of normal trading on the New York Stock Exchange (3:00 p.m. Central time) on each Business Day provided that net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for that Fund's shares is received and on days on which changes in the value of portfolio securities will not materially affect the current net asset value of the Fund's shares. The price per share for purchases or redemptions is such value next computed after the Transfer Agent receives the purchase order or redemption request. In the case of redemptions and repurchases of shares owned by corporations, trusts or estates, the Transfer Agent may require additional documents to evidence appropriate authority in order to effect the redemption, and the applicable price will be that next determined following the receipt of the required documentation.

    DETERMINING NET ASSET VALUE. The net asset value per share for each of the Funds is determined by dividing the value of the securities owned by the Fund plus any cash and other assets (including interest accrued and dividends declared but not collected), less all liabilities, by the number of Fund shares outstanding. For the purpose of determining the aggregate net assets of the Funds, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date. Security valuations are furnished by an independent pricing service that has been approved by the Board of Directors.

    Debt obligations with remaining maturities in excess of 60 days are valued at the most recently quoted bid price. For such debt obligations the pricing service may employ methods that utilize actual market transactions, broker-dealer valuations, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at security valuations. Debt obligations with remaining maturities of 60 days or less may be valued at their amortized cost which approximates market value. If a security price cannot be obtained from an independent pricing service a bid price may be obtained from an independent broker who makes a market in the security.

    Foreign securities owned by the Funds are valued at the closing prices on the principal exchange on which they trade.

    If the value for a security cannot be obtained from the sources described above, the security's value may be determined pursuant to the fair value procedures established by the Board of Directors.

    Financial futures are valued at the settlement price established each day by the board of exchange on which they are traded. Portfolio securities underlying actively traded options are valued at their market price as determined above. The current market value of any exchange traded options held or written by a Fund, are valued at the closing bid price for a long position or the closing asked price for a short position.

    Although the methodology and procedures for determining net asset value are identical for all classes of shares, the net asset value per share of different classes of shares of the same Fund may differ because of the distribution, shareholder servicing, transfer agent and/or dividend disbursing expenses charged to Class A and Class B Shares.

    FOREIGN SECURITIES. Any assets or liabilities of the Funds initially expressed in terms of foreign currencies are translated into United States dollars using current exchange rates. Trading in securities on foreign markets may be completed before the close of business on each business day of the Funds. Thus, the calculation of the Funds' net asset value may not take place contemporaneously with the determination of the prices of foreign securities held in the Funds' portfolios. In addition, trading in securities on foreign markets may not take place on all days on which the New York Stock Exchange is open for business or may take place on days on which the New York Stock Exchange is not open for business. Therefore, the net asset value of a Fund which holds foreign securities might be significantly affected on days when an investor has no access to the Fund.

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    EXCHANGING SECURITIES FOR FUND SHARES

    A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval by the Fund and a determination by the Fund and the Advisor that the securities to be exchanged are acceptable. Securities accepted by a Fund will be valued in the same manner that a Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued.

    ----------------------------------------------------------------------------
    CERTIFICATES AND CONFIRMATIONS

    The Transfer Agent maintains a share account for each shareholder. Share certificates will not be issued by the Funds.

    Confirmations of each purchase and redemption are sent to each shareholder. In addition, monthly confirmations are sent to report all transactions and dividends paid during that month for the Funds.

    ----------------------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS

    Dividends with respect to each Fund are declared and paid monthly to all shareholders of record on the record date. Distributions of any net realized long-term capital gains will be made at least once every 12 months. Dividends and distributions are automatically reinvested in additional shares of the Fund paying the dividend on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the Fund.

    All shareholders on the record date are entitled to the dividend. If shares are purchased before a record date for a dividend or a distribution of capital gains, a shareholder will pay the full price for the shares and will receive some portion of the purchase price back as a taxable dividend or distribution (to the extent, if any, that the dividend or distribution is otherwise taxable to holders of Fund shares). If shares are redeemed or exchanged before the record date for a dividend or distribution or are purchased after the record date, those shares are not entitled to the dividend or distribution.

    The amount of dividends payable on Class Y Shares generally will be more than the dividends payable on Class A or Class B Shares because of the distribution, shareholder servicing, transfer agent and/or dividend disbursing expenses charged to Class A and Class B Shares.

    ----------------------------------------------------------------------------
    EXCHANGE PRIVILEGE

    Shareholders may exchange Class Y Shares of a Fund for currently available Class Y Shares of the other FAIF Funds or of other funds in the First American family of funds at net asset value. Exchanges of shares among the First American family of funds must meet any applicable minimum investment of the fund for which shares are being exchanged.

    The ability to exchange shares of the Funds does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. An investor who is considering acquiring shares in another First American fund pursuant to the exchange privilege should obtain and carefully read a prospectus of the fund to be acquired. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer Agent, shareholder servicing agent, or financial institution.

    Written exchange requests must be signed exactly as shown on the authorization form. None of the Funds, the Distributor, the Transfer Agent, any shareholder servicing agent, nor any financial institution will be responsible for further verification of the authenticity of the exchange instructions.

    Telephone exchange instructions made by an investor may be carried out only if a telephone authorization form completed by the investor is on file with the Transfer Agent, shareholder servicing agent or financial institution. Shares may be exchanged between two Funds by telephone only if both Funds have identical shareholder registrations.

    Telephone exchange instructions may be recorded and will be binding upon the shareholder. Telephone instructions must be received by the Transfer Agent before 3:00 p.m. Central time, or by a shareholder's shareholder servicing agent or financial institution by the time specified by it, in order for shares to be exchanged the same day. Neither the Transfer Agent nor any Fund will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures.

    Shareholders of the Funds may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his or her broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to DST Systems, Inc., 330 West Ninth Street, Kansas City, Missouri 64105. The exchange privilege should not be used to take advantage of short-term swings in the securities markets. The Funds reserve the right to limit or terminate exchange privileges as to any shareholder who makes exchanges more than four times a year (other than through periodic investment programs). The Funds may modify or revoke the exchange privilege for all shareholders upon 60 days' prior written notice or without notice in times of drastic economic or market changes.

    Shares of a class in which an investor is no longer eligible to participate may be exchanged for shares of a class in which that investor is eligible to participate. An example of this kind of exchange would be a situation in which Class Y Shares of a Fund held by a financial institution in a trust or agency capacity for one or more individual beneficiaries are exchanged for Class A Shares of that Fund and distributed to the individual beneficiaries.

    There are currently no additional fees or charges for the exchange service. The Funds do not contemplate establishing such fees or charges, but they reserve the right to do so. Shareholders will be notified of any additional fees or charges.


    FEDERAL INCOME TAXES

    Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), during its current taxable year in order to be relieved of payment of federal income taxes on amounts of taxable income it distributes to shareholders.

    Dividends paid from each Fund's net investment income and net short-term capital gains will be taxable to shareholders as ordinary income, whether or not the shareholder elects to have such dividends automatically reinvested in additional shares. Dividends paid by the Funds will not be eligible for the 70% deduction for dividends received by corporations. Dividends paid from the net capital gains of each Fund and designated as capital gain dividends generally will be taxable to shareholders as long-term capital gains, regardless of the length of time for which they have held their shares in the Fund. In the case of shareholders who are individuals, estates, or trusts, each Fund will designate the portion of each capital gain dividend that must be treated as mid-term capital gain and the portion that must be treated as long-term capital gain.

    Gain or loss realized upon the sale of shares in the Funds will be treated as capital gain or loss, provided that the shares represented a capital asset in the hands of the shareholder. Such gain or loss will be long-term (subject to a maximum 20% tax rate in the case of individuals, estates and trusts) if the shares were held for more than one year.

    This is a general summary of the federal tax laws applicable to the Funds and their shareholders as of the date of this Prospectus. See the Statement of Additional Information for further details.


    FUND SHARES

    Each share of a Fund is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

    Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or class of shares, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class of shares.

    Under the laws of the State of Maryland and FAIF's Articles of Incorporation, FAIF is not required to hold shareholder meetings unless they
    (i) are required by the 1940 Act, or (ii) are requested in writing by the holders of 25% or more of the outstanding shares of FAIF.


    CALCULATION OF PERFORMANCE DATA

    From time to time, any of the Funds may advertise information regarding its performance. Each Fund may publish its "yield," its "cumulative total return," its "average annual total return" and its "distribution rate." Distribution rates may only be used in connection with sales literature and shareholder communications preceded or accompanied by a Prospectus. Each of these performance figures is based upon historical results and is not intended to indicate future performance, and, except for "distribution rate," is standardized in accordance with SEC regulations.

    "Yield" for the Funds is computed by dividing the net investment income per share (as defined in applicable SEC regulations) earned during a 30-day period (which period will be stated in the advertisement) by the maximum offering price per share on the last day of the period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

    "Total return" is based on the overall dollar or percentage change in value of a hypothetical investment in a Fund assuming reinvestment of dividend distributions and deduction of all charges and expenses. "Cumulative total return" reflects a Fund's performance over a stated period of time. "Average annual total return" reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results.

    "Distribution rate" is determined by dividing the income dividends per share for a stated period by the maximum offering price per share on the last day of the period. All distribution rates published for the Funds are measures of the level of income dividends distributed during a specified period. Thus, these rates differ from yield (which measures income actually earned by a Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of a Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

    The performance of the Class Y Shares of a Fund will normally be higher than for the Class A and

    Class B Shares because Class Y Shares are not subject to the sales charges and distribution, shareholder servicing, transfer agent and/or dividend disbursing expenses applicable to Class A and Class B Shares.

    In reports or other communications to shareholders and in advertising material, the performance of each Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities and to composites of such indices and averages. Also, the performance of each Fund may be compared to that of other funds of similar size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent mutual fund rating services, and each Fund may include in such reports, communications and advertising material evaluations published by nationally recognized independent ranking services and publications. For further information regarding the Funds' performance, see "Fund Performance" in the Statement of Additional Information.


    SPECIAL INVESTMENT METHODS

    This section provides additional information concerning the securities in which the Funds may invest and related topics. Further information concerning these matters is contained in the Statement of Additional Information.

    ----------------------------------------------------------------------------
    BANK INSTRUMENTS

    The bank instruments in which Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund may invest include time and savings deposits, deposit notes and bankers' acceptances (including certificates of deposit) in commercial or savings banks. They also include Eurodollar Certificates of Deposit issued by foreign branches of United States or foreign banks; Eurodollar Time Deposits, which are United States dollar-denominated deposits in foreign branches of United States or foreign banks; and Yankee Certificates of Deposit, which are United States dollar-denominated certificates of deposit issued by United States branches of foreign banks and held in the United States. For a description of certain risks of investing in foreign issuers' securities, see "-- Foreign Securities" below. In each instance, the Funds may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.

    ----------------------------------------------------------------------------
    FOREIGN SECURITIES

    Each of Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund may invest up to 15% of its total assets in foreign securities payable in United States dollars. These securities may include securities issued or guaranteed by (i) the Government of Canada, any Canadian Province, or any instrumentality or political subdivision thereof; (ii) any other foreign government, agency or instrumentality; (iii) foreign subsidiaries of United States corporations; and (iv) foreign banks having total capital and surplus at the time of investment of at least $1 billion. Such foreign bank or corporate securities must be rated by at least one major United States rating agency as having a quality not less than that which would be required for comparable domestic securities. In addition, Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund also may invest in Eurodollar Certificates of Deposit, Eurodollar Time Deposits and Yankee Certificates of Deposit as described under "-- Bank Instruments" above.

    Although investments of these kinds are not subject to currency risk because they are denominated in United States dollars, they are subject to certain other risks associated with foreign investments. Risks which may affect foreign issuers include political, social or economic instability in the country of the issuer, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, and nationalization of assets. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic United States issuers. In addition, foreign branches of United States banks and foreign banks may be subject to less stringent regulatory requirements than United States banks.

    ----------------------------------------------------------------------------
    ASSET-BACKED SECURITIES

    Each of Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund may invest in asset-backed securities. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.

    ----------------------------------------------------------------------------
    MORTGAGE-BACKED SECURITIES

    Each of Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund may invest in mortgage-backed securities which are Agency Pass-Through Certificates or collateralized mortgage obligations ("CMOs"), as described below.

    Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). The obligation of GNMA with respect to such certificates is backed by the full faith and credit of the United States, while the obligations of FNMA and FHLMC with respect to such certificates rely solely on the assets and credit of those entities. The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.

    CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. The Funds will invest only in CMOs which are rated in one of the four highest rating categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Advisor. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend on, among other factors, the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy. CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. Examples of the more common classes are provided in the Statement of Additional Information. The CMOs in which the Funds may invest include classes which are subordinated in right of payment to other classes, as long as they meet the respective Fund's rating requirements.

    It is generally more difficult to predict the effect of changes in market interest rates on the return on mortgaged-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases. The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only or inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities. The limitations on each Fund's investments in interest-only, principal-only and inverse floating rate mortgage-backed securities are set forth above under "Investment Objectives and Policies."

    ----------------------------------------------------------------------------
    REPURCHASE AGREEMENTS

    Each of the Funds may enter into repurchase agreements. A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Advisor will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

    ----------------------------------------------------------------------------
    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

    Each of the Funds may purchase securities on a when-issued or delayed delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

    The purchase of securities on a when-issued or delayed delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund's purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. However, the Funds will engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with their investment objectives, and not for the purpose of investment leverage. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

    In connection with their ability to purchase securities on a when-issued or delayed delivery basis, the Funds may enter into mortgage "dollar rolls" in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a future date. In a mortgage dollar roll, a Fund gives up the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Funds compared with what such performance would have been without the use of mortgage dollar rolls. The Funds will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

    ----------------------------------------------------------------------------
    ZERO COUPON SECURITIES

    The Funds may invest in zero coupon, fixed income securities. Zero coupon securities pay no cash income to their holders until they mature and are issued at substantial discounts from their value at maturity. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall.

    ----------------------------------------------------------------------------
    LENDING OF PORTFOLIO SECURITIES

    In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to an affiliate of the Advisor) in connection with these, which, in the case of U.S. Bank, are 40% of the Funds' income from such securities lending transactions.

    ----------------------------------------------------------------------------
    OPTIONS TRANSACTIONS

    Each of the Funds may, in order to reduce risk, invest in exchange traded put and call options on interest rate indices. Such investments will be made solely as a hedge against adverse changes resulting from market conditions in the values of securities held by the Funds or which they intend to purchase and where the transactions are deemed appropriate to reduce risks inherent in the Funds' portfolios or contemplated investments.

    None of the Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying contract or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid (purchase price of the option) and the commission or other transaction expenses associated with acquiring the option.

    Options on interest rate indices give the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Put and call options on interest rate indices thus may be used to hedge the value of a portfolio of debt securities against anticipated changes in interest rates.

    The use of options on interest rate indices involves certain risks. These include the risk that changes in interest rates on the hedged instruments may not correlate to changes in interest rates on the instrument or index upon which the hedge is based, and the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

    ----------------------------------------------------------------------------
    FUTURES AND OPTIONS ON FUTURES

    The Funds may engage in futures transactions and purchase options on futures to the extent specified with under "Investment Objectives and Policies." These transactions may include the purchase of interest rate index futures and options on interest rate index futures.

    A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified exercise price, to sell or to purchase the underlying futures contract at any time during the option period. A Fund may use futures contracts and options on futures in an effort to hedge against market risks.

    Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 1/3 of the market value of a Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company under the Code.

    Where a Fund is permitted to purchase options on futures, its potential loss is limited to the amount of the premiums paid for the options. As stated above, this amount may not exceed 5% of a Fund's total assets. Where a Fund is permitted to enter into futures contracts obligating it to purchase an index in the future at a specified price, such Fund could lose 100% of its net assets in connection therewith if it engaged extensively in such transactions and if the index value of the subject index at the delivery or settlement date fell to zero for all contracts into which a Fund was permitted to enter.

    A Fund may lose the expected benefit of futures transactions if interest rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions.

    ----------------------------------------------------------------------------
    PORTFOLIO TRANSACTIONS

    Portfolio transactions in the over-the-counter market will be effected with market makers or issuers, unless better overall price and execution are available through a brokerage transaction. It is anticipated that most portfolio transactions involving debt securities will be executed on a principal basis. Also, with respect to the placement of portfolio transactions with securities firms, subject to the overall policy to seek to place portfolio transactions as efficiently as possible and at the best price, research services and placement of orders by securities firms for a Fund's shares may be taken into account as a factor in placing portfolio transactions for the Fund.

    ----------------------------------------------------------------------------
    PORTFOLIO TURNOVER

    Although the Funds do not intend generally to trade for short-term profits, they may dispose of a security without regard to the time it has been held when such action appears advisable to the

    Advisor. The portfolio turnover rate for a Fund may vary from year to year and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates (100% or more) generally would result in higher transaction costs and could result in additional tax consequences to a Fund's shareholders.

    ----------------------------------------------------------------------------
    INVESTMENT RESTRICTIONS

    The fundamental and nonfundamental investment restrictions of the Funds are set forth in full in the Statement of Additional Information. The fundamental restrictions include the following:

    * None of the Funds will borrow money, except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed 10% of the borrowing Fund's total assets.

    * None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. If a Fund engages in borrowing, its share price may be subject to greater fluctuation, and the interest expense associated with the borrowing may reduce the Fund's net income.

    *   None of the Funds will make short sales of securities.

    * None of the Funds will purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

    A fundamental policy or restriction, including those stated above, cannot be changed without an affirmative vote of the holders of a "majority" of the outstanding shares of the applicable Fund, as defined in the 1940 Act.

    As a nonfundamental policy, none of the Funds will invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable SEC rules and interpretations. Section 4(2) commercial paper and Rule 144A securities may be determined to be "liquid" under guidelines adopted by the Board of Directors. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

    INFORMATION CONCERNING COMPENSATION PAID TO U.S. BANK NATIONAL ASSOCIATION AND OTHER AFFILIATES

    U.S. Bank National Association and other affiliates of U.S. Bancorp may act as a fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") and other trust and agency accounts that invest in the Funds. These U.S. Bancorp affiliates may receive compensation from the Funds for the services they provide to the Funds, as described more fully in the following sections of this Prospectus:

    Investment advisory services -- see "Management-Investment Advisor"

    Custodian services -- see "Management-Custodian"

    Sub-administration services -- see "Management-Administrator"

    Shareholder servicing -- see "Distributor"

    Securities lending -- see "Special Investment Methods-Lending of Portfolio Securities"

FIRST AMERICAN INVESTMENT FUNDS, INC.
Oaks, Pennsylvania 19456

Investment Advisor
U.S. BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

Custodian
U.S. BANK NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

Distributor
SEI INVESTMENTS DISTRIBUTION CO.
Oaks, Pennsylvania 19456

Administrator
SEI INVESTMENTS MANAGEMENT CORPORATION
Oaks, Pennsylvania 19456

Transfer Agent
DST SYSTEMS, INC.
330 West Ninth Street
Kansas City, Missouri 64105

Independent Auditors
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

Counsel
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402




FAIF-1301 (7/98) R